UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06463

AIM International Mutual Funds

(Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/23

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Semiannual Report to Shareholders	April 30, 2023

Invesco Advantage International Fund

Nasdaq:

A: QMGAX ∎ C: QMGCX ∎ R: QMGRX ∎ Y: QMGYX ∎ R5: GMAGX ∎ R6: QMGIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

12	Financial Statements

15	Financial Highlights

16	Notes to Financial Statements

25	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	7.95%
Class C Shares	7.55
Class R Shares	7.75
Class Y Shares	8.06
Class R5 Shares	7.99
Class R6 Shares	8.05
MSCI All Country World ex USA Index▼	20.65

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Advantage International Fund

Average Annual Total Returns
As of 4/30/23, including maximum applicable sales charges
Class A Shares
Inception (8/27/15)	4.02%
5 Years	1.98
1 Year	-7.02
Class C Shares
Inception (8/27/15)	4.01%
5 Years	2.38
1 Year	-3.32
Class R Shares
Inception (8/27/15)	4.53%
5 Years	2.88
1 Year	-1.92
Class Y Shares
Inception (8/27/15)	4.99%
5 Years	3.37
1 Year	-1.44
Class R5 Shares
Inception	4.92%
5 Years	3.34
1 Year	-1.44
Class R6 Shares
Inception (8/27/15)	5.05%
5 Years	3.42
1 Year	-1.43

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Multi-Asset Growth Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Multi-Asset Growth Fund. Note: The Fund was subsequently renamed the Invesco Advantage International Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Advantage International Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Advantage International Fund

Schedule of Investments

April 30, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-75.76%
Australia-3.25%
AngloGold Ashanti Ltd.	219	$ 5,848
ANZ Group Holdings Ltd.	1,337	21,630
BHP Group Ltd.	3,638	107,639
Coles Group Ltd.	703	8,468
Commonwealth Bank of Australia	334	22,034
CSL Ltd.	180	35,826
Fortescue Metals Group Ltd.	483	6,677
Glencore PLC	9,927	58,575
National Australia Bank Ltd.	373	7,139
Newcrest Mining Ltd.	292	5,591
Rio Tinto Ltd.	5,033	376,002
Rio Tinto PLC	3,888	246,881
Telstra Group Ltd.	11,573	33,499
Transurban Group	1,098	10,899
Wesfarmers Ltd.	242	8,336
Westpac Banking Corp.	505	7,537
Woodside Energy Group Ltd.	1,055	23,929
Woolworths Group Ltd.	2,741	70,619
		1,057,129

Austria-0.15%
OMV AG	1,055	49,915

Belgium-0.74%
Anheuser-Busch InBev S.A./N.V.	2,770	180,351
KBC Group N.V.	489	34,917
UCB S.A.	258	24,035
		239,303

Brazil-2.43%
Ambev S.A.	2,500	7,097
B3 S.A. - Brasil, Bolsa, Balcao	22,200	51,986
Banco Bradesco S.A., Preference Shares	11,900	33,044
Banco BTG Pactual S.A., Series CPO	2,600	12,208
Banco do Brasil S.A.	8,500	73,040
Banco Santander Brasil S.A., Series CPO	6,800	36,633
BB Seguridade Participacoes S.A.	1,000	6,879
CCR S.A.	2,200	5,985
Centrais Eletricas Brasileiras S.A.	3,800	25,789
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	600	5,549
Cia Siderurgica Nacional S.A.	1,900	5,413
Gerdau S.A., Preference Shares	1,715	8,658
Itau Unibanco Holding S.A., Preference Shares	8,600	44,691
Itausa S.A., Preference Shares	8,610	14,984
Localiza Rent a Car S.A.	800	9,304
Petroleo Brasileiro S.A., Preference Shares	55,300	262,763
Rumo S.A.	2,400	9,479
Vale S.A.	10,300	149,509

	Shares	Value
Brazil-(continued)
WEG S.A.	3,100	$ 25,557
		788,568

Chile-0.27%
Banco de Chile	75,159	8,003
Banco Santander Chile	115,490	5,522
Cencosud S.A.	4,981	10,150
Cia Sud Americana de Vapores S.A.	103,420	10,568
Falabella S.A.	3,183	6,826
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	680	46,035
		87,104

China-8.98%
Agricultural Bank of China Ltd., H Shares	67,000	25,828
Air China Ltd., H Shares(a)	12,000	10,613
Alibaba Group Holding Ltd.(a)	22,000	230,764
Aluminum Corp. of China Ltd., H Shares	16,000	9,517
Anhui Conch Cement Co. Ltd., H Shares	3,000	9,477
ANTA Sports Products Ltd.	1,600	19,893
Autohome, Inc., ADR	1,239	36,736
Baidu, Inc., A Shares(a)	1,750	26,332
Bank of China Ltd., H Shares	551,000	220,186
Bank of Communications Co. Ltd., H Shares	40,000	25,872
BOC Hong Kong Holdings Ltd.	8,500	26,822
BYD Co. Ltd., H Shares	1,500	45,280
BYD Electronic International Co. Ltd.	19,500	59,031
China CITIC Bank Corp. Ltd., H Shares	94,000	50,868
China Coal Energy Co. Ltd., H Shares	26,000	22,313
China Construction Bank Corp., H Shares	222,000	148,939
China Feihe Ltd.(b)	12,000	8,092
China Hongqiao Group Ltd.	25,000	24,616
China Life Insurance Co. Ltd., H Shares	43,000	82,504
China Longyuan Power Group Corp. Ltd., H Shares	5,000	5,241
China Merchants Bank Co. Ltd., H Shares	6,000	28,863
China Minsheng Banking Corp. Ltd., H Shares	22,000	8,095
China Oilfield Services Ltd., H Shares	8,000	9,401
China Overseas Land & Investment Ltd.	8,000	20,282
China Pacific Insurance (Group) Co. Ltd., H Shares	2,200	6,582
China Petroleum & Chemical Corp., H Shares	342,000	224,445
China Resources Gas Group Ltd.	1,900	6,010
China Resources Land Ltd.	4,000	18,651
China Shenhua Energy Co. Ltd., H Shares	8,500	28,225
China Taiping Insurance Holdings Co. Ltd.	8,600	9,889
China Tower Corp. Ltd., H Shares(b)	456,000	58,263
China Vanke Co. Ltd., H Shares	5,100	7,966
CITIC Ltd.	10,000	12,561
COSCO SHIPPING Holdings Co. Ltd., H Shares	6,850	7,933
Country Garden Holdings Co. Ltd.	42,000	10,811
CSPC Pharmaceutical Group Ltd.	76,640	78,113
ENN Energy Holdings Ltd.	800	10,955
Geely Automobile Holdings Ltd.	6,000	7,398
Great Wall Motor Co. Ltd., H Shares	6,000	7,244

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Advantage International Fund

	Shares	Value
China-(continued)
Haier Smart Home Co. Ltd., H Shares	4,400	$ 14,270
Hengan International Group Co. Ltd.	2,000	8,919
Industrial & Commercial Bank of China Ltd., H Shares	159,000	85,694
JD Health International, Inc.(a)(b)	750	5,400
JD.com, Inc., A Shares	3,966	70,450
Kingsoft Corp. Ltd.	1,800	7,915
Kunlun Energy Co. Ltd.	12,000	11,134
Lenovo Group Ltd.	16,000	16,414
Li Auto, Inc., ADR(a)	850	19,975
Li Ning Co. Ltd.	2,500	17,892
Longfor Group Holdings Ltd.(b)	2,000	5,470
Lufax Holding Ltd., ADR	4,909	8,345
Meituan, B Shares(a)(b)	440	7,509
NetEase, Inc.	4,100	73,017
New China Life Insurance Co. Ltd., H Shares	2,500	7,180
Nongfu Spring Co. Ltd., H Shares(b)	2,400	12,981
NXP Semiconductors N.V.	129	21,122
PDD Holdings, Inc., ADR(a)	2,041	139,094
People’s Insurance Co. Group of China Ltd. (The), H Shares	87,000	34,220
PetroChina Co. Ltd., H Shares	86,000	59,713
PICC Property & Casualty Co. Ltd., H Shares	76,000	91,779
Ping An Insurance (Group) Co. of China Ltd., H Shares	8,500	61,943
Postal Savings Bank of China Co. Ltd., H Shares(b)	12,000	7,827
Prosus N.V.	2,308	172,843
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	32,400	55,248
Shenzhou International Group Holdings Ltd.	700	6,717
Sino Biopharmaceutical Ltd.	29,000	16,099
Sunny Optical Technology Group Co. Ltd.	700	7,412
Tencent Holdings Ltd.	3,000	132,712
Vipshop Holdings Ltd., ADR(a)	389	6,107
Yankuang Energy Group Co. Ltd., H Shares	18,000	61,512
Zijin Mining Group Co. Ltd., H Shares	4,000	6,719
ZTO Express (Cayman), Inc., ADR	462	12,788
		2,917,031

Colombia-0.03%
Bancolombia S.A., Preference Shares	1,531	9,483

Denmark-2.08%
AP Moller - Maersk A/S, Class B	146	263,340
Carlsberg A/S, Class B	44	7,268
Coloplast A/S, Class B	49	7,062
Danske Bank A/S(a)	1,517	32,063
Genmab A/S(a)	52	21,361
Novo Nordisk A/S, Class B	2,068	344,980
		676,074

Finland-0.43%
Fortum OYJ	747	11,159
Neste OYJ	264	12,758
Nokia OYJ	11,676	49,368
Nordea Bank Abp	2,932	32,663
Sampo OYJ, Class A	412	20,895
UPM-Kymmene OYJ	351	11,192
		138,035

	Shares	Value
France-5.40%
AXA S.A.	1,749	$ 57,099
BNP Paribas S.A.	3,426	221,807
Bouygues S.A.	1,028	37,680
Bureau Veritas S.A.	176	5,073
Carrefour S.A.	2,314	48,148
Cie de Saint-Gobain	1,271	73,562
Cie Generale des Etablissements Michelin S.C.A.	1,569	50,014
Credit Agricole S.A.	4,655	56,949
Danone S.A.	1,495	98,926
ENGIE S.A.	6,950	111,288
EssilorLuxottica S.A.	231	45,663
Hermes International	25	54,249
Kering S.A.	52	33,282
Legrand S.A.	66	6,244
L’Oreal S.A.	149	71,113
LVMH Moet Hennessy Louis Vuitton SE	170	163,359
Orange S.A.	4,397	57,229
Safran S.A.	231	35,943
Societe Generale S.A.	5,079	123,599
Thales S.A.	283	43,175
TotalEnergies SE	1,893	120,676
Vinci S.A.	1,445	178,931
Vivendi SE	5,427	59,664
		1,753,673

Germany-5.25%
adidas AG	334	58,729
Allianz SE	154	38,633
BASF SE	2,576	133,007
Bayer AG	309	20,350
Bayerische Motoren Werke AG	1,361	152,122
Beiersdorf AG	73	10,188
Continental AG	219	15,315
Daimler Truck Holding AG(a)	1,183	39,082
Deutsche Bank AG	4,938	54,172
Deutsche Boerse AG	88	16,766
Deutsche Post AG	2,236	107,316
Deutsche Telekom AG	3,363	81,086
E.ON SE	5,272	69,775
Evonik Industries AG	1,415	30,821
Fresenius Medical Care AG & Co. KGaA	1,055	51,216
Fresenius SE & Co. KGaA	2,591	74,883
Hannover Rueck SE	22	4,693
Henkel AG & Co. KGaA, Preference Shares	772	62,317
Infineon Technologies AG	286	10,384
Mercedes-Benz Group AG	2,770	215,749
Merck KGaA	309	55,377
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	103	38,675
RWE AG	176	8,256
Sartorius AG, Preference Shares	22	8,520
Siemens AG	205	33,632
Siemens Energy AG(a)	1,028	25,154
Volkswagen AG, Preference Shares	2,114	288,498
		1,704,716

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Advantage International Fund

	Shares	Value
Greece-0.02%
Hellenic Telecommunications Organization S.A.	437	$ 6,387

Hong Kong-1.85%
CK Asset Holdings Ltd.	8,000	47,303
CK Hutchison Holdings Ltd.	34,500	232,021
CK Infrastructure Holdings Ltd.	6,000	34,208
CLP Holdings Ltd.	1,000	7,453
Henderson Land Development Co. Ltd.	4,000	14,256
Hong Kong & China Gas Co. Ltd. (The)	8,292	7,365
Jardine Matheson Holdings Ltd.	2,100	101,651
Power Assets Holdings Ltd.	3,000	17,148
Prudential PLC	5,058	77,488
Sun Hung Kai Properties Ltd.	4,500	62,686
		601,579

Hungary-0.17%
OTP Bank Nyrt	1,847	56,238

Indonesia-0.76%
PT Adaro Energy Indonesia Tbk	69,100	14,783
PT Astra International Tbk	75,500	34,820
PT Bank Central Asia Tbk	80,800	49,942
PT Bank Mandiri (Persero) Tbk	85,600	30,245
PT Bank Negara Indonesia (Persero) Tbk	17,900	11,536
PT Bank Rakyat Indonesia (Persero) Tbk	44,200	15,392
PT Kalbe Farma Tbk	45,600	6,600
PT Telkom Indonesia (Persero) Tbk	248,400	71,790
PT Unilever Indonesia Tbk	18,300	5,493
PT United Tractors Tbk	3,600	7,109
		247,710

Ireland-0.22%
CRH PLC	1,296	62,675
Flutter Entertainment PLC(a)	44	8,816
		71,491

Italy-1.04%
Assicurazioni Generali S.p.A.	3,114	64,816
Enel S.p.A.	2,767	18,906
Eni S.p.A.	6,229	94,393
Ferrari N.V.	103	28,698
Poste Italiane S.p.A.(b)	2,289	23,837
UniCredit S.p.A.	5,382	106,509
		337,159

Japan-12.73%
Asahi Group Holdings Ltd.	1,000	38,638
Astellas Pharma, Inc.	4,200	63,343
Bridgestone Corp.	1,900	76,224
Canon, Inc.	2,700	64,483
Chugai Pharmaceutical Co. Ltd.	1,400	36,137
Dai-ichi Life Holdings, Inc.	1,500	27,846
Daiichi Sankyo Co. Ltd.	2,200	75,448
Daikin Industries Ltd.	100	18,193
Daiwa House Industry Co. Ltd.	800	20,417
Denso Corp.	200	12,069
East Japan Railway Co.	100	5,736
Eisai Co. Ltd.	300	17,345
FANUC Corp.	400	13,551

	Shares	Value
Japan-(continued)
Fast Retailing Co. Ltd.	100	$ 23,674
FUJIFILM Holdings Corp.	1,500	78,242
Fujitsu Ltd.	100	13,326
Hitachi Ltd.	1,800	99,877
Honda Motor Co. Ltd.	7,700	204,474
Hoya Corp.	200	21,068
ITOCHU Corp.	3,300	109,658
Japan Post Holdings Co. Ltd.	17,600	145,261
Japan Tobacco, Inc.	2,400	51,639
Kao Corp.	300	12,141
KDDI Corp.	2,200	68,701
Kirin Holdings Co. Ltd.	700	11,381
Komatsu Ltd.	1,800	44,532
Kyocera Corp.	800	42,006
Mitsubishi Corp.	6,000	222,614
Mitsubishi Electric Corp.	4,000	49,593
Mitsubishi Estate Co. Ltd.	1,100	13,593
Mitsubishi UFJ Financial Group, Inc.	31,100	196,182
Mitsui & Co. Ltd.	4,800	150,284
Mitsui Fudosan Co. Ltd.	500	9,933
Mizuho Financial Group, Inc.	9,970	144,886
Murata Manufacturing Co. Ltd.	200	11,643
Nintendo Co. Ltd.	1,100	46,393
Nippon Telegraph & Telephone Corp.	5,000	152,487
Nissan Motor Co. Ltd.	13,600	49,738
Nomura Holdings, Inc.	6,600	23,709
Olympus Corp.	1,500	26,240
Oriental Land Co. Ltd.	300	10,608
ORIX Corp.	4,600	78,333
Otsuka Holdings Co. Ltd.	1,100	37,665
Panasonic Holdings Corp.	8,200	77,218
Recruit Holdings Co. Ltd.	2,000	56,382
Renesas Electronics Corp.(a)	2,200	28,744
Secom Co. Ltd.	400	25,553
Sekisui House Ltd.	1,000	20,561
Seven & i Holdings Co. Ltd.	1,400	63,406
Shimano, Inc.	100	15,526
Shin-Etsu Chemical Co. Ltd.	400	11,449
Shionogi & Co. Ltd.	400	17,919
SoftBank Corp.	3,400	38,295
SoftBank Group Corp.	2,000	75,534
Sompo Holdings, Inc.	700	29,211
Sony Group Corp.	1,800	171,001
Subaru Corp.	300	4,878
Sumitomo Corp.	5,500	98,640
Sumitomo Mitsui Financial Group, Inc.	3,400	139,581
Takeda Pharmaceutical Co. Ltd.	8,538	283,868
Terumo Corp.	200	5,985
Tokio Marine Holdings, Inc.	1,000	20,119
Tokyo Electron Ltd.	100	11,420
Toshiba Corp.	1,000	32,349
Toyota Industries Corp.	400	23,248
Toyota Motor Corp.	18,600	255,401
Unicharm Corp.	200	8,065
		4,133,664

Luxembourg-0.53%
ArcelorMittal S.A.	6,026	171,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Advantage International Fund

	Shares	Value
Malaysia-0.31%
Axiata Group Bhd.	10,700	$ 7,179
CIMB Group Holdings Bhd.	6,800	7,723
IHH Healthcare Bhd.	11,900	15,323
Malayan Banking Bhd.	8,500	16,523
Petronas Chemicals Group Bhd.	5,600	8,912
Public Bank Bhd.	25,400	22,187
RHB Bank Bhd.	6,700	8,236
Tenaga Nasional Bhd.	7,700	15,373
		101,456

Mexico-0.51%
Cemex S.A.B. de C.V., Series CPO(a)	15,100	9,070
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	2,100	20,431
Grupo Bimbo S.A.B. de C.V., Series A	4,600	24,638
Grupo Financiero Banorte S.A.B. de C.V., Class O	3,200	27,672
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	3,300	8,032
Grupo Mexico S.A.B. de C.V., Class B	1,900	9,343
Grupo Televisa S.A.B., Series CPO	5,600	5,681
Wal-Mart de Mexico S.A.B. de C.V., Series V	15,473	62,384
		167,251

Netherlands-3.76%
ASML Holding N.V.	194	123,523
Heineken Holding N.V.	283	27,140
Heineken N.V.	66	7,576
ING Groep N.V.	9,069	112,619
Koninklijke Ahold Delhaize N.V.	3,363	115,814
Koninklijke DSM N.V.	364	47,689
Koninklijke KPN N.V.	6,687	24,378
Koninklijke Philips N.V.	7,290	154,087
Shell PLC	18,298	562,934
Universal Music Group N.V.	264	5,775
Wolters Kluwer N.V.	309	40,949
		1,222,484

Peru-0.02%
Credicorp Ltd.	49	6,638

Philippines-0.09%
SM Prime Holdings, Inc.	47,700	29,257

Poland-0.04%
Bank Polska Kasa Opieki S.A.	617	14,291

Russia-0.00%
Sberbank of Russia PJSC(a)(c)	9,800	0
Tatneft PJSC(c)	1,980	0
VTB Bank PJSC(a)(c)	9,716,000	0
		0

Singapore-0.24%
DBS Group Holdings Ltd.	700	17,361
Oversea-Chinese Banking Corp. Ltd.	1,700	16,093
Singapore Telecommunications Ltd.	19,500	37,391
STMicroelectronics N.V.	132	5,645
		76,490

	Shares	Value
South Africa-1.70%
Absa Group Ltd.	2,357	$ 22,921
Anglo American PLC	3,815	117,164
Bid Corp. Ltd.	656	14,943
Capitec Bank Holdings Ltd.	97	8,454
Discovery Ltd.(a)	1,555	12,214
FirstRand Ltd.	14,920	52,586
Gold Fields Ltd.	802	12,424
Impala Platinum Holdings Ltd.	826	8,004
MTN Group Ltd.	1,142	8,020
Naspers Ltd., Class N	850	151,820
Nedbank Group Ltd.	1,385	16,016
Remgro Ltd.	1,993	15,267
Sanlam Ltd.	3,280	10,132
Sasol Ltd.	1,288	16,759
Shoprite Holdings Ltd.	1,929	23,546
Sibanye Stillwater Ltd.	7,120	15,783
Standard Bank Group Ltd.	4,811	45,116
		551,169

South Korea-2.44%
Celltrion, Inc.	97	11,695
Hyundai Mobis Co. Ltd.	97	15,833
Hyundai Motor Co.	97	14,378
KB Financial Group, Inc.	680	25,232
Kia Corp.	753	47,777
LG Chem Ltd.	22	12,268
LG Energy Solution Ltd.(a)	49	21,415
NAVER Corp.	170	24,675
POSCO Holdings, Inc.	49	13,876
Samsung Biologics Co. Ltd.(a)(b)	24	14,048
Samsung Electronics Co. Ltd.	4,957	244,223
Samsung SDI Co. Ltd.	194	100,901
Shinhan Financial Group Co. Ltd.	1,215	31,846
SK hynix, Inc.	3,159	212,772
		790,939

Spain-2.38%
Banco Bilbao Vizcaya Argentaria S.A.	17,041	125,361
Banco Santander S.A.	56,983	200,867
CaixaBank S.A.	14,027	51,946
Ferrovial S.A.	170	5,336
Grifols S.A.(a)	879	9,047
Iberdrola S.A.	7,350	95,356
Industria de Diseno Textil S.A.	926	31,851
Repsol S.A.	5,132	75,383
Telefonica S.A.	38,783	176,546
		771,693

Sweden-1.38%
Atlas Copco AB, Class A	857	12,408
H & M Hennes & Mauritz AB, Class B	1,749	25,618
Investor AB, Class B	6,561	141,052
Skandinaviska Enskilda Banken AB, Class A	1,517	17,286
Svenska Handelsbanken AB, Class A	1,164	10,296
Swedbank AB, Class A	2,469	42,998
Telefonaktiebolaget LM Ericsson, Class B	10,133	55,961
Telia Co. AB	7,510	20,925
Volvo AB, Class B	5,905	122,149
		448,693

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Advantage International Fund

	Shares	Value
Switzerland-4.09%
ABB Ltd.	4,447	$ 160,511
Chocoladefabriken Lindt & Spruengli AG, PC	2	24,703
Geberit AG	22	12,529
Novartis AG	7,314	748,593
Partners Group Holding AG	8	7,768
Schindler Holding AG, PC	22	4,898
Swatch Group AG (The), BR	121	41,320
Swisscom AG	75	51,415
UBS Group AG(a)	10,765	218,795
Zurich Insurance Group AG	121	58,525
		1,329,057

Taiwan-2.93%
ASE Technology Holding Co. Ltd., ADR	2,284	15,668
Asustek Computer, Inc.	2,000	18,504
Catcher Technology Co. Ltd.	6,000	35,423
Cathay Financial Holding Co. Ltd.	9,000	12,468
Chailease Holding Co. Ltd.	2,155	15,729
Cheng Shin Rubber Industry Co. Ltd.	7,000	8,635
China Development Financial Holding Corp.	16,000	6,839
China Steel Corp.	23,000	21,803
Chunghwa Telecom Co. Ltd., ADR	243	10,016
CTBC Financial Holding Co. Ltd.	13,000	9,588
Delta Electronics, Inc.	4,000	39,303
E Ink Holdings, Inc.	8,000	49,807
Evergreen Marine Corp. Taiwan Ltd.	1,800	9,506
Far Eastern New Century Corp.	10,000	10,412
Far EasTone Telecommunications Co. Ltd.	9,000	23,148
First Financial Holding Co. Ltd.	19,120	16,900
Formosa Chemicals & Fibre Corp.	6,000	13,462
Formosa Plastics Corp.	4,000	12,227
Hon Hai Precision Industry Co. Ltd.	56,000	190,685
Hua Nan Financial Holdings Co. Ltd.	8,000	5,722
Mega Financial Holding Co. Ltd.	8,000	8,910
Nan Ya Plastics Corp.	9,000	22,919
Nanya Technology Corp.	3,000	6,643
Novatek Microelectronics Corp.	2,000	27,397
Pegatron Corp.	4,000	9,133
President Chain Store Corp.	1,000	8,866
Quanta Computer, Inc.	2,000	5,599
Realtek Semiconductor Corp.	1,000	11,759
Shanghai Commercial & Savings Bank Ltd. (The)	4,000	6,066
Taiwan Cooperative Financial Holding Co. Ltd.	18,150	15,837
Taiwan Mobile Co. Ltd.	5,000	16,879
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,333	196,672
Unimicron Technology Corp.	2,000	9,520
Uni-President Enterprises Corp.	9,000	21,601
United Microelectronics Corp., ADR	2,843	22,829
Wan Hai Lines Ltd.	3,645	7,720
Yang Ming Marine Transport Corp.	8,000	16,493
Yuanta Financial Holding Co. Ltd.	14,798	10,920
		951,608

Turkey-0.05%
Eregli Demir ve Celik Fabrikalari TAS	7,460	12,697
Ford Otomotiv Sanayi A.S.	166	4,582
		17,279

	Shares	Value
United Kingdom-6.96%
Ashtead Group PLC	110	$ 6,335
AstraZeneca PLC	498	73,280
Aviva PLC	3,678	19,569
BAE Systems PLC	10,449	133,221
Barclays PLC	66,411	133,970
BP PLC	47,239	317,699
British American Tobacco PLC	7,703	284,573
BT Group PLC	20,626	41,161
Coca-Cola Europacific Partners PLC	721	46,483
Compass Group PLC	778	20,508
Diageo PLC	2,043	93,329
HSBC Holdings PLC	5,864	42,205
Imperial Brands PLC	2,691	66,557
Lloyds Banking Group PLC	193,718	117,644
London Stock Exchange Group PLC	110	11,532
National Grid PLC	8,262	118,512
NatWest Group PLC	16,408	54,338
Reckitt Benckiser Group PLC	566	45,775
RELX PLC	1,235	41,081
Smith & Nephew PLC	1,491	24,662
SSE PLC	2,083	48,059
Standard Chartered PLC	7,001	55,368
Tesco PLC	59,608	210,817
Unilever PLC	1,993	111,006
Vodafone Group PLC	117,830	141,649
		2,259,333

United States-2.53%
Atlassian Corp., Class A(a)	121	17,867
Ferguson PLC	73	10,287
GSK PLC	8,238	149,235
Holcim AG	360	23,716
JBS S.A.	2,600	9,331
Roche Holding AG	364	114,091
Sanofi	2,770	305,310
Stellantis N.V.	11,178	184,865
Swiss Re AG	66	6,633
		821,335

Vietnam-0.00%
Vietnam Dairy Products JSC	2	6
Total Common Stocks & Other Equity Interests (Cost $21,873,282)		24,605,238

	Principal Amount
U.S. Treasury Securities-6.82%

U.S. Treasury Bills-6.82%
4.60%, 05/11/2023(d)	$1,108,604	1,108,604
4.58%, 06/08/2023(d)	1,104,752	1,104,752
Total U.S. Treasury Securities (Cost $2,213,356)		2,213,356

	Shares
Preferred Stocks-0.16%
Multinational-0.16%
Harambee Re Ltd., Pfd.(c)	15	1,518
Mt. Logan Re Ltd., Pfd.(c)	50	45,623
Thopas Re Ltd., Pfd.(c)	5	73
Turing Re Ltd., Series 2019-1, Pfd.(b)(c)	886	2,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Advantage International Fund

	Shares	Value
Multinational-(continued)
Viribus Re Ltd., Pfd.(c)	33,312	$ 2,474
Total Preferred Stocks (Cost $173,821)		52,222

	Principal Amount
Event-Linked Bonds-0.14%
Multinational-0.14%
Limestone Re Ltd., Class A, Catastrophe Linked Notes, 0.00%, 12/31/2024(b)(c)(e)	$1,175	1,538
Sector Re V Ltd., Series 2019-1, Class A, Catastrophe Linked Notes, 0.00%, 03/01/2024(b)(c)(e)	81,903	43,944
Total Event-Linked Bonds (Cost $83,078)		45,482

	Shares	Value
Money Market Funds-12.91%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(f)(g)	1,467,866	$1,467,866
Invesco Liquid Assets Portfolio, Institutional Class, 4.92%(f)(g)	1,048,433	1,048,748
Invesco Treasury Portfolio, Institutional Class, 4.77%(f)(g)	1,677,562	1,677,562
Total Money Market Funds (Cost $4,194,043)		4,194,176
TOTAL INVESTMENTS IN SECURITIES–95.79% (Cost $28,537,580)		31,110,474
OTHER ASSETS LESS LIABILITIES-4.21%		1,367,114
NET ASSETS-100.00%		$32,477,588

Investment Abbreviations:

ADR	- American Depositary Receipt
BR	- Bearer Shares
CPO	- Certificates of Ordinary Participation
PC	- Participation Certificate
Pfd.	- Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $191,443, which represented less than 1% of the Fund’s Net Assets.

(c)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(e)	Zero coupon bond issued at a discount.
(f)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,503,463	$5,501,382	$(5,536,979)	$-	$-	$1,467,866	$36,897
Invesco Liquid Assets Portfolio, Institutional Class	1,074,009	3,929,558	(3,954,984)	27	138	1,048,748	24,955
Invesco Treasury Portfolio, Institutional Class	1,718,243	6,287,294	(6,327,975)	-	-	1,677,562	38,564
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	18,242	70,162	(88,404)	-	-	-	96*
Invesco Private Prime Fund	46,646	166,492	(213,130)	(4)	(4)	-	258*
Total	$4,360,603	$15,954,888	$(16,121,472)	$23	$134	$4,194,176	$100,770

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.

Open Exchange-Traded Index Options Written

Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value*		Value

Equity Risk

MSCI EAFE Index	Call	05/19/2023	49	USD	2,170.00	USD	10,633,000	$(78,645)

Equity Risk

MSCI Emerging Markets Index	Put	05/19/2023	22	USD	950.00	USD	2,090,000	(7,810)

Total Index Options Written								$(86,455)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Advantage International Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Currency Risk
Canadian Dollar	32	June-2023	$2,366,240	$ 39,389	$ 39,389
Equity Risk
S&P/TSX 60 Index	13	June-2023	2,395,911	110,594	110,594
Subtotal–Long Futures Contracts				149,983	149,983
Short Futures Contracts
Equity Risk
MSCI Emerging Markets Index	44	June-2023	(2,165,240)	12,947	12,947
Total Futures Contracts				$162,930	$162,930

(a)	Futures contracts collateralized by $249,301 cash held with Merrill Lynch International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Equity Risk
Bank of America, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.590%	Monthly	573	July–2023	USD	1,069,000	$–	$14,749	$14,749
Bank of America, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.590%	Monthly	298	July–2023	USD	561,486	–	2,140	2,140
Citibank, N.A.	Receive	MSCI EAFE Minimum Volatility Index	SOFR - 0.340%	Monthly	842	May–2023	USD	1,731,236	–	23,997	23,997
Citibank, N.A.	Receive	MSCI EAFE Minimum Volatility Index	SOFR - 0.340%	Monthly	438	May–2023	USD	900,572	–	12,483	12,483
Citibank, N.A.	Receive	MSCI Emerging Markets Minimum Volatility Index	SOFR + 0.620%	Monthly	307	August–2023	USD	578,443	–	2,204	2,204
Total – Total Return Swap Agreements									$–	$55,573	$55,573
(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:

SOFR –Secured Overnight Financing Rate

USD –U.S. Dollar

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2023

Financials	16.10%

Consumer Discretionary	10.22

Health Care	9.39

Industrials	9.09

U.S. Treasury Securities	6.82

Consumer Staples	6.22

Energy	6.00

Materials	5.74

Information Technology	5.58

Communication Services	4.99

Other Sectors, Each Less than 2% of Net Assets	2.73

Money Market Funds Plus Other Assets Less Liabilities	17.12

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Advantage International Fund

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $24,343,537)	$26,916,298

Investments in affiliated money market funds, at value (Cost $4,194,043)	4,194,176

Other investments:
Variation margin receivable – futures contracts	813,852

Unrealized appreciation on swap agreements – OTC	55,573

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	249,301

Cash	75,000

Foreign currencies, at value (Cost $107,137)	107,192

Receivable for:
Fund shares sold	51,543

Dividends	256,455

Interest	346

Investment for trustee deferred compensation and retirement plans	17,349

Other assets	32,967

Total assets	32,770,052

Liabilities:
Other investments:
Options written, at value (premiums received $95,837)	86,455

Swaps payable – OTC	10,848

Payable for:
Fund shares reacquired	139,623

Accrued fees to affiliates	12,040

Accrued other operating expenses	26,149

Trustee deferred compensation and retirement plans	17,349

Total liabilities	292,464

Net assets applicable to shares outstanding	$32,477,588

Net assets consist of:
Shares of beneficial interest	$31,773,217

Distributable earnings	704,371

$32,477,588

Net Assets:

Class A	$14,477,318

Class C	$3,296,077

Class R	$4,255,156

Class Y	$2,701,171

Class R5	$10,663

Class R6	$7,737,203

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	1,333,683

Class C	317,031

Class R	397,285

Class Y	245,781

Class R5	974

Class R6	702,747

Class A:
Net asset value per share	$10.86

Maximum offering price per share (Net asset value of $10.86 ÷ 94.50%)	$11.49

Class C:
Net asset value and offering price per share	$10.40

Class R:
Net asset value and offering price per share	$10.71

Class Y:
Net asset value and offering price per share	$10.99

Class R5:
Net asset value and offering price per share	$10.95

Class R6:
Net asset value and offering price per share	$11.01

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Advantage International Fund

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:

Interest	$60,333

Dividends (net of foreign withholding taxes of $54,886)	488,686

Dividends from affiliated money market funds (includes net securities lending income of $359)	100,775

Total investment income	649,794

Expenses:

Advisory fees	64,744

Administrative services fees	1,622

Custodian fees	17,211

Distribution fees:
Class A	15,922

Class C	15,750

Class R	9,642

Transfer agent fees – A, C, R and Y	25,814

Transfer agent fees – R5	1

Transfer agent fees – R6	164

Trustees’ and officers’ fees and benefits	6,344

Registration and filing fees	38,790

Reports to shareholders	5,391

Professional services fees	14,480

Other	17,262

Total expenses	233,137

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(113,743)

Net expenses	119,394

Net investment income	530,400

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(81,317)

Affiliated investment securities	134

Foreign currencies	11,758

Forward foreign currency contracts	(82)

Futures contracts	(1,424,965)

Option contracts written	(302,553)

Swap agreements	714,237

(1,082,788)

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	3,215,884

Affiliated investment securities	23

Foreign currencies	7,776

Futures contracts	(557,871)

Option contracts written	(118,221)

Swap agreements	8,849

2,556,440

Net realized and unrealized gain	1,473,652

Net increase in net assets resulting from operations	$2,004,052

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco Advantage International Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30, 2023	October 31, 2022

Operations:

Net investment income	$530,400	$566,531

Net realized gain (loss)	(1,082,788)	(1,967,626)

Change in net unrealized appreciation (depreciation)	2,556,440	(1,858,169)

Net increase (decrease) in net assets resulting from operations	2,004,052	(3,259,264)

Distributions to shareholders from distributable earnings:
Class A	–	(1,513,571)

Class C	–	(394,740)

Class R	–	(529,023)

Class Y	–	(138,310)

Class R5	–	(1,617)

Class R6	–	(232)

Total distributions from distributable earnings	–	(2,577,493)

Share transactions-net:
Class A	1,050,953	3,277,465

Class C	152,622	486,659

Class R	445,045	281,907

Class Y	(573,176)	2,325,217

Class R6	7,457,963	–

Net increase in net assets resulting from share transactions	8,533,407	6,371,248

Net increase in net assets	10,537,459	534,491

Net assets:
Beginning of period	21,940,129	21,405,638

End of period	$32,477,588	$21,940,129

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	Invesco Advantage International Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/23	$10.06	$0.21	$0.59	$0.80	$ –	$ –	$ –	$10.86	7.95	%(e)	$14,477	0.82	%(e)(f)	1.71	%(e)(f)	4.10	%(e)(f)	80%
Year ended 10/31/22	13.37	0.32	(2.00)	(1.68)	(0.14)	(1.49)	(1.63)	10.06	(14.27	)(e)	12,412	0.83	(e)	1.87	(e)	2.85	(e)	157
Year ended 10/31/21	10.83	0.25	2.30	2.55	–	(0.01)	(0.01)	13.37	23.54	(e)	12,502	0.87	(e)	2.27	(e)	1.89	(e)	141
Year ended 10/31/20	10.90	0.12	(0.13)	(0.01)	–	(0.06)	(0.06)	10.83	(0.09)		9,934	0.94		1.74		1.08		238
Year ended 10/31/19	10.57	0.09	0.82	0.91	0.00	(0.58)	(0.58)	10.90	9.51		63,878	1.14		1.53		0.91		43
Year ended 10/31/18	11.62	0.17	(0.96)	(0.79)	(0.05)	(0.21)	(0.26)	10.57	(6.98)		60,916	1.17		1.49		1.48		126
Class C
Six months ended 04/30/23	9.67	0.17	0.56	0.73	–	–	–	10.40	7.55		3,296	1.58	(f)	2.47	(f)	3.34	(f)	80
Year ended 10/31/22	12.90	0.23	(1.93)	(1.70)	(0.04)	(1.49)	(1.53)	9.67	(14.94)		2,920	1.58		2.64		2.10		157
Year ended 10/31/21	10.52	0.14	2.25	2.39	–	(0.01)	(0.01)	12.90	22.72		3,350	1.62		3.04		1.14		141
Year ended 10/31/20	10.66	0.04	(0.12)	(0.08)	–	(0.06)	(0.06)	10.52	(0.75)		3,241	1.65		2.49		0.37		238
Year ended 10/31/19	10.42	0.02	0.80	0.82	–	(0.58)	(0.58)	10.66	8.73		3,294	1.89		2.43		0.16		43
Year ended 10/31/18	11.50	0.08	(0.95)	(0.87)	–	(0.21)	(0.21)	10.42	(7.72)		3,649	1.92		2.62		0.73		126
Class R
Six months ended 04/30/23	9.94	0.20	0.57	0.77	–	–	–	10.71	7.75		4,255	1.08	(f)	1.97	(f)	3.84	(f)	80
Year ended 10/31/22	13.23	0.29	(1.98)	(1.69)	(0.11)	(1.49)	(1.60)	9.94	(14.53)		3,521	1.08		2.14		2.60		157
Year ended 10/31/21	10.74	0.21	2.29	2.50	–	(0.01)	(0.01)	13.23	23.27		4,360	1.12		2.54		1.64		141
Year ended 10/31/20	10.83	0.09	(0.12)	(0.03)	–	(0.06)	(0.06)	10.74	(0.28)		3,607	1.14		1.99		0.88		238
Year ended 10/31/19	10.52	0.07	0.82	0.89	–	(0.58)	(0.58)	10.83	9.35		3,266	1.39		1.94		0.66		43
Year ended 10/31/18	11.58	0.14	(0.96)	(0.82)	(0.03)	(0.21)	(0.24)	10.52	(7.29)		2,513	1.42		2.15		1.23		126
Class Y
Six months ended 04/30/23	10.17	0.23	0.59	0.82	–	–	–	10.99	8.06		2,701	0.58	(f)	1.47	(f)	4.34	(f)	80
Year ended 10/31/22	13.51	0.34	(2.01)	(1.67)	(0.18)	(1.49)	(1.67)	10.17	(14.12)		3,076	0.58		1.64		3.10		157
Year ended 10/31/21	10.91	0.28	2.33	2.61	–	(0.01)	(0.01)	13.51	23.92		1,178	0.62		2.04		2.14		141
Year ended 10/31/20	10.95	0.14	(0.12)	0.02	–	(0.06)	(0.06)	10.91	0.18		890	0.71		1.49		1.31		238
Year ended 10/31/19	10.60	0.11	0.82	0.93	–	(0.58)	(0.58)	10.95	9.67		1,433	0.99		1.36		1.06		43
Year ended 10/31/18	11.65	0.19	(0.97)	(0.78)	(0.06)	(0.21)	(0.27)	10.60	(6.86)		450	1.02		1.63		1.63		126
Class R5
Six months ended 04/30/23	10.14	0.23	0.58	0.81	–	–	–	10.95	7.99		11	0.58	(f)	1.26	(f)	4.34	(f)	80
Year ended 10/31/22	13.46	0.35	(2.00)	(1.65)	(0.18)	(1.49)	(1.67)	10.14	(14.02)		10	0.58		1.47		3.10		157
Year ended 10/31/21	10.88	0.28	2.31	2.59	–	(0.01)	(0.01)	13.46	23.80		13	0.62		1.85		2.14		141
Year ended 10/31/20	10.91	0.15	(0.12)	0.03	–	(0.06)	(0.06)	10.88	0.28		11	0.66		1.47		1.36		238
Period ended 10/31/19(g)	10.27	0.05	0.59	0.64	–	–	–	10.91	6.23		11	1.94	(f)	1.26	(f)	1.11	(f)	43
Class R6
Six months ended 04/30/23	10.19	0.23	0.59	0.82	–	–	–	11.01	8.05		7,737	0.58	(f)	1.26	(f)	4.34	(f)	80
Year ended 10/31/22	13.53	0.35	(2.02)	(1.67)	(0.18)	(1.49)	(1.67)	10.19	(14.10)		1	0.58		1.47		3.10		157
Year ended 10/31/21	10.93	0.28	2.33	2.61	–	(0.01)	(0.01)	13.53	23.88		2	0.62		1.85		2.14		141
Year ended 10/31/20	10.96	0.14	(0.11)	0.03	–	(0.06)	(0.06)	10.93	0.28		2	0.68		1.47		1.34		238
Year ended 10/31/19	10.59	0.12	0.83	0.95	–	(0.58)	(0.58)	10.96	9.88		11	0.89		1.21		1.16		43
Year ended 10/31/18	11.65	0.20	(0.97)	(0.77)	(0.08)	(0.21)	(0.29)	10.59	(6.84)		10	0.92		1.24		1.74		126

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Estimated acquired fund fees from underlying funds were 0.14% and 0.17% for the years ended October 31, 2019 and 2018 respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24%, 0.23% and 0.23% for the six months ended April 30, 2023, the years ended October 31, 2022 and 2021, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	Invesco Advantage International Fund

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Advantage International Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

Prior to February 10, 2020, the Fund sought to gain exposure to Regulation S securities primarily through investments in the Invesco Oppenheimer Global Multi-Asset Growth Fund (Cayman) Ltd. (the “Subsidiary”), a wholly owned and controlled subsidiary by the Fund that was organized under the laws of the Cayman Islands. Effective February 10, 2020, the Subsidiary liquidated and ceased operations. For the period November 1, 2019 through February 10, 2020, the Subsidiary operations were consolidated on the Statement of Operations, Statement of Changes in Net Assets and the Financial Highlights.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

16	Invesco Advantage International Fund

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are

17	Invesco Advantage International Fund

net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2023, Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

M.

Call Options Purchased and Written - The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on call options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Option contracts written. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on call options purchased are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.	Put Options Purchased and Written - The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or

18	Invesco Advantage International Fund

futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on put options purchased and put options written are included in the Statement of Operations as Net realized gain (loss) from and Change in net unrealized appreciation (depreciation) of Investment securities and Option contracts written, respectively. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

O.

Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s net asset value (“NAV”) per share over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. Additionally, an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) includes credit related contingent features which allow Counterparties to OTC derivatives to

19	Invesco Advantage International Fund

terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the Counterparty. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2023, if any, for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

P.

LIBOR Transition Risk - The Fund may have investments in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. LIBOR is intended to measure the rate generally at which banks can lend and borrow from one another in the relevant currency on an unsecured basis. The UK Financial Conduct Authority (“FCA”), the regulator that oversees LIBOR, announced that the majority of LIBOR rates would cease to be published or would no longer be representative on January 1, 2022. The publication of most LIBOR rates ceased at the end of 2021, and the remaining USD LIBOR rates will no longer be published after June 2023.

There remains uncertainty and risks relating to the continuing LIBOR transition and its effects on the Fund and the instruments in which the Fund invests. There can be no assurance that the composition or characteristics of any alternative reference rates (“ARRs”) or financial instruments in which the Fund invests that utilize ARRs will be similar to or produce the same value or economic equivalence as LIBOR or that these instruments will have the same volume or liquidity. Additionally, there remains uncertainty and risks relating to certain “legacy” USD LIBOR instruments that were issued or entered into before December 31, 2021 and the process by which a replacement interest rate will be identified and implemented into these instruments when USD LIBOR is ultimately discontinued. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act. The regulations provide a statutory fallback mechanism to replace LIBOR, by identifying benchmark rates based on the Secured Overnight Financing Rate (“SOFR”) that will replace LIBOR in certain financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The Funds may have instruments linked to other interbank offered rates that may also cease to be published in the future. The effects of such uncertainty and risks in “legacy” USD LIBOR instruments held by the Fund could result in losses to the Fund.

Q.

Leverage Risk - Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

R.	Other Risks - Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $500 million	0.490%

Next $500 million	0.470%

Next $4.0 billion	0.440%

Over $5.0 billion	0.420%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.49%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least February 29, 2024, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.85%, 1.60%, 1.10%, 0.60%, 0.60% and 0.60%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $64,744, reimbursed fund level expenses of $21,669 and reimbursed class level expenses of $14,702, $3,429, $4,198, $3,485, $1 and $164 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and

20	Invesco Advantage International Fund

Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2023, IDI advised the Fund that IDI retained $6,389 in front-end sales commissions from the sale of Class A shares and $0 and $39 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$1,057,129	$–	$1,057,129

Austria	–	49,915	–	49,915

Belgium	–	239,303	–	239,303

Brazil	788,568	–	–	788,568

Chile	87,104	–	–	87,104

China	244,167	2,672,864	–	2,917,031

Colombia	9,483	–	–	9,483

Denmark	–	676,074	–	676,074

Finland	–	138,035	–	138,035

France	–	1,753,673	–	1,753,673

Germany	–	1,704,716	–	1,704,716

Greece	–	6,387	–	6,387

Hong Kong	–	601,579	–	601,579

Hungary	–	56,238	–	56,238

Indonesia	–	247,710	–	247,710

Ireland	–	71,491	–	71,491

Italy	–	337,159	–	337,159

Japan	–	4,133,664	–	4,133,664

Luxembourg	–	171,000	–	171,000

Malaysia	–	101,456	–	101,456

Mexico	167,251	–	–	167,251

Multinational	–	–	97,704	97,704

Netherlands	–	1,222,484	–	1,222,484

Peru	6,638	–	–	6,638

Philippines	–	29,257	–	29,257

Poland	–	14,291	–	14,291

Russia	–	–	0	0

Singapore	–	76,490	–	76,490

South Africa	–	551,169	–	551,169

South Korea	–	790,939	–	790,939

Spain	–	771,693	–	771,693

Sweden	–	448,693	–	448,693

21	Invesco Advantage International Fund

	Level 1	Level 2	Level 3	Total

Switzerland	$–	$1,329,057	$–	$1,329,057

Taiwan	245,185	706,423	–	951,608

Turkey	–	17,279	–	17,279

United Kingdom	46,483	2,212,850	–	2,259,333

United States	27,198	3,007,493	–	3,034,691

Vietnam	–	6	–	6

Money Market Funds	4,194,176	–	–	4,194,176

Total Investments in Securities	5,816,253	25,196,517	97,704	31,110,474

Other Investments - Assets*

Futures Contracts	162,930	–	–	162,930

Swap Agreements	–	55,573	–	55,573

	162,930	55,573	–	218,503

Other Investments - Liabilities*

Options Written	(86,455)	–	–	(86,455)

Total Other Investments	76,475	55,573	–	132,048

Total Investments	$5,892,728	$25,252,090	$97,704	$31,242,522

*	Futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4–Derivative Investments

The Fund may enter into an ISDA Master Agreement under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2023:

	Value
	Currency	Equity
Derivative Assets	Risk	Risk	Total

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$39,389	$123,541	$162,930

Unrealized appreciation on swap agreements – OTC	–	55,573	55,573

Total Derivative Assets	39,389	179,114	218,503

Derivatives not subject to master netting agreements	(39,389)	(123,541)	(162,930)

Total Derivative Assets subject to master netting agreements	$–	$55,573	$55,573

			Value
			Equity
Derivative Liabilities			Risk

Options written, at value – Exchange-Traded			$(86,455)

Derivatives not subject to master netting agreements			86,455

Total Derivative Liabilities subject to master netting agreements			$–

(a)   The daily variation margin receivable (payable) at period-end is recorded in the Statement of Assets and Liabilities.

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2023.

	Financial Derivative Assets	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Swap Agreements	Swap Agreements	Net Value of Derivatives	Non-Cash	Cash	Net Amount

Bank of America, N.A.	$16,889	$ (4,715)	$12,174	$–	$–	$12,174

Citibank, N.A.	38,684	(6,133)	32,551	–	–	32,551

Total	$55,573	$(10,848)	$44,725	$–	$–	$44,725

22	Invesco Advantage International Fund

Effect of Derivative Investments for the six months ended April 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Total

Realized Gain (Loss):
Forward foreign currency contracts	$(82)	$-	$(82)

Futures contracts	(73,470)	(1,351,495)	(1,424,965)

Options written	-	(302,553)	(302,553)

Swap agreements	-	714,237	714,237

Change in Net Unrealized Appreciation (Depreciation):
Futures contracts	77,994	(635,865)	(557,871)

Options written	-	(118,221)	(118,221)

Swap agreements	-	8,849	8,849

Total	$4,442	$(1,685,048)	$(1,680,606)

The table below summarizes the average notional value of derivatives held during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Written	Swap Agreements

Average notional value	$54,158	$10,320,527	$12,409,600	$5,229,808

Average contracts	–	–	80	–

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,351.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$111,991	$–	$111,991

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

23	Invesco Advantage International Fund

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $20,489,447 and $15,334,234, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,830,985

Aggregate unrealized (depreciation) of investments	(454,214)

Net unrealized appreciation of investments	$1,376,771

Cost of investments for tax purposes is $29,865,751.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023(a)		October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	203,358	$2,138,758	349,749	$3,777,786

Class C	43,520	439,827	65,696	724,213

Class R	64,049	664,318	80,205	887,745

Class Y	68,108	723,502	261,354	2,817,156

Class R6	729,997	7,754,093	-	-

Issued as reinvestment of dividends:
Class A	-	-	128,932	1,505,924

Class C	-	-	34,576	390,706

Class R	-	-	44,248	511,946

Class Y	-	-	8,680	102,345

Automatic conversion of Class C shares to Class A shares:
Class A	4,521	47,508	8,202	88,383

Class C	(4,709)	(47,508)	(8,512)	(88,383)

Reacquired:
Class A	(107,674)	(1,135,313)	(188,143)	(2,094,628)

Class C	(23,698)	(239,697)	(49,589)	(539,877)

Class R	(20,931)	(219,273)	(99,929)	(1,117,784)

Class Y	(124,658)	(1,296,678)	(54,935)	(594,284)

Class R6	(27,390)	(296,130)	-	-

Net increase in share activity	804,493	$8,533,407	580,534	$6,371,248

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

24	Invesco Advantage International Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,079.50	$4.23	$1,020.73	$4.11	0.82%
Class C	1,000.00	1,075.50	8.13	1,016.96	7.90	1.58
Class R	1,000.00	1,077.50	5.56	1,019.44	5.41	1.08
Class Y	1,000.00	1,080.60	2.99	1,021.92	2.91	0.58
Class R5	1,000.00	1,079.90	2.99	1,021.92	2.91	0.58
Class R6	1,000.00	1,080.50	2.99	1,021.92	2.91	0.58

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

25	Invesco Advantage International Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLMAG-SAR-1

Semiannual Report to Shareholders	April 30, 2023

Invesco EQV Asia Pacific Equity Fund

Nasdaq:

A: ASIAX ∎ C: ASICX ∎ Y: ASIYX ∎ R6: ASISX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	22.25%
Class C Shares	21.77
Class Y Shares	22.36
Class R6 Shares	22.45
MSCI All Country Asia Pacific ex Japan Index▼ (Broad Market/Style-Specific Index)	19.77

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country Asia Pacific ex Japan Index is an unmanaged index considered representative of Asia Pacific region stock markets, excluding Japan. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco EQV Asia Pacific Equity Fund

Average Annual Total Returns
As of 4/30/23, including maximum applicable sales charges

Class A Shares
Inception (11/3/97)	7.85%
10 Years	3.79
5 Years	2.23
1 Year	-2.68

Class C Shares
Inception (11/3/97)	7.84%
10 Years	3.75
5 Years	2.62
1 Year	1.25

Class Y Shares
Inception (10/3/08)	9.23%
10 Years	4.63
5 Years	3.65
1 Year	3.23

Class R6 Shares
10 Years	4.64%
5 Years	3.83
1 Year	3.40

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

        Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco EQV Asia Pacific Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco EQV Asia Pacific Equity Fund

Schedule of Investments

April 30, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–92.56%
Australia–2.04%
CSL Ltd.	52,399	$ 10,428,984

China–30.12%
Airtac International Group	285,000	10,343,804
China Mengniu Dairy Co. Ltd.	3,410,000	13,747,984
China Resources Beer Holdings Co. Ltd.	1,746,000	13,494,787
Chongqing Fuling Zhacai Group Co. Ltd., A Shares	2,173,812	8,114,052
Fuyao Glass Industry Group Co. Ltd., H Shares(a)	2,262,400	9,195,948
JD.com, Inc., ADR	272,131	9,720,519
Meituan, B Shares(a)(b)	33,890	578,376
Minth Group Ltd.	1,838,000	5,312,975
Tencent Holdings Ltd.	413,300	18,283,249
Tongcheng Travel Holdings Ltd.(a)(b)	7,614,800	16,201,791
Wuliangye Yibin Co. Ltd., A Shares	669,038	16,386,731
Yum China Holdings, Inc.	540,726	33,081,617
		154,461,833

Hong Kong–4.97%
Hongkong Land Holdings Ltd.	861,300	3,825,414
Swire Properties Ltd.	8,045,800	21,636,094
		25,461,508

India–5.03%
Emami Ltd.	1,137,103	5,216,107
HDFC Bank Ltd., ADR	294,806	20,577,459
		25,793,566

Indonesia–12.65%
PT Bank Central Asia Tbk	26,531,800	16,399,000
PT Kalbe Farma Tbk	98,091,500	14,198,239
PT Mitra Keluarga Karyasehat Tbk(a)	63,173,600	12,454,464
PT Pakuwon Jati Tbk	484,554,400	16,069,803
PT Telkom Indonesia (Persero) Tbk	19,920,800	5,757,307
		64,878,813

Macau–0.71%
Galaxy Entertainment Group Ltd.(b)	513,000	3,647,050

Malaysia–4.07%
Bursa Malaysia Bhd.	7,666,250	10,802,701
Heineken Malaysia Bhd.	1,591,000	10,045,327
		20,848,028

New Zealand–2.24%
Auckland International Airport Ltd.(b)	1,398,732	7,654,271
Freightways Group Ltd.	647,550	3,812,384
		11,466,655

Investment Abbreviations:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

	Shares	Value
Philippines–8.45%

BDO Unibank, Inc.	9,054,888	$ 23,625,792

SM Investments Corp.	511,646	8,272,704
SM Prime Holdings, Inc.	18,662,900	11,446,952
		43,345,448

Singapore–2.19%

Keppel REIT	3,441,600	2,247,869
United Overseas Bank Ltd.	422,000	8,967,762
		11,215,631

South Korea–4.60%

Douzone Bizon Co. Ltd.	87,490	2,003,300

LEENO Industrial, Inc.	60,794	6,107,398
Samsung Electronics Co. Ltd.	314,061	15,473,280
		23,583,978

Taiwan–6.43%

ASPEED Technology, Inc.	45,000	3,835,556

MediaTek, Inc.	226,000	4,911,536

Taiwan Semiconductor Manufacturing Co. Ltd.	1,249,464	20,490,584
Visual Photonics Epitaxy Co. Ltd.	1,189,000	3,746,098
		32,983,774

Thailand–3.50%
Central Pattana PCL, Foreign Shares	8,990,800	17,959,825

United States–5.10%
Broadcom, Inc.	41,723	26,139,459

Vietnam–0.46%

Vietnam Dairy Products JSC	795,090	2,376,366
Total Common Stocks & Other Equity Interests (Cost $340,080,998)		474,590,918

Money Market Funds–7.43%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(c)(d)	13,334,067	13,334,067
Invesco Liquid Assets Portfolio, Institutional Class, 4.92%(c)(d)	9,545,332	9,548,195
Invesco Treasury Portfolio, Institutional Class, 4.77%(c)(d)	15,238,934	15,238,934
Total Money Market Funds (Cost $38,117,528)		38,121,196
TOTAL INVESTMENTS IN SECURITIES—99.99% (Cost $378,198,526)		512,712,114
OTHER ASSETS LESS LIABILITIES–0.01%		54,134
NET ASSETS–100.00%		$512,766,248

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco EQV Asia Pacific Equity Fund

Notes to Schedule of Investments:

(a)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $38,430,579, which represented 7.49% of the Fund’s Net Assets.

(b)	Non-income producing security.
(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,283,138	$18,386,758	$(18,335,829)	$ -	$-	$13,334,067	$278,287
Invesco Liquid Assets Portfolio, Institutional Class	9,510,912	13,133,399	(13,097,021)	277	628	9,548,195	205,914
Invesco Treasury Portfolio, Institutional Class	15,180,730	21,013,437	(20,955,233)	-	-	15,238,934	317,851
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,413,043	24,138,004	(26,551,047)	-	-	-	16,912*
Invesco Private Prime Fund	6,203,151	59,792,183	(65,994,528)	(621)	(185)	-	48,579*
Total	$46,590,974	$136,463,781	$(144,933,658)	$(344)	$443	$38,121,196	$867,543

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2023

Information Technology	16.14%
Financials	15.67
Consumer Discretionary	15.16
Real Estate	14.27
Consumer Staples	13.53
Health Care	7.23
Industrials	5.87
Communication Services	4.69
Money Market Funds Plus Other Assets Less Liabilities	7.44

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco EQV Asia Pacific Equity Fund

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $340,080,998)	$474,590,918
Investments in affiliated money market funds, at value (Cost $38,117,528)	38,121,196
Foreign currencies, at value (Cost $80,259)	80,560
Receivable for:
Investments sold	1,011,140
Fund shares sold	123,870
Dividends	1,791,028
Investment for trustee deferred compensation and retirement plans	84,241
Other assets	45,511
Total assets	515,848,464

Liabilities:
Payable for:
Investments purchased	1,371,830
Fund shares reacquired	378,764
Amount due custodian	1,087
Due to broker	9,266
Accrued foreign taxes	769,891
Accrued fees to affiliates	357,569
Accrued other operating expenses	101,193
Trustee deferred compensation and retirement plans	92,616
Total liabilities	3,082,216
Net assets applicable to shares outstanding	$512,766,248

Net assets consist of:
Shares of beneficial interest	$377,208,942
Distributable earnings	135,557,306
$512,766,248

Net Assets:
Class A	$341,743,704
Class C	$9,183,716
Class Y	$144,042,156
Class R6	$17,796,672

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	11,963,512
Class C	365,480
Class Y	5,032,748
Class R6	623,083
Class A:
Net asset value per share	$28.57
Maximum offering price per share (Net asset value of $28.57 ÷ 94.50%)	$30.23
Class C:
Net asset value and offering price per share	$25.13
Class Y:
Net asset value and offering price per share	$28.62
Class R6:
Net asset value and offering price per share	$28.56

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco EQV Asia Pacific Equity Fund

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $277,081)	$4,378,609

Dividends from affiliated money market funds (includes net securities lending income of $4,103)	806,155

Total investment income	5,184,764

Expenses:
Advisory fees	2,342,569

Administrative services fees	35,255

Custodian fees	33,464

Distribution fees:
Class A	425,131

Class C	49,635

Transfer agent fees – A, C and Y	512,614

Transfer agent fees – R6	3,500

Trustees’ and officers’ fees and benefits	7,733

Registration and filing fees	37,001

Reports to shareholders	32,838

Professional services fees	32,099

Other	7,618

Total expenses	3,519,457

Less: Fees waived and/or expense offset arrangement(s)	(26,070)

Net expenses	3,493,387

Net investment income	1,691,377

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $120,618)	451,517

Affiliated investment securities	443

Foreign currencies	(40,500)

411,460

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $12,989)	94,661,560

Affiliated investment securities	(344)

Foreign currencies	3,849

94,665,065

Net realized and unrealized gain	95,076,525

Net increase in net assets resulting from operations	$96,767,902

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco EQV Asia Pacific Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30,	October 31,
	2023	2022

Operations:
Net investment income	$1,691,377	$3,657,103

Net realized gain	411,460	34,761,195

Change in net unrealized appreciation (depreciation)	94,665,065	(208,797,056)

Net increase (decrease) in net assets resulting from operations	96,767,902	(170,378,758)

Distributions to shareholders from distributable earnings:
Class A	(23,019,545)	(30,871,663)

Class C	(689,862)	(1,135,132)

Class Y	(9,157,836)	(11,823,956)

Class R6	(1,652,040)	(6,813,606)

Total distributions from distributable earnings	(34,519,283)	(50,644,357)

Share transactions–net:
Class A	4,859,001	(11,461,589)

Class C	(840,980)	(2,034,106)

Class Y	4,405,356	11,646,727

Class R6	(5,024,846)	(53,445,726)

Net increase (decrease) in net assets resulting from share transactions	3,398,531	(55,294,694)

Net increase (decrease) in net assets	65,647,150	(276,317,809)

Net assets:
Beginning of period	447,119,098	723,436,907

End of period	$512,766,248	$447,119,098

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco EQV Asia Pacific Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/23	$25.07	$ 0.08	$5.42	$5.50	$(0.16)	$(1.84)	$(2.00)	$28.57	22.21%	$341,744	1.44	%(d)	1.45	%(d)	0.60	%(d)	4%
Year ended 10/31/22	36.69	0.17	(9.22)	(9.05)	(0.07)	(2.50)	(2.57)	25.07	(26.39)	295,255	1.45		1.45		0.53		13
Year ended 10/31/21	36.20	0.07	3.23	3.30	(0.10)	(2.71)	(2.81)	36.69	8.97	447,947	1.38		1.38		0.17		15
Year ended 10/31/20	33.15	0.13	5.12	5.25	(0.35)	(1.85)	(2.20)	36.20	16.67	438,473	1.44		1.45		0.40		27
Year ended 10/31/19	30.30	0.35	4.60	4.95	(0.34)	(1.76)	(2.10)	33.15	17.17	433,120	1.43		1.44		1.08		17
Year ended 10/31/18	36.95	0.36	(4.21)	(3.85)	(0.28)	(2.52)	(2.80)	30.30	(11.39)	395,319	1.44		1.46		1.04		21
Class C
Six months ended 04/30/23	22.19	(0.02)	4.80	4.78	–	(1.84)	(1.84)	25.13	21.77	9,184	2.19	(d)	2.20	(d)	(0.15	)(d)	4
Year ended 10/31/22	32.94	(0.06)	(8.19)	(8.25)	–	(2.50)	(2.50)	22.19	(26.94)	8,847	2.20		2.20		(0.22)		13
Year ended 10/31/21	32.90	(0.20)	2.95	2.75	–	(2.71)	(2.71)	32.94	8.16	15,631	2.13		2.13		(0.58)		15
Year ended 10/31/20	30.25	(0.10)	4.65	4.55	(0.05)	(1.85)	(1.90)	32.90	15.78	23,167	2.19		2.20		(0.35)		27
Year ended 10/31/19	27.77	0.10	4.21	4.31	(0.07)	(1.76)	(1.83)	30.25	16.29	31,409	2.18		2.19		0.33		17
Year ended 10/31/18	34.08	0.09	(3.86)	(3.77)	(0.02)	(2.52)	(2.54)	27.77	(12.05)	53,201	2.19		2.21		0.29		21
Class Y
Six months ended 04/30/23	25.15	0.12	5.43	5.55	(0.24)	(1.84)	(2.08)	28.62	22.36	144,042	1.19	(d)	1.20	(d)	0.85	(d)	4
Year ended 10/31/22	36.83	0.24	(9.25)	(9.01)	(0.17)	(2.50)	(2.67)	25.15	(26.24)	122,929	1.20		1.20		0.78		13
Year ended 10/31/21	36.31	0.16	3.25	3.41	(0.18)	(2.71)	(2.89)	36.83	9.28	167,045	1.13		1.13		0.42		15
Year ended 10/31/20	33.25	0.21	5.13	5.34	(0.43)	(1.85)	(2.28)	36.31	16.95	154,378	1.19		1.20		0.65		27
Year ended 10/31/19	30.41	0.43	4.60	5.03	(0.43)	(1.76)	(2.19)	33.25	17.44	170,249	1.18		1.19		1.33		17
Year ended 10/31/18	37.07	0.45	(4.23)	(3.78)	(0.36)	(2.52)	(2.88)	30.41	(11.17)	172,297	1.19		1.21		1.29		21
Class R6
Six months ended 04/30/23	25.13	0.15	5.42	5.57	(0.30)	(1.84)	(2.14)	28.56	22.45	17,797	1.01	(d)	1.02	(d)	1.03	(d)	4
Year ended 10/31/22	36.83	0.31	(9.28)	(8.97)	(0.23)	(2.50)	(2.73)	25.13	(26.16)	20,088	1.03		1.03		0.95		13
Year ended 10/31/21	36.32	0.22	3.25	3.47	(0.25)	(2.71)	(2.96)	36.83	9.44	92,813	0.97		0.97		0.58		15
Year ended 10/31/20	33.27	0.28	5.12	5.40	(0.50)	(1.85)	(2.35)	36.32	17.16	107,226	0.99		1.00		0.85		27
Year ended 10/31/19	30.43	0.49	4.61	5.10	(0.50)	(1.76)	(2.26)	33.27	17.70	96,533	0.98		0.99		1.53		17
Year ended 10/31/18	37.10	0.51	(4.22)	(3.71)	(0.44)	(2.52)	(2.96)	30.43	(11.00)	87,386	1.01		1.03		1.47		21

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco EQV Asia Pacific Equity Fund

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco EQV Asia Pacific Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of four different classes of shares: Class A, Class C, Class Y and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

11	Invesco EQV Asia Pacific Equity Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.
B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2023, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers.

12	Invesco EQV Asia Pacific Equity Fund

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks - Investments in companies located or operating in Greater China involve risks not associated with investments in Western nations, such as nationalization, expropriation, or confiscation of property; difficulty in obtaining and/or enforcing judgments; alteration or discontinuation of economic reforms; military conflicts, either internal or with other countries; inflation, currency fluctuations and fluctuations in inflation and interest rates that may have negative effects on the economy and securities markets of Greater China; and Greater China’s dependency on the economies of other Asian countries, many of which are developing countries. Events in any one country within Greater China may impact the other countries in the region or Greater China as a whole.

The level of development of the economies of countries in the Asia Pacific region varies greatly. Furthermore, since the economies of the countries in the region are largely intertwined, if an economic recession is experienced by any of these countries, it will likely adversely impact the economic performance of other countries in the region. Certain economies in the region may be adversely affected by increased competition, high inflation rates, undeveloped financial services sectors, currency fluctuations or restrictions, political and social instability and increased economic volatility. In addition, the risks of expropriation and/or nationalization of assets, confiscatory taxation, and armed conflict as a result of religious, ethnic, socio- economic and/or political unrest may adversely affect the value of the Fund’s Asia Pacific investments.

Certain securities issued by companies located or operating in Greater China, such as China A-shares, are subject to trading restrictions and suspensions, quota limitations and sudden changes in those limitations, and operational, clearing and settlement risks. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Amount over $10 billion	0.760%

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.92%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class Y and Class R6 shares to 2.25%, 3.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest, facilities and maintenance fees; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

13	Invesco EQV Asia Pacific Equity Fund

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $19,350.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class Y and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class C shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2023, IDI advised the Fund that IDI retained $18,838 in front-end sales commissions from the sale of Class A shares and $67 and $663 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$10,428,984	$–	$ 10,428,984
China	42,802,136	111,659,697	–	154,461,833
Hong Kong	–	25,461,508	–	25,461,508
India	20,577,459	5,216,107	–	25,793,566
Indonesia	–	64,878,813	–	64,878,813
Macau	–	3,647,050	–	3,647,050
Malaysia	–	20,848,028	–	20,848,028
New Zealand	–	11,466,655	–	11,466,655
Philippines	–	43,345,448	–	43,345,448
Singapore	–	11,215,631	–	11,215,631
South Korea	–	23,583,978	–	23,583,978
Taiwan	–	32,983,774	–	32,983,774
Thailand	–	17,959,825	–	17,959,825
United States	26,139,459	–	–	26,139,459
Vietnam	–	2,376,366	–	2,376,366
Money Market Funds	38,121,196	–	–	38,121,196
Total Investments	$127,640,250	$385,071,864	$–	$512,712,114

14	Invesco EQV Asia Pacific Equity Fund

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $6,720.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $19,763,726 and $46,177,477, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$154,296,740

Aggregate unrealized (depreciation) of investments	(20,625,906)

Net unrealized appreciation of investments	$133,670,834

Cost of investments for tax purposes is $379,041,280.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended April 30, 2023(a)		Year ended October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	431,614	$12,382,589	664,361	$20,457,732

Class C	58,731	1,486,916	75,647	2,139,688

Class Y	1,114,888	32,101,029	1,901,384	56,730,168

Class R6	96,271	2,756,470	203,870	6,226,437

Issued as reinvestment of dividends:
Class A	769,230	21,292,298	848,289	28,137,738

Class C	26,436	645,557	34,846	1,030,042

Class Y	248,393	6,882,957	284,922	9,462,262

Class R6	36,539	1,009,929	42,783	1,418,688

Automatic conversion of Class C shares to Class A shares:
Class A	33,846	968,272	67,760	2,080,436

Class C	(38,408)	(968,272)	(76,186)	(2,080,436)

15	Invesco EQV Asia Pacific Equity Fund

	Summary of Share Activity

	Six months ended April 30, 2023(a)		Year ended October 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(1,049,585)	$(29,784,158)	(2,009,691)	$(62,137,495)

Class C	(79,902)	(2,005,181)	(110,161)	(3,123,400)

Class Y	(1,217,867)	(34,578,630)	(1,835,074)	(54,545,703)

Class R6	(309,085)	(8,791,245)	(1,967,336)	(61,090,851)

Net increase (decrease) in share activity	121,101	$3,398,531	(1,874,586)	$(55,294,694)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16	Invesco EQV Asia Pacific Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/23)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,222.50	$7.94	$1,017.65	$7.20	1.44%
Class C	1,000.00	1,217.70	12.04	1,013.93	10.94	2.19
Class Y	1,000.00	1,223.60	6.56	1,018.89	5.96	1.19
Class R6	1,000.00	1,224.50	5.57	1,019.79	5.06	1.01

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco EQV Asia Pacific Equity Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	APG-SAR-1

Semiannual Report to Shareholders	April 30, 2023

Invesco EQV European Equity Fund

Nasdaq:

A: AEDAX ∎ C: AEDCX ∎ R: AEDRX ∎ Y: AEDYX ∎ Investor: EGINX ∎ R6: AEGSX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	26.66%
Class C Shares	26.15
Class R Shares	26.49
Class Y Shares	26.81
Investor Class Shares	26.75
Class R6 Shares	26.88
MSCI Europe Index▼ (Broad Market Index)	28.24

Source(s): ▼RIMES Technologies Corp.

The MSCI Europe Index is an unmanaged index considered representative of stocks of developed European countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco EQV European Equity Fund

Average Annual Total Returns

As of 4/30/23, including maximum applicable sales charges

Class A Shares

Inception (11/3/97)	8.12%

10 Years	3.00

5 Years	0.08

1 Year	5.59

Class C Shares

Inception (11/3/97)	8.13%

10 Years	2.97

5 Years	0.45

1 Year	9.85

Class R Shares

Inception (6/3/02)	6.87%

10 Years	3.33

5 Years	0.97

1 Year	11.45

Class Y Shares

Inception (10/3/08)	5.80%

10 Years	3.85

5 Years	1.47

1 Year	11.98

Investor Class Shares

Inception (9/30/03)	7.53%

10 Years	3.65

5 Years	1.30

1 Year	11.86

Class R6 Shares

10 Years	3.82%

5 Years	1.58

1 Year	12.15

Class R6 shares incepted on April 4, 2017. Performance shown prior to that date is that of Class A shares at net asset value and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares, Class Y shares, Investor Class shares and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco EQV European Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

∎	The Fund’s investment strategy remained appropriate for an open-end fund;

∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

∎	The Fund did not breach the 15% limit on Illiquid Investments; and

∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco EQV European Equity Fund

Schedule of Investments

April 30, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.32%
China–2.30%
Prosus N.V.	164,018	$12,283,101

Denmark–4.23%
Carlsberg A/S, Class B	62,013	10,243,063
Novo Nordisk A/S, Class B	74,417	12,414,097
		22,657,160

France–17.86%
Air Liquide S.A.	53,132	9,561,800
Bollore SE(a)	1,803,409	12,164,674
Capgemini SE	29,662	5,414,214
Kaufman & Broad S.A.	302,604	9,850,049
LVMH Moet Hennessy Louis Vuitton SE	15,905	15,283,668
Metropole Television S.A.	264,834	4,276,707
Pernod Ricard S.A.	46,657	10,777,792
Publicis Groupe S.A.	64,217	5,263,363
Schneider Electric SE	74,105	12,946,824
TotalEnergies SE	158,052	10,075,614
		95,614,705

Germany–4.34%
Bechtle AG	98,645	4,574,218
Deutsche Boerse AG	75,562	14,396,498
flatexDEGIRO AG(b)	395,906	4,249,302
		23,220,018

Hungary–2.95%
Gedeon Richter PLC	654,883	15,801,657

Ireland–3.99%
CRH PLC	151,091	7,306,764
Flutter Entertainment PLC(b)	49,507	9,919,491
Origin Enterprises PLC	943,163	4,114,557
		21,340,812

Italy–5.73%
Danieli & C. Officine Meccaniche S.p.A., RSP	394,628	8,076,383
FinecoBank Banca Fineco S.p.A.	860,526	13,030,538
Technogym S.p.A.(c)	1,050,995	9,576,051
		30,682,972

Netherlands–11.40%
Aalberts N.V.	142,690	6,579,692
ASML Holding N.V.	14,182	9,029,908
Heineken Holding N.V.	198,450	19,031,948
SBM Offshore N.V.(a)	555,382	7,831,977
Shell PLC	201,602	6,202,244
Wolters Kluwer N.V.	93,000	12,324,585
		61,000,354

Norway–1.07%
TGS ASA	362,688	5,698,189

Russia–0.00%
Sberbank of Russia PJSC, Preference Shares(d)	11,172,332	11

	Shares	Value
Spain–3.81%
Amadeus IT Group S.A.(b)	191,710	$13,487,694
Construcciones y Auxiliar de Ferrocarriles S.A.(a)	222,616	6,913,383
		20,401,077

Sweden–7.35%
Investor AB, Class B	748,099	16,083,054
Lifco AB, Class B	222,720	5,078,160
Sandvik AB(a)	603,221	12,323,421
Svenska Handelsbanken AB, Class A	663,023	5,864,690
		39,349,325

Turkey–0.82%
Haci Omer Sabanci Holding A.S.	2,245,692	4,405,680

United Kingdom–19.45%
Ashtead Group PLC	137,077	7,894,639
Clarkson PLC	207,468	8,086,793
DCC PLC	277,189	17,265,828
Diploma PLC	182,122	6,146,347
FDM Group Holdings PLC	488,638	4,139,267
Hays PLC	4,712,617	6,744,679
IG Group Holdings PLC	1,684,655	15,565,963
Reckitt Benckiser Group PLC	182,357	14,747,987
RELX PLC	272,565	9,066,644
Savills PLC	674,003	8,146,911
Serco Group PLC	3,285,244	6,282,604
		104,087,662

United States–10.02%
Haleon PLC	2,158,639	9,530,809
ICON PLC(b)	59,910	11,544,058
Linde PLC	17,666	6,526,704
Nestle S.A.	91,336	11,710,270
Roche Holding AG	16,759	5,252,904
Signify N.V.	271,560	9,072,607
		53,637,352
Total Common Stocks & Other Equity Interests (Cost $389,204,429)		510,180,075

Money Market Funds–3.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(e)(f)	5,948,713	5,948,713
Invesco Liquid Assets Portfolio, Institutional Class, 4.92%(e)(f)	4,247,511	4,248,786
Invesco Treasury Portfolio, Institutional Class, 4.77%(e)(f)	6,798,529	6,798,529
Total Money Market Funds (Cost $16,995,650)		16,996,028
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)–98.49% (Cost $406,200,079)		527,176,103

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco EQV European Equity Fund

	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–5.13%
Invesco Private Government Fund, 4.83%(e)(f)(g)	7,492,222	$7,492,222

Invesco Private Prime Fund, 4.99%(e)(f)(g)	19,980,611	19,980,611

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $27,473,435)		27,472,833

TOTAL INVESTMENTS IN SECURITIES–103.62% (Cost $433,673,514)		554,648,936

OTHER ASSETS LESS LIABILITIES–(3.62)%		(19,396,028)

NET ASSETS–100.00%		$535,252,908

Investment Abbreviations:

RSP – Registered Savings Plan Shares

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2023.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2023 represented 1.79% of the Fund’s Net Assets.

(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,920,372	$33,476,963	$(29,448,622)	$-	$-	$5,948,713	$87,273
Invesco Liquid Assets Portfolio, Institutional Class	1,639,220	23,912,117	(21,302,539)	(27)	15	4,248,786	66,067
Invesco Treasury Portfolio, Institutional Class	2,194,711	38,259,387	(33,655,569)	-	-	6,798,529	99,678
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,165,143	28,014,831	(23,687,752)	-	-	7,492,222	64,930*
Invesco Private Prime Fund	8,136,806	71,500,872	(59,652,912)	(689)	(3,466)	19,980,611	174,799*
Total	$17,056,252	$195,164,170	$(167,747,394)	$(716)	$(3,451)	$44,468,861	$492,747

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco EQV European Equity Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2023

Industrials	25.18%

Consumer Staples	14.98

Financials	13.75

Consumer Discretionary	13.15

Health Care	8.41

Energy	5.57

Materials	4.37

Information Technology	4.33

Communication Services	4.05

Real Estate	1.52

Money Market Funds Plus Other Assets Less Liabilities	4.69

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco EQV European Equity Fund

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $389,204,429)*	$510,180,075

Investments in affiliated money market funds, at value (Cost $44,469,085)	44,468,861

Foreign currencies, at value (Cost $105,535)	104,204

Receivable for:
Investments sold	3,131,132

Fund shares sold	70,641

Dividends	5,134,746

Investment for trustee deferred compensation and retirement plans	139,025

Other assets	340,500

Total assets	563,569,184

Liabilities:
Payable for:
Fund shares reacquired	325,539

Amount due custodian	2,134

Collateral upon return of securities loaned	27,473,435

Accrued fees to affiliates	309,703

Accrued trustees’ and officers’ fees and benefits	565

Accrued other operating expenses	52,015

Trustee deferred compensation and retirement plans	152,885

Total liabilities	28,316,276

Net assets applicable to shares outstanding	$535,252,908

Net assets consist of:

Shares of beneficial interest	$416,000,382

Distributable earnings	119,252,526

$535,252,908

Net Assets:

Class A	$255,272,198

Class C	$8,643,830

Class R	$4,775,217

Class Y	$166,765,506

Investor Class	$96,567,904

Class R6	$3,228,253

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	7,510,723

Class C	277,985

Class R	141,161

Class Y	4,904,130

Investor Class	2,850,598

Class R6	95,061

Class A:
Net asset value per share	$33.99

Maximum offering price per share (Net asset value of $33.99 ÷ 94.50%)	$35.97

Class C:
Net asset value and offering price per share	$31.09

Class R:
Net asset value and offering price per share	$33.83

Class Y:
Net asset value and offering price per share	$34.01

Investor Class:
Net asset value and offering price per share	$33.88

Class R6:
Net asset value and offering price per share	$33.96

*	At April 30, 2023, securities with an aggregate value of $26,272,833 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco EQV European Equity Fund

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $488,278)	$5,411,853

Dividends from affiliated money market funds (includes net securities lending income of $34,652)	287,670

Total investment income	5,699,523

Expenses:

Advisory fees	2,415,445

Administrative services fees	38,863

Custodian fees	28,030

Distribution fees:
Class A	297,203

Class C	46,042

Class R	12,258

Investor Class	60,752

Transfer agent fees – A, C, R, Y and Investor	400,817

Transfer agent fees – R6	459

Trustees’ and officers’ fees and benefits	8,007

Registration and filing fees	51,264

Reports to shareholders	30,089

Professional services fees	33,401

Other	11,177

Total expenses	3,433,807

Less: Fees waived and/or expense offset arrangement(s)	(14,885)

Net expenses	3,418,922

Net investment income	2,280,601

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities	9,165,013

Affiliated investment securities	(3,451)

Foreign currencies	(14,294)

9,147,268

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	114,133,486

Affiliated investment securities	(716)

Foreign currencies	278,374

114,411,144

Net realized and unrealized gain	123,558,412

Net increase in net assets resulting from operations	$125,839,013

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco EQV European Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30, 2023	October 31, 2022

Operations:

Net investment income	$2,280,601	$11,740,962

Net realized gain	9,147,268	59,797,222

Change in net unrealized appreciation (depreciation)	114,411,144	(382,281,834)

Net increase (decrease) in net assets resulting from operations	125,839,013	(310,743,650)

Distributions to shareholders from distributable earnings:

Class A	(16,194,976)	(30,271,914)

Class C	(706,223)	(1,645,602)

Class R	(361,560)	(595,162)

Class Y	(13,444,757)	(53,433,019)

Investor Class	(6,257,365)	(10,970,302)

Class R6	(236,728)	(597,707)

Total distributions from distributable earnings	(37,201,609)	(97,513,706)

Share transactions-net:

Class A	2,659,310	(11,928,341)

Class C	(1,647,892)	(4,950,092)

Class R	(679,967)	(70,600)

Class Y	(64,586,725)	(214,465,710)

Investor Class	794,102	1,040,973

Class R6	(348,261)	(1,671,354)

Net increase (decrease) in net assets resulting from share transactions	(63,809,433)	(232,045,124)

Net increase (decrease) in net assets	24,827,971	(640,302,480)

Net assets:

Beginning of period	510,424,937	1,150,727,417

End of period	$535,252,908	$510,424,937

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco EQV European Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/23	$ 28.86	$ 0.12	$ 7.25	$ 7.37	$(0.01)	$ (2.23)	$ (2.24)	$ 33.99	26.66%		$ 255,272	1.40	%(d)	1.40	%(d)	0.77	%(d)	8%
Year ended 10/31/22	45.47	0.46	(13.20)	(12.74)	(1.04)	(2.83)	(3.87)	28.86	(30.38)		213,529	1.37		1.37		1.32		24
Year ended 10/31/21	33.73	0.44	11.81	12.25	(0.51)	–	(0.51)	45.47	36.58		359,154	1.35		1.35		1.02		18
Year ended 10/31/20	38.76	0.30	(4.31)	(4.01)	(1.02)	–	(1.02)	33.73	(10.74)		287,960	1.36		1.37		0.84		27
Year ended 10/31/19	35.55	0.74	2.94	3.68	(0.47)	–	(0.47)	38.76	10.57		386,369	1.35		1.36		2.02		10
Year ended 10/31/18	40.95	0.58	(5.21)	(4.63)	(0.77)	–	(0.77)	35.55	(11.54)		402,331	1.34		1.35		1.45		16
Class C
Six months ended 04/30/23	26.66	0.00	6.66	6.66	–	(2.23)	(2.23)	31.09	26.15		8,644	2.15	(d)	2.15	(d)	0.02	(d)	8
Year ended 10/31/22	42.22	0.18	(12.24)	(12.06)	(0.67)	(2.83)	(3.50)	26.66	(30.89)		8,844	2.12		2.12		0.57		24
Year ended 10/31/21	31.31	0.11	11.00	11.11	(0.20)	–	(0.20)	42.22	35.56		20,596	2.10		2.10		0.27		18
Year ended 10/31/20	35.97	0.03	(4.04)	(4.01)	(0.65)	–	(0.65)	31.31	(11.43)		22,166	2.11		2.12		0.09		27
Year ended 10/31/19	32.94	0.43	2.75	3.18	(0.15)	–	(0.15)	35.97	9.72		38,236	2.10		2.11		1.27		10
Year ended 10/31/18	38.01	0.26	(4.82)	(4.56)	(0.51)	–	(0.51)	32.94	(12.18)		71,859	2.09		2.10		0.70		16
Class R
Six months ended 04/30/23	28.76	0.08	7.22	7.30	–	(2.23)	(2.23)	33.83	26.49		4,775	1.65	(d)	1.65	(d)	0.52	(d)	8
Year ended 10/31/22	45.29	0.37	(13.15)	(12.78)	(0.92)	(2.83)	(3.75)	28.76	(30.53)		4,661	1.62		1.62		1.07		24
Year ended 10/31/21	33.59	0.33	11.78	12.11	(0.41)	–	(0.41)	45.29	36.25		7,420	1.60		1.60		0.77		18
Year ended 10/31/20	38.59	0.21	(4.32)	(4.11)	(0.89)	–	(0.89)	33.59	(10.98)		6,092	1.61		1.62		0.59		27
Year ended 10/31/19	35.38	0.64	2.93	3.57	(0.36)	–	(0.36)	38.59	10.26		7,803	1.60		1.61		1.77		10
Year ended 10/31/18	40.76	0.48	(5.18)	(4.70)	(0.68)	–	(0.68)	35.38	(11.74)		10,795	1.59		1.60		1.20		16
Class Y
Six months ended 04/30/23	28.93	0.16	7.26	7.42	(0.11)	(2.23)	(2.34)	34.01	26.81		166,766	1.15	(d)	1.15	(d)	1.02	(d)	8
Year ended 10/31/22	45.58	0.56	(13.23)	(12.67)	(1.15)	(2.83)	(3.98)	28.93	(30.21)		199,354	1.12		1.12		1.57		24
Year ended 10/31/21	33.81	0.54	11.84	12.38	(0.61)	–	(0.61)	45.58	36.93		628,317	1.10		1.10		1.27		18
Year ended 10/31/20	38.85	0.39	(4.31)	(3.92)	(1.12)	–	(1.12)	33.81	(10.51)		524,899	1.11		1.12		1.09		27
Year ended 10/31/19	35.67	0.83	2.93	3.76	(0.58)	–	(0.58)	38.85	10.81		700,808	1.10		1.11		2.27		10
Year ended 10/31/18	41.06	0.68	(5.21)	(4.53)	(0.86)	–	(0.86)	35.67	(11.29)		820,248	1.09		1.10		1.70		16
Investor Class
Six months ended 04/30/23	28.78	0.14	7.23	7.37	(0.04)	(2.23)	(2.27)	33.88	26.75	(e)	96,568	1.28	(d)(e)	1.28	(d)(e)	0.89	(d)(e)	8
Year ended 10/31/22	45.37	0.48	(13.16)	(12.68)	(1.08)	(2.83)	(3.91)	28.78	(30.33	)(e)	80,989	1.30	(e)	1.30	(e)	1.39	(e)	24
Year ended 10/31/21	33.65	0.48	11.79	12.27	(0.55)	–	(0.55)	45.37	36.73	(e)	128,214	1.24	(e)	1.24	(e)	1.13	(e)	18
Year ended 10/31/20	38.67	0.33	(4.31)	(3.98)	(1.04)	–	(1.04)	33.65	(10.68	)(e)	103,954	1.27	(e)	1.28	(e)	0.93	(e)	27
Year ended 10/31/19	35.48	0.76	2.93	3.69	(0.50)	–	(0.50)	38.67	10.61	(e)	133,149	1.29	(e)	1.30	(e)	2.08	(e)	10
Year ended 10/31/18	40.86	0.60	(5.19)	(4.59)	(0.79)	–	(0.79)	35.48	(11.47	)(e)	133,359	1.29	(e)	1.30	(e)	1.50	(e)	16
Class R6
Six months ended 04/30/23	28.93	0.18	7.25	7.43	(0.17)	(2.23)	(2.40)	33.96	26.88		3,228	1.03	(d)	1.03	(d)	1.14	(d)	8
Year ended 10/31/22	45.58	0.60	(13.22)	(12.62)	(1.20)	(2.83)	(4.03)	28.93	(30.11)		3,048	1.00		1.00		1.69		24
Year ended 10/31/21	33.81	0.59	11.84	12.43	(0.66)	–	(0.66)	45.58	37.08		7,026	0.98		0.98		1.39		18
Year ended 10/31/20	38.86	0.43	(4.32)	(3.89)	(1.16)	–	(1.16)	33.81	(10.43)		8,477	0.99		1.00		1.21		27
Year ended 10/31/19	35.68	0.87	2.94	3.81	(0.63)	–	(0.63)	38.86	10.96		8,613	0.98		0.99		2.39		10
Year ended 10/31/18	41.09	0.72	(5.21)	(4.49)	(0.92)	–	(0.92)	35.68	(11.20)		9,925	0.99		1.00		1.80		16

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.13%, 0.18%, 0.14%, 0.16%, 0.19% and 0.20% for the six months ended April 30, 2023 and for each of the years ended October 31, 2022, 2021, 2020, 2019 and 2018, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco EQV European Equity Fund

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco EQV European Equity Fund, formerly Invesco European Growth Fund, (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Investor Class and Class R6. Class Y and Investor Class shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations - Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

12	Invesco EQV European Equity Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R6 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending - The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2023, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.	Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers.

13	Invesco EQV European Equity Fund

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.910%

Next $500 million	0.885%

Next $1.5 billion	0.860%

Next $2.5 billion	0.835%

Next $2.5 billion	0.810%

Next $2.5 billion	0.785%

Over $10 billion	0.760%

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.92%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.25% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $5,784.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company

14	Invesco EQV European Equity Fund

(“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C, Class R, Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2023, IDI advised the Fund that IDI retained $8,728 in front-end sales commissions from the sale of Class A shares and $12 and $91 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

China	$–	$12,283,101	$ –	$12,283,101

Denmark	–	22,657,160	–	22,657,160

France	–	95,614,705	–	95,614,705

Germany	–	23,220,018	–	23,220,018

Hungary	–	15,801,657	–	15,801,657

Ireland	–	21,340,812	–	21,340,812

Italy	–	30,682,972	–	30,682,972

Netherlands	–	61,000,354	–	61,000,354

Norway	–	5,698,189	–	5,698,189

Russia	–	–	11	11

Spain	–	20,401,077	–	20,401,077

Sweden	–	39,349,325	–	39,349,325

Turkey	–	4,405,680	–	4,405,680

United Kingdom	–	104,087,662	–	104,087,662

United States	18,070,762	35,566,590	–	53,637,352

Money Market Funds	16,996,028	27,472,833	–	44,468,861

Total Investments	$35,066,790	$519,582,135	$ 11	$554,648,936

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $9,101.

15	Invesco EQV European Equity Fund

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $39,197,940 and $151,546,651, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$140,446,289

Aggregate unrealized (depreciation) of investments	(32,430,827)

Net unrealized appreciation of investments	$108,015,462

Cost of investments for tax purposes is $446,633,474.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023(a)		October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	184,613	$6,007,921	337,999	$12,427,640

Class C	11,783	336,516	17,552	584,593

Class R	8,545	271,178	22,213	744,958

Class Y	287,421	8,886,445	1,152,186	41,667,586

Investor Class	10,874	343,519	23,957	863,836

Class R6	9,648	306,658	31,176	1,109,207

Issued as reinvestment of dividends:
Class A	486,917	14,441,958	671,928	26,816,647

Class C	23,740	645,961	37,200	1,380,497

Class R	12,180	359,923	14,784	589,150

Class Y	334,307	9,912,191	928,843	37,079,406

Investor Class	188,928	5,582,808	243,268	9,677,197

Class R6	7,449	220,487	13,696	546,053

Automatic conversion of Class C shares to Class A shares:
Class A	43,186	1,387,410	92,954	3,291,723

Class C	(47,126)	(1,387,410)	(100,193)	(3,291,723)

16	Invesco EQV European Equity Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023(a)		October 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(602,696)	$(19,177,979)	(1,603,594)	$(54,464,351)

Class C	(42,177)	(1,242,959)	(110,590)	(3,623,459)

Class R	(41,638)	(1,311,068)	(38,749)	(1,404,708)

Class Y	(2,609,491)	(83,385,361)	(8,975,208)	(293,212,702)

Investor Class	(163,089)	(5,132,225)	(279,180)	(9,500,060)

Class R6	(27,414)	(875,406)	(93,647)	(3,326,614)

Net increase (decrease) in share activity	(1,924,040)	$(63,809,433)	(7,613,405)	$(232,045,124)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

17	Invesco EQV European Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,266.60	$7.87	$1,017.85	$7.00	1.40%
Class C	1,000.00	1,261.50	12.06	1,014.13	10.74	2.15
Class R	1,000.00	1,264.90	9.27	1,016.61	8.25	1.65
Class Y	1,000.00	1,268.10	6.47	1,019.09	5.76	1.15
Investor Class	1,000.00	1,267.50	7.20	1,018.45	6.41	1.28
Class R6	1,000.00	1,268.80	5.79	1,019.69	5.16	1.03

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco EQV European Equity Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents. With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	EGR-SAR-1

Semiannual Report to Shareholders	April 30, 2023

Invesco EQV International Equity Fund

Nasdaq:

A: AIIEX ∎ C: AIECX ∎ R: AIERX ∎ Y: AIIYX ∎ R5: AIEVX ∎ R6: IGFRX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	21.57%
Class C Shares	21.13
Class R Shares	21.39
Class Y Shares	21.70
Class R5 Shares	21.81
Class R6 Shares	21.80
MSCI All Country World ex USA Index▼ (Broad Market Index)	20.65

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco EQV International Equity Fund

Average Annual Total Returns
As of 4/30/23, including maximum applicable sales charges
Class A Shares
Inception (4/7/92)	6.69%
10 Years	3.97
5 Years	2.45
1 Year	2.93
Class C Shares
Inception (8/4/97)	4.73%
10 Years	3.94
5 Years	2.85
1 Year	7.20
Class R Shares
Inception (6/3/02)	6.04%
10 Years	4.31
5 Years	3.36
1 Year	8.63
Class Y Shares
Inception (10/3/08)	6.04%
10 Years	4.83
5 Years	3.87
1 Year	9.19
Class R5 Shares
Inception (3/15/02)	6.74%
10 Years	4.92
5 Years	3.97
1 Year	9.37
Class R6 Shares
Inception (9/24/12)	5.50%
10 Years	5.01
5 Years	4.05
1 Year	9.37

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco EQV International Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco EQV International Equity Fund

Schedule of Investments

April 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.47%
Australia–1.29%
CSL Ltd.	135,538	$26,976,157

Brazil–1.61%
B3 S.A. - Brasil, Bolsa, Balcao	7,117,206	16,666,459

MercadoLibre, Inc.(a)	13,436	17,164,356

		33,830,815

Canada–4.24%
CGI, Inc., Class A(a)	521,139	52,892,810

Magna International, Inc.	310,750	16,202,074

Ritchie Bros. Auctioneers, Inc.	344,426	19,706,908

		88,801,792

China–7.52%
Airtac International Group	813,000	29,507,061

China Mengniu Dairy Co. Ltd.	7,906,000	31,874,359

China Resources Beer Holdings Co. Ltd.	3,602,000	27,839,761

JD.com, Inc., ADR(b)	388,888	13,891,079

Wuliangye Yibin Co. Ltd., A Shares	893,197	21,877,051

Yum China Holdings, Inc.	535,250	32,746,595

		157,735,906

Denmark–3.32%
Carlsberg A/S, Class B	162,265	26,802,294

Novo Nordisk A/S, Class B	256,017	42,708,250

		69,510,544

France–12.63%
Air Liquide S.A.	190,040	34,200,189

Arkema S.A.	226,182	22,434,767

Capgemini SE	104,913	19,149,803

LVMH Moet Hennessy Louis Vuitton SE	57,690	55,436,330

Pernod Ricard S.A.	136,741	31,587,244

Publicis Groupe S.A.	265,870	21,791,276

Schneider Electric SE	269,075	47,009,873

TotalEnergies SE	519,508	33,117,974

		264,727,456

Germany–1.38%
Deutsche Boerse AG	151,748	28,911,884

Hong Kong–3.13%
AIA Group Ltd.	3,033,600	33,100,165

Techtronic Industries Co. Ltd.	3,004,500	32,614,400

		65,714,565

India–3.13%
HDFC Bank Ltd., ADR	775,606	54,137,299

SBI Life Insurance Co. Ltd.(c)	828,771	11,581,833

		65,719,132

Ireland–2.83%
CRH PLC	588,501	28,459,920

Flutter Entertainment PLC(a)	154,549	30,966,277

		59,426,197

	Shares	Value

Italy–1.94%
FinecoBank Banca Fineco S.p.A.	2,690,881	$40,746,740

Japan–13.86%
Asahi Group Holdings Ltd.	1,015,800	39,247,971

FANUC Corp.(b)	1,090,460	36,941,685

Hoya Corp.	254,100	26,766,487

Keyence Corp.	25,900	11,688,926

Komatsu Ltd.	670,600	16,590,811

Olympus Corp.	2,219,200	38,820,466

Shimano, Inc.	83,600	12,979,320

SMC Corp.	41,000	20,530,477

Sony Group Corp.	333,100	31,644,691

TIS, Inc.	1,033,600	28,358,061

Tokyo Electron Ltd.	236,000	26,951,605

		290,520,500

Mexico–2.95%
Wal-Mart de Mexico S.A.B. de C.V., Series V	15,353,802	61,903,674

Netherlands–7.04%
ASML Holding N.V.	52,936	33,705,204

Heineken N.V.	365,911	41,999,686

Shell PLC	911,649	28,046,695

Wolters Kluwer N.V.	330,960	43,859,621

		147,611,206

Singapore–0.64%
United Overseas Bank Ltd.	635,866	13,512,547

South Korea–1.96%
Samsung Electronics Co. Ltd.	833,402	41,060,376

Spain–2.30%
Amadeus IT Group S.A.(a)	684,227	48,138,568

Sweden–6.15%
Investor AB, Class B	2,952,103	63,465,976

Sandvik AB(b)	2,210,289	45,154,796

Svenska Handelsbanken AB, Class A	2,307,497	20,410,685

		129,031,457

Switzerland–1.08%
Kuehne + Nagel International AG, Class R	40,944	12,121,597

Logitech International S.A., Class R	176,699	10,437,039

		22,558,636

Taiwan–1.76%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,243,887	36,798,624

United Kingdom–6.31%
Ashtead Group PLC	524,650	30,216,026

DCC PLC	377,373	23,506,190

Reckitt Benckiser Group PLC	558,331	45,154,605

RELX PLC	1,001,848	33,325,626

		132,202,447

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco EQV International Equity Fund

	Shares	Value

United States–10.40%
Broadcom, Inc.	100,776	$63,136,164

Haleon PLC	6,665,825	29,430,910

ICON PLC(a)(b)	223,531	43,072,188

Linde PLC	120,975	44,694,214

Nestle S.A.	294,501	37,758,237

		218,091,713

Total Common Stocks & Other Equity Interests (Cost $1,404,944,628)		2,043,530,936

Money Market Funds–1.78%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(d)(e)	13,083,526	13,083,526

Invesco Liquid Assets Portfolio, Institutional Class, 4.92%(d)(e)	9,198,922	9,201,682

Invesco Treasury Portfolio, Institutional Class, 4.77%(d)(e)	14,952,600	14,952,600

Total Money Market Funds (Cost $37,235,194)		37,237,808

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.25% (Cost $1,442,179,822)		2,080,768,744

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.02%
Invesco Private Government Fund, 4.83%(d)(e)(f)	18,359,838	$18,359,838

Invesco Private Prime Fund, 4.99%(d)(e)(f)	45,009,816	45,009,816

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $63,369,654)		63,369,654

TOTAL INVESTMENTS IN SECURITIES–102.27% (Cost $1,505,549,476)		2,144,138,398

OTHER ASSETS LESS LIABILITIES-(2.27)%		(47,672,161)

NET ASSETS-100.00%		$2,096,466,237

Investment Abbreviations:

ADR - American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at April 30, 2023.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $11,581,833, which represented less than 1% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,293,455	$90,226,078	$(85,436,007)	$-	$-	$13,083,526	$329,347
Invesco Liquid Assets Portfolio, Institutional Class	5,779,253	64,447,199	(61,025,720)	(27)	977	9,201,682	240,594
Invesco Treasury Portfolio, Institutional Class	9,478,235	103,115,516	(97,641,151)	-	-	14,952,600	376,233
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,662,648	93,857,142	(98,159,952)	-	-	18,359,838	133,024*
Invesco Private Prime Fund	58,261,438	203,888,164	(217,140,923)	(3,002)	4,139	45,009,816	342,195*
Total	$104,475,029	$555,534,099	$(559,403,753)	$(3,029)	$5,116	$100,607,462	$1,421,393

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco EQV International Equity Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2023

Consumer Staples	18.86%

Industrials	18.65

Information Technology	15.46

Financials	13.48

Consumer Discretionary	12.36

Health Care	8.51

Materials	6.19

Energy	2.92

Communication Services	1.04

Money Market Funds Plus Other Assets Less Liabilities	2.53

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco EQV International Equity Fund

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $1,404,944,628)*	$2,043,530,936

Investments in affiliated money market funds, at value (Cost $100,604,848)	100,607,462

Receivable for:
Investments sold	7,746,322

Fund shares sold	669,094

Dividends	12,951,075

Investment for trustee deferred compensation and retirement plans	545,923

Other assets	105,734

Total assets	2,166,156,546

Liabilities:
Payable for:
Fund shares reacquired	2,384,125

Amount due custodian	7,347

Amount due custodian - foreign currency, at value (Cost $1,388,470)	1,402,676

Collateral upon return of securities loaned	63,369,654

Accrued fees to affiliates	1,100,322

Accrued trustees’ and officers’ fees and benefits	927

Accrued other operating expenses	165,760

IRS closing agreement fees for foreign withholding tax claims	653,000

Trustee deferred compensation and retirement plans	606,498

Total liabilities	69,690,309

Net assets applicable to shares outstanding	$2,096,466,237

Net assets consist of:
Shares of beneficial interest	$1,494,979,203

Distributable earnings	601,487,034

$2,096,466,237

Net Assets:
Class A	$976,126,170

Class C	$15,190,296

Class R	$34,523,633

Class Y	$348,655,510

Class R5	$111,737,023

Class R6	$610,233,605

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	44,589,084

Class C	821,162

Class R	1,615,465

Class Y	15,847,314

Class R5	4,945,126

Class R6	27,116,809

Class A:
Net asset value per share	$21.89

Maximum offering price per share (Net asset value of $21.89 ÷ 94.50%)	$23.16

Class C:
Net asset value and offering price per share	$18.50

Class R:
Net asset value and offering price per share	$21.37

Class Y:
Net asset value and offering price per share	$22.00

Class R5:
Net asset value and offering price per share	$22.60

Class R6:
Net asset value and offering price per share	$22.50

*	At April 30, 2023, securities with an aggregate value of $60,228,943 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco EQV International Equity Fund

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $1,686,121)	$18,684,884

Dividends from affiliated money market funds (includes net securities lending income of $113,980)	1,060,154

Total investment income	19,745,038

Expenses:
Advisory fees	8,932,107

Administrative services fees	137,260

Custodian fees	95,459

Distribution fees:
Class A	1,176,602

Class C	77,710

Class R	82,639

Transfer agent fees – A, C, R and Y	1,331,702

Transfer agent fees – R5	44,148

Transfer agent fees – R6	86,080

Trustees’ and officers’ fees and benefits	12,018

Registration and filing fees	81,012

Reports to shareholders	119,069

Professional services fees	43,196

Other	18,040

Total expenses	12,237,042

Less: Fees waived and/or expense offset arrangement(s)	(37,548)

Net expenses	12,199,494

Net investment income	7,545,544

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	8,681,736

Affiliated investment securities	5,116

Foreign currencies	95,059

8,781,911

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	370,817,669

Affiliated investment securities	(3,029)

Foreign currencies	619,701

371,434,341

Net realized and unrealized gain	380,216,252

Net increase in net assets resulting from operations	$387,761,796

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco EQV International Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30,	October 31,
	2023	2022

Operations:
Net investment income	$7,545,544	$23,162,683

Net realized gain	8,781,911	273,331,953

Change in net unrealized appreciation (depreciation)	371,434,341	(965,346,024)

Net increase (decrease) in net assets resulting from operations	387,761,796	(668,851,388)

Distributions to shareholders from distributable earnings:
Class A	(98,094,545)	(269,566,679)

Class C	(1,912,258)	(5,944,677)

Class R	(3,534,696)	(9,009,500)

Class Y	(36,124,026)	(147,915,684)

Class R5	(11,669,366)	(36,378,164)

Class R6	(60,952,005)	(160,121,795)

Total distributions from distributable earnings	(212,286,896)	(628,936,499)

Share transactions–net:
Class A	26,687,938	103,125,726

Class C	(576,229)	(1,143,848)

Class R	1,900,802	5,380,358

Class Y	(34,324,183)	(103,788,271)

Class R5	(946,086)	(217,864,583)

Class R6	114,148,834	(10,760,493)

Net increase (decrease) in net assets resulting from share transactions	106,891,076	(225,051,111)

Net increase (decrease) in net assets	282,365,976	(1,522,838,998)

Net assets:
Beginning of period	1,814,100,261	3,336,939,259

End of period	$2,096,466,237	$1,814,100,261

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco EQV International Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/23	$20.15	$ 0.06	$ 4.03	$ 4.09	$ –	$(2.35)	$(2.35)	$21.89	21.57%	$ 976,126	1.38	%(d)	1.38	%(d)	0.57	%(d)	15%
Year ended 10/31/22	33.82	0.19	(6.92)	(6.73)	(0.55)	(6.39)	(6.94)	20.15	(24.90)	866,495	1.35		1.35		0.80		39
Year ended 10/31/21	31.34	0.05	6.54	6.59	(0.30)	(3.81)	(4.11)	33.82	21.99	1,338,896	1.32		1.32		0.14		25
Year ended 10/31/20	34.10	0.11	0.62	0.73	(0.65)	(2.84)	(3.49)	31.34	1.97	1,262,456	1.35		1.35		0.36		35
Year ended 10/31/19	31.92	0.38	4.55	4.93	(0.29)	(2.46)	(2.75)	34.10	17.23	1,534,830	1.33		1.33		1.20		22
Year ended 10/31/18	36.61	0.42	(4.18)	(3.76)	(0.60)	(0.33)	(0.93)	31.92	(10.55)	1,665,413	1.30		1.31		1.20		26
Class C
Six months ended 04/30/23	17.42	(0.02)	3.45	3.43	–	(2.35)	(2.35)	18.50	21.13	15,190	2.13	(d)	2.13	(d)	(0.18	)(d)	15
Year ended 10/31/22	30.08	0.01	(6.01)	(6.00)	(0.27)	(6.39)	(6.66)	17.42	(25.45)	14,712	2.10		2.10		0.05		39
Year ended 10/31/21	28.22	(0.19)	5.88	5.69	(0.02)	(3.81)	(3.83)	30.08	21.09	27,874	2.07		2.07		(0.61)		25
Year ended 10/31/20	31.01	(0.11)	0.56	0.45	(0.40)	(2.84)	(3.24)	28.22	1.20	36,108	2.10		2.10		(0.39)		35
Year ended 10/31/19	29.20	0.13	4.16	4.29	(0.02)	(2.46)	(2.48)	31.01	16.37	55,768	2.08		2.08		0.45		22
Year ended 10/31/18	33.55	0.14	(3.83)	(3.69)	(0.33)	(0.33)	(0.66)	29.20	(11.22)	105,735	2.05		2.06		0.45		26
Class R
Six months ended 04/30/23	19.75	0.03	3.94	3.97	–	(2.35)	(2.35)	21.37	21.39	34,524	1.63	(d)	1.63	(d)	0.32	(d)	15
Year ended 10/31/22	33.25	0.13	(6.79)	(6.66)	(0.45)	(6.39)	(6.84)	19.75	(25.06)	29,868	1.60		1.60		0.55		39
Year ended 10/31/21	30.87	(0.04)	6.44	6.40	(0.21)	(3.81)	(4.02)	33.25	21.66	44,016	1.57		1.57		(0.11)		25
Year ended 10/31/20	33.64	0.03	0.61	0.64	(0.57)	(2.84)	(3.41)	30.87	1.71	47,493	1.60		1.60		0.11		35
Year ended 10/31/19	31.49	0.30	4.51	4.81	(0.20)	(2.46)	(2.66)	33.64	16.99	62,045	1.58		1.58		0.95		22
Year ended 10/31/18	36.13	0.33	(4.13)	(3.80)	(0.51)	(0.33)	(0.84)	31.49	(10.78)	66,981	1.55		1.56		0.95		26
Class Y
Six months ended 04/30/23	20.24	0.09	4.04	4.13	(0.02)	(2.35)	(2.37)	22.00	21.70	348,656	1.13	(d)	1.13	(d)	0.82	(d)	15
Year ended 10/31/22	33.96	0.26	(6.95)	(6.69)	(0.64)	(6.39)	(7.03)	20.24	(24.71)	350,174	1.10		1.10		1.05		39
Year ended 10/31/21	31.46	0.13	6.56	6.69	(0.38)	(3.81)	(4.19)	33.96	22.30	738,512	1.07		1.07		0.39		25
Year ended 10/31/20	34.21	0.19	0.62	0.81	(0.72)	(2.84)	(3.56)	31.46	2.22	751,518	1.10		1.10		0.61		35
Year ended 10/31/19	32.05	0.46	4.55	5.01	(0.39)	(2.46)	(2.85)	34.21	17.51	1,091,697	1.08		1.08		1.45		22
Year ended 10/31/18	36.75	0.51	(4.19)	(3.68)	(0.69)	(0.33)	(1.02)	32.05	(10.31)	1,635,426	1.05		1.06		1.45		26
Class R5
Six months ended 04/30/23	20.74	0.10	4.16	4.26	(0.05)	(2.35)	(2.40)	22.60	21.81	111,737	1.01	(d)	1.01	(d)	0.94	(d)	15
Year ended 10/31/22	34.62	0.29	(7.11)	(6.82)	(0.67)	(6.39)	(7.06)	20.74	(24.63)	102,737	1.02		1.02		1.13		39
Year ended 10/31/21	32.02	0.16	6.67	6.83	(0.42)	(3.81)	(4.23)	34.62	22.35	392,893	0.99		0.99		0.47		25
Year ended 10/31/20	34.76	0.22	0.63	0.85	(0.75)	(2.84)	(3.59)	32.02	2.32	486,808	1.00		1.00		0.71		35
Year ended 10/31/19	32.48	0.50	4.63	5.13	(0.39)	(2.46)	(2.85)	34.76	17.66	735,592	0.98		0.98		1.55		22
Year ended 10/31/18	37.24	0.55	(4.25)	(3.70)	(0.73)	(0.33)	(1.06)	32.48	(10.25)	1,124,979	0.97		0.98		1.53		26
Class R6
Six months ended 04/30/23	20.68	0.11	4.13	4.24	(0.07)	(2.35)	(2.42)	22.50	21.80	610,234	0.96	(d)	0.96	(d)	0.99	(d)	15
Year ended 10/31/22	34.56	0.30	(7.09)	(6.79)	(0.70)	(6.39)	(7.09)	20.68	(24.59)	450,115	0.95		0.95		1.20		39
Year ended 10/31/21	31.97	0.19	6.66	6.85	(0.45)	(3.81)	(4.26)	34.56	22.48	794,749	0.91		0.91		0.55		25
Year ended 10/31/20	34.71	0.25	0.63	0.88	(0.78)	(2.84)	(3.62)	31.97	2.41	914,873	0.91		0.91		0.80		35
Year ended 10/31/19	32.49	0.53	4.61	5.14	(0.46)	(2.46)	(2.92)	34.71	17.74	1,522,977	0.90		0.90		1.63		22
Year ended 10/31/18	37.25	0.58	(4.25)	(3.67)	(0.76)	(0.33)	(1.09)	32.49	(10.15)	1,792,725	0.89		0.90		1.61		26

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco EQV International Equity Fund

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco EQV International Equity Fund, formerly Invesco International Growth Fund, (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

12	Invesco EQV International Equity Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Tax reclaims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2023, the Fund did not enter into any closing agreements.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower

13	Invesco EQV International Equity Fund

did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2023, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Other Risks – Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $ 250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.88%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense

14	Invesco EQV International Equity Fund

limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $23,318.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2023, IDI advised the Fund that IDI retained $49,145 in front-end sales commissions from the sale of Class A shares and $2,208 and $266 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2023, the Fund incurred $760 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$26,976,157	$–	$26,976,157
Brazil	33,830,815	–	–	33,830,815
Canada	88,801,792	–	–	88,801,792
China	46,637,674	111,098,232	–	157,735,906
Denmark	–	69,510,544	–	69,510,544
France	–	264,727,456	–	264,727,456
Germany	–	28,911,884	–	28,911,884
Hong Kong	–	65,714,565	–	65,714,565
India	54,137,299	11,581,833	–	65,719,132
Ireland	–	59,426,197	–	59,426,197
Italy	–	40,746,740	–	40,746,740
Japan	–	290,520,500	–	290,520,500

15	Invesco EQV International Equity Fund

	Level 1	Level 2	Level 3	Total
Mexico	$61,903,674	$–	$–	$61,903,674
Netherlands	–	147,611,206	–	147,611,206
Singapore	–	13,512,547	–	13,512,547
South Korea	–	41,060,376	–	41,060,376
Spain	–	48,138,568	–	48,138,568
Sweden	–	129,031,457	–	129,031,457
Switzerland	–	22,558,636	–	22,558,636
Taiwan	–	36,798,624	–	36,798,624
United Kingdom	–	132,202,447	–	132,202,447
United States	150,902,566	67,189,147	–	218,091,713
Money Market Funds	37,237,808	63,369,654	–	100,607,462
Total Investments	$473,451,628	$1,670,686,770	$–	$2,144,138,398

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $14,230.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $302,988,402 and $409,918,730, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$633,998,956

Aggregate unrealized (depreciation) of investments	(48,116,157)

Net unrealized appreciation of investments	$585,882,799

Cost of investments for tax purposes is $1,558,255,599.

16	Invesco EQV International Equity Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023(a)		October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	1,465,138	$31,064,692	2,807,680	$67,617,432

Class C	148,257	2,673,666	111,238	2,438,626

Class R	106,283	2,206,383	237,323	5,662,217

Class Y	1,784,722	37,515,834	3,988,472	98,443,477

Class R5	354,953	7,691,691	666,022	17,263,820

Class R6	6,309,988	139,973,385	4,567,576	113,671,778

Issued as reinvestment of dividends:
Class A	4,635,096	91,404,088	9,377,469	249,815,764

Class C	108,492	1,812,907	240,218	5,565,840

Class R	183,420	3,534,504	344,332	9,007,726

Class Y	1,235,334	24,459,610	3,840,165	102,494,007

Class R5	553,998	11,262,780	1,253,150	34,248,586

Class R6	2,860,784	57,902,265	4,995,991	136,090,803

Automatic conversion of Class C shares to Class A shares:
Class A	79,776	1,695,378	168,338	4,033,916

Class C	(94,047)	(1,695,378)	(193,643)	(4,033,916)

Reacquired:
Class A	(4,588,076)	(97,476,220)	(8,944,538)	(218,341,386)

Class C	(186,104)	(3,367,424)	(240,013)	(5,114,398)

Class R	(186,834)	(3,840,085)	(392,744)	(9,289,585)

Class Y	(4,475,093)	(96,299,627)	(12,274,214)	(304,725,755)

Class R5	(917,500)	(19,900,557)	(8,312,888)	(269,376,989)

Class R6	(3,820,321)	(83,726,816)	(10,792,532)	(260,523,074)

Net increase (decrease) in share activity	5,558,266	$106,891,076	(8,552,598)	$(225,051,111)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 58% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Significant Event

The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco International Equity Fund (the “Target Fund”) in exchange for shares of the Fund.

The reorganization is expected to be consummated at the close of business on or about July 28, 2023. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.

17	Invesco EQV International Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/23)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,215.70	$7.58	$1,017.95	$6.90	1.38%
Class C	1,000.00	1,211.30	11.68	1,014.23	10.64	2.13
Class R	1,000.00	1,213.90	8.95	1,016.71	8.15	1.63
Class Y	1,000.00	1,217.00	6.21	1,019.19	5.66	1.13
Class R5	1,000.00	1,218.10	5.55	1,019.79	5.06	1.01
Class R6	1,000.00	1,218.00	5.28	1,020.03	4.81	0.96

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco EQV International Equity Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	IGR-SAR-1

Semiannual Report to Shareholders	April 30, 2023

Invesco Global Fund

Nasdaq:

A: OPPAX ∎ C: OGLCX ∎ R: OGLNX ∎ Y: OGLYX ∎ R5: GFDDX ∎ R6: OGLIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	22.20%
Class C Shares	21.74
Class R Shares	22.04
Class Y Shares	22.33
Class R5 Shares	22.39
Class R6 Shares	22.41
MSCI All Country World Index▼	12.68
MSCI All Country World Growth Index▼	17.02

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The MSCI All Country World Growth Index is an unmanaged index considered representative of large- and mid-cap growth stocks of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Fund

Average Annual Total Returns
As of 4/30/23, including maximum applicable sales charges
Class A Shares
Inception (12/22/69)	10.80%
10 Years	7.45
5 Years	4.25
1 Year	-0.60

Class C Shares
Inception (10/2/95)	8.89%
10 Years	7.41
5 Years	4.64
1 Year	3.48

Class R Shares
Inception (3/1/01)	6.56%
10 Years	7.78
5 Years	5.16
1 Year	4.90

Class Y Shares
Inception (11/17/98)	8.85%
10 Years	8.32
5 Years	5.69
1 Year	5.42

Class R5 Shares
10 Years	8.21%
5 Years	5.74
1 Year	5.54

Class R6 Shares
Inception (1/27/12)	9.85%
10 Years	8.49
5 Years	5.84
1 Year	5.55

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Fund. Note: The Fund was subsequently renamed the Invesco Global Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on

Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Fund

Schedule of Investments

April 30, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–100.05%
Argentina–0.34%
Reservas de Maternidad - Swiss Medical(a)(b)	1,029,617,880	$ 29,711,683

Canada–0.24%
Canadian Pacific Kansas City Ltd.	262,328	20,681,940

China–4.10%
JD.com, Inc., ADR	6,617,603	236,380,779
Meituan, B Shares(c)(d)	3,339,110	56,986,155
Tencent Holdings Ltd.	1,184,300	52,390,157
Yum China Holdings, Inc.	136,174	8,331,125
		354,088,216

Denmark–4.40%
Novo Nordisk A/S, Class B	2,274,640	379,450,945

France–14.85%
Airbus SE	2,868,976	402,741,673
Dassault Systemes SE	905,372	36,782,792
EssilorLuxottica S.A.	264,791	52,342,930
Kering S.A.	339,504	217,292,769
LVMH Moet Hennessy Louis Vuitton SE	580,731	558,044,644
Pernod Ricard S.A.	63,814	14,741,068
		1,281,945,876

Germany–2.52%
Allianz SE	114,092	28,621,329
SAP SE	1,393,193	188,722,356
		217,343,685

India–5.52%
DLF Ltd.	60,317,251	315,364,423
HDFC Bank Ltd.	896,001	18,540,134
ICICI Bank Ltd., ADR	6,253,912	142,276,498
		476,181,055

Israel–0.64%
Nice Ltd., ADR	270,184	55,120,238

Italy–0.87%
Brunello Cucinelli S.p.A.	785,010	75,035,497

Japan–6.13%
Hoya Corp.	125,100	13,177,834
Keyence Corp.	605,812	273,408,957
Murata Manufacturing Co. Ltd.	2,202,212	128,197,839
Omron Corp.	360,200	21,167,373
TDK Corp.	2,712,200	93,446,430
		529,398,433

Netherlands–1.31%
ASML Holding N.V.	164,991	105,052,427
Universal Music Group N.V.	350,845	7,674,478
		112,726,905

Spain–1.43%
Amadeus IT Group S.A.(d)	1,754,765	123,455,920

	Shares	Value
Sweden–4.42%
Assa Abloy AB, Class B	6,329,936	$ 150,745,999
Atlas Copco AB, Class A	15,940,681	230,793,792
		381,539,791

Switzerland–0.95%
Lonza Group AG	131,982	82,143,595

United States–52.33%
Adobe, Inc.(d)	663,317	250,441,966
Agilent Technologies, Inc.	1,104,974	149,646,629
Alphabet, Inc., Class A(d)	8,299,024	890,817,236
Amazon.com, Inc.(d)	745,089	78,569,635
Analog Devices, Inc.	2,316,549	416,700,834
Avantor, Inc.(d)	1,915,764	37,319,083
Boston Scientific Corp.(d)	563,974	29,394,325
Charles River Laboratories International, Inc.(d)	137,873	26,212,415
Charter Communications, Inc., Class A(d)	107,551	39,654,054
Danaher Corp.	179,342	42,487,913
Datadog, Inc., Class A(d)	218,299	14,708,987
Ecolab, Inc.	172,425	28,939,812
Equifax, Inc.	793,301	165,308,062
Fidelity National Information Services, Inc.	428,431	25,157,468
IDEXX Laboratories, Inc.(d)	73,137	35,995,106
Illumina, Inc.(d)	302,532	62,188,478
Intuit, Inc.	830,673	368,777,278
Intuitive Surgical, Inc.(d)	266,928	80,404,052
IQVIA Holdings, Inc.(d)	408,648	76,919,813
Lam Research Corp.	28,407	14,887,541
Marriott International, Inc., Class A	345,744	58,548,289
Marvell Technology, Inc.	2,454,167	96,890,513
Meta Platforms, Inc., Class A(d)	2,171,089	521,756,108
Microsoft Corp.	496,687	152,612,048
NVIDIA Corp.	259,037	71,880,177
Phathom Pharmaceuticals, Inc.(d)(e)	1,139,718	12,194,983
S&P Global, Inc.	1,041,622	377,671,305
Splunk, Inc.(d)	382,121	32,954,115
United Parcel Service, Inc., Class B	948,473	170,544,930
Visa, Inc., Class A(e)	806,203	187,627,624
		4,517,210,779
Total Common Stocks & Other Equity Interests (Cost $3,764,773,271)		8,636,034,558
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)–100.05% (Cost $3,764,773,271)		8,636,034,558

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.42%
Invesco Private Government Fund, 4.83%(a)(f)(g)	10,231,985	10,231,985

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Global Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Private Prime Fund, 4.99%(a)(f)(g)	26,310,818	$26,310,818

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,545,680)		36,542,803

TOTAL INVESTMENTS IN SECURITIES–100.47% (Cost $3,801,318,951)		8,672,577,361

OTHER ASSETS LESS LIABILITIES–(0.47)%		(40,982,372)

NET ASSETS–100.00%		$8,631,594,989

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$ -	$53,989,676	$(53,989,676)	$-	$-	$-	$ 23,436
Invesco Liquid Assets Portfolio, Institutional Class	-	38,564,050	(38,562,115)	-	(1,935)	-	20,988
Invesco Treasury Portfolio, Institutional Class	-	61,702,487	(61,702,487)	-	-	-	26,672
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	59,416,433	(49,184,448)	-	-	10,231,985	156,784*
Invesco Private Prime Fund	-	152,319,013	(126,003,530)	(2,877)	(1,788)	26,310,818	425,339*
Investments in Other Affiliates:
Reservas de Maternidad – Swiss Medical	38,284,282	-	- (8,572,599)		-	29,711,683	-
Total	$38,284,282	$365,991,659	$(329,442,256)	$(8,575,476)	$(3,723)	$66,254,486	$ 653,219

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2023 represented less than 1% of the Fund’s Net Assets.

(d)	Non-income producing security.
(e)	All or a portion of this security was out on loan at April 30, 2023.
(f)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Global Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2023

Information Technology	26.90%

Communication Services	17.52

Consumer Discretionary	16.37

Industrials	13.56

Health Care	12.51

Financials	9.04

Real Estate	3.65

Other Sectors, Each Less than 2% of Net Assets	0.50

Money Market Funds Plus Other Assets Less Liabilities	(0.05)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Global Fund

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,734,383,271)*	$8,606,322,875

Investments in affiliates, at value (Cost $66,935,680)	66,254,486

Foreign currencies, at value (Cost $9,926,428)	9,918,230

Receivable for:
Fund shares sold	2,496,835

Dividends	13,826,124

Investment for trustee deferred compensation and retirement plans	942,473

Other assets	114,800

Total assets	8,699,875,823

Liabilities:
Payable for:
Fund shares reacquired	9,183,975

Amount due custodian	176,585

Accrued foreign taxes	14,672,647

Collateral upon return of securities loaned	36,545,680

Accrued fees to affiliates	3,961,305

Accrued trustees’ and officers’ fees and benefits	504,465

Accrued other operating expenses	667,473

IRS closing agreement fees for foreign withholding tax claims	1,610,097

Trustee deferred compensation and retirement plans	958,607

Total liabilities	68,280,834

Net assets applicable to shares outstanding	$8,631,594,989

Net assets consist of:
Shares of beneficial interest	$3,486,840,563

Distributable earnings	5,144,754,426

$8,631,594,989

Net Assets:

Class A	$5,432,678,049

Class C	$135,988,045

Class R	$163,514,530

Class Y	$1,380,891,579

Class R5	$9,419,911

Class R6	$1,509,102,875

Shares outstanding, no par value, with an unlimited number of shares authorized:

Class A	63,338,297

Class C	1,872,992

Class R	1,945,223

Class Y	15,901,465

Class R5	107,969

Class R6	17,262,239

Class A:
Net asset value per share	$85.77

Maximum offering price per share (Net asset value of $85.77 ÷ 94.50%)	$90.76

Class C:
Net asset value and offering price per share	$72.60

Class R:
Net asset value and offering price per share	$84.06

Class Y:
Net asset value and offering price per share	$86.84

Class R5:
Net asset value and offering price per share	$87.25

Class R6:
Net asset value and offering price per share	$87.42

*	At April 30, 2023, securities with an aggregate value of $36,477,205 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Global Fund

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $2,412,682)	$50,799,395

Dividends from affiliated money market funds (includes net securities lending income of $41,570)	112,666

Total investment income	50,912,061

Expenses:

Advisory fees	27,005,347

Administrative services fees	597,945

Custodian fees	309,273

Distribution fees:
Class A	5,820,096

Class C	651,681

Class R	385,944

Transfer agent fees – A, C, R and Y	4,682,314

Transfer agent fees – R5	2,317

Transfer agent fees – R6	237,183

Trustees’ and officers’ fees and benefits	99,951

Registration and filing fees	108,787

Reports to shareholders	161,781

Professional services fees	92,388

Other	65,423

Total expenses	40,220,430

Less: Fees waived and/or expense offset arrangement(s)	(86,874)

Net expenses	40,133,556

Net investment income	10,778,505

Realized and unrealized gain (loss) from:

Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $994,107)	282,759,691

Affiliated investment securities	(3,723)

Foreign currencies	(3,504,592)

279,251,376

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $1,773,441)	1,370,151,850

Affiliated investment securities	(8,575,476)

Foreign currencies	537,528

1,362,113,902

Net realized and unrealized gain	1,641,365,278

Net increase in net assets resulting from operations	$1,652,143,783

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Global Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30, 2023	October 31, 2022

Operations:

Net investment income	$10,778,505	$98,081

Net realized gain	279,251,376	1,104,779,995

Change in net unrealized appreciation (depreciation)	1,362,113,902	(5,996,312,711)

Net increase (decrease) in net assets resulting from operations	1,652,143,783	(4,891,434,635)

Distributions to shareholders from distributable earnings:

Class A	(589,887,225)	(527,301,347)

Class C	(18,183,020)	(18,273,693)

Class R	(18,897,610)	(16,351,348)

Class Y	(170,490,867)	(177,321,555)

Class R5	(889,028)	(1,053)

Class R6	(195,083,841)	(171,095,528)

Total distributions from distributable earnings	(993,431,591)	(910,344,524)

Share transactions–net:

Class A	489,272,165	(173,404,479)

Class C	6,276,846	(22,985,896)

Class R	9,223,401	(215,109)

Class Y	(134,771,592)	(185,436,166)

Class R5	1,553,141	7,790,385

Class R6	(134,433,959)	(439,745)

Net increase (decrease) in net assets resulting from share transactions	237,120,002	(374,691,010)

Net increase (decrease) in net assets	895,832,194	(6,176,470,169)

Net assets:

Beginning of period	7,735,762,795	13,912,232,964

End of period	$8,631,594,989	$7,735,762,795

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Global Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/23	$ 79.63	$ 0.07	$ 16.62	$ 16.69	$ –	$ (10.55)	$ (10.55)	$ 85.77	22.18	%(e)	$5,432,678	1.06	%(e)(f)	1.06	%(e)(f)	0.17	%(e)(f)	4%
Year ended 10/31/22	135.11	(0.10)	(46.46)	(46.56)	–	(8.92)	(8.92)	79.63	(36.79	)(e)	4,538,019	1.04	(e)	1.04	(e)	(0.09	)(e)	9
Year ended 10/31/21	101.84	(0.52)	40.40	39.88	–	(6.61)	(6.61)	135.11	40.51	(e)	8,073,179	1.03	(e)	1.03	(e)	(0.42	)(e)	7
Year ended 10/31/20	90.42	(0.23)	12.95	12.72	(0.51)	(0.79)	(1.30)	101.84	14.17		6,256,292	1.06		1.06		(0.25)		8
One month ended 10/31/19	86.02	(0.02)	4.42	4.40	–	–	–	90.42	5.11		6,250,324	1.06	(f)	1.06	(f)	(0.23	)(f)	1
Year ended 09/30/19	98.63	0.42	(3.48)	(3.06)	(0.40)	(9.15)	(9.55)	86.02	(2.09)		6,026,243	1.09		1.09		0.49		10
Year ended 09/30/18	95.03	0.38	8.90	9.28	(0.53)	(5.15)	(5.68)	98.63	10.08		6,759,414	1.10		1.10		0.38		14
Class C
Six months ended 04/30/23	69.09	(0.20)	14.26	14.06	–	(10.55)	(10.55)	72.60	21.71		135,988	1.83	(f)	1.83	(f)	(0.60	)(f)	4
Year ended 10/31/22	119.28	(0.77)	(40.50)	(41.27)	–	(8.92)	(8.92)	69.09	(37.26)		122,529	1.81		1.81		(0.86)		9
Year ended 10/31/21	91.23	(1.30)	35.96	34.66	–	(6.61)	(6.61)	119.28	39.44		248,647	1.80		1.80		(1.19)		7
Year ended 10/31/20	81.75	(0.85)	11.63	10.78	(0.51)	(0.79)	(1.30)	91.23	13.28		243,600	1.83		1.83		(1.02)		8
One month ended 10/31/19	77.82	(0.07)	4.00	3.93	–	–	–	81.75	5.05		274,378	1.82	(f)	1.82	(f)	(0.99	)(f)	1
Year ended 09/30/19	90.43	(0.22)	(3.24)	(3.46)	–	(9.15)	(9.15)	77.82	(2.85)		267,208	1.86		1.86		(0.28)		10
Year ended 09/30/18	87.71	(0.34)	8.21	7.87	–	(5.15)	(5.15)	90.43	9.24		646,353	1.86		1.86		(0.38)		14
Class R
Six months ended 04/30/23	78.33	(0.04)	16.32	16.28	–	(10.55)	(10.55)	84.06	22.01		163,515	1.33	(f)	1.33	(f)	(0.10	)(f)	4
Year ended 10/31/22	133.38	(0.36)	(45.77)	(46.13)	–	(8.92)	(8.92)	78.33	(36.95)		142,467	1.31		1.31		(0.36)		9
Year ended 10/31/21	100.86	(0.84)	39.97	39.13	–	(6.61)	(6.61)	133.38	40.16		247,549	1.30		1.30		(0.69)		7
Year ended 10/31/20	89.81	(0.48)	12.83	12.35	(0.51)	(0.79)	(1.30)	100.86	13.85		197,067	1.33		1.33		(0.52)		8
One month ended 10/31/19	85.46	(0.04)	4.39	4.35	–	–	–	89.81	5.09		209,838	1.32	(f)	1.32	(f)	(0.49	)(f)	1
Year ended 09/30/19	98.01	0.19	(3.44)	(3.25)	(0.15)	(9.15)	(9.30)	85.46	(2.35)		202,819	1.35		1.35		0.22		10
Year ended 09/30/18	94.48	0.12	8.86	8.98	(0.30)	(5.15)	(5.45)	98.01	9.79		237,458	1.36		1.36		0.12		14
Class Y
Six months ended 04/30/23	80.42	0.17	16.80	16.97	–	(10.55)	(10.55)	86.84	22.32		1,380,892	0.83	(f)	0.83	(f)	0.40	(f)	4
Year ended 10/31/22	136.06	0.14	(46.86)	(46.72)	–	(8.92)	(8.92)	80.42	(36.63)		1,405,313	0.81		0.81		0.14		9
Year ended 10/31/21	102.29	(0.23)	40.61	40.38	–	(6.61)	(6.61)	136.06	40.84		2,713,045	0.80		0.80		(0.19)		7
Year ended 10/31/20	90.61	(0.01)	12.99	12.98	(0.51)	(0.79)	(1.30)	102.29	14.42		2,093,441	0.83		0.83		(0.02)		8
One month ended 10/31/19	86.18	0.00	4.43	4.43	–	–	–	90.61	5.14		1,985,139	0.82	(f)	0.82	(f)	0.00	(f)	1
Year ended 09/30/19	98.88	0.62	(3.51)	(2.89)	(0.66)	(9.15)	(9.81)	86.18	(1.88)		1,899,009	0.86		0.86		0.72		10
Year ended 09/30/18	95.27	0.61	8.92	9.53	(0.77)	(5.15)	(5.92)	98.88	10.33		2,158,393	0.87		0.87		0.62		14
Class R5
Six months ended 04/30/23	80.72	0.20	16.88	17.08	–	(10.55)	(10.55)	87.25	22.39		9,420	0.75	(f)	0.75	(f)	0.48	(f)	4
Year ended 10/31/22	136.38	0.21	(46.95)	(46.74)	–	(8.92)	(8.92)	80.72	(36.56)		7,132	0.69		0.69		0.26		9
Year ended 10/31/21	102.39	(0.06)	40.66	40.60	–	(6.61)	(6.61)	136.38	41.03		16	0.66		0.66		(0.05)		7
Year ended 10/31/20	90.55	0.14	13.00	13.14	(0.51)	(0.79)	(1.30)	102.39	14.62		12	0.68		0.68		0.13		8
One month ended 10/31/19	86.12	0.01	4.42	4.43	–	–	–	90.55	5.15		11	0.66	(f)	0.66	(f)	0.17	(f)	1
Period ended 09/30/19(g)	84.75	0.26	1.11	1.37	–	–	–	86.12	1.61		10	0.75	(f)	0.75	(f)	0.83	(f)	10
Class R6
Six months ended 04/30/23	80.86	0.21	16.90	17.11	–	(10.55)	(10.55)	87.42	22.38		1,509,103	0.72	(f)	0.72	(f)	0.51	(f)	4
Year ended 10/31/22	136.59	0.26	(47.07)	(46.81)	–	(8.92)	(8.92)	80.86	(36.56)		1,520,303	0.69		0.69		0.26		9
Year ended 10/31/21	102.54	(0.07)	40.73	40.66	–	(6.61)	(6.61)	136.59	41.02		2,629,798	0.66		0.66		(0.05)		7
Year ended 10/31/20	90.69	0.13	13.02	13.15	(0.51)	(0.79)	(1.30)	102.54	14.61		1,934,295	0.68		0.68		0.13		8
One month ended 10/31/19	86.25	0.01	4.43	4.44	–	–	–	90.69	5.15		2,051,628	0.67	(f)	0.67	(f)	0.16	(f)	1
Year ended 09/30/19	98.97	0.76	(3.51)	(2.75)	(0.82)	(9.15)	(9.97)	86.25	(1.70)		1,957,302	0.69		0.69		0.88		10
Year ended 09/30/18	95.35	0.77	8.92	9.69	(0.92)	(5.15)	(6.07)	98.97	10.52		1,436,651	0.69		0.69		0.78		14

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the one month ended October 31, 2019 and the years ended September 30, 2019 and 2018, respectively.
(d)

Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the six months ended April 30, 2023, the portfolio turnover calculation excludes the value of securities purchased of $580,042,718 in connection with the acquisition of Invesco Global Growth Fund into the Fund.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.23% for the six months ended April 30, 2023 and the years ended October 31, 2022 and 2021.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Global Fund

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

12	Invesco Global Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Tax reclaims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2023, the Fund did not enter into any closing agreements.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower

13	Invesco Global Fund

did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2023, the Fund paid the Adviser $2,234 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $ 250 million	0.800%

Next $250 million	0.770%

Next $500 million	0.750%

Next $1 billion	0.690%

Next $1.5 billion	0.670%

Next $2.5 billion	0.650%

Next $2.5 billion	0.630%

Next $2.5 billion	0.600%

Next $4 billion	0.580%

Next $8 billion	0.560%

Over $23 billion	0.540%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.65%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total

14	Invesco Global Fund

annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $1,567.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2023, IDI advised the Fund that IDI retained $129,668 in front-end sales commissions from the sale of Class A shares and $811 and $2,591 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Argentina	$–	$–	$29,711,683	$29,711,683

Canada	20,681,940	–	–	20,681,940

China	244,711,904	109,376,312	–	354,088,216

Denmark	–	379,450,945	–	379,450,945

France	–	1,281,945,876	–	1,281,945,876

Germany	–	217,343,685	–	217,343,685

India	142,276,498	333,904,557	–	476,181,055

Israel	55,120,238	–	–	55,120,238

Italy	–	75,035,497	–	75,035,497

Japan	–	529,398,433	–	529,398,433

Netherlands	–	112,726,905	–	112,726,905

Spain	–	123,455,920	–	123,455,920

Sweden	–	381,539,791	–	381,539,791

Switzerland	–	82,143,595	–	82,143,595

United States	4,517,210,779	–	–	4,517,210,779

15	Invesco Global Fund

	Level 1	Level 2	Level 3	Total

Money Market Funds	$–	$36,542,803	$–	$36,542,803

Total Investments	$4,980,001,359	$3,662,864,319	$29,711,683	$8,672,577,361

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $85,307.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2022.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $295,943,369 and $1,525,015,210, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$5,127,289,411

Aggregate unrealized (depreciation) of investments	(270,703,704)

Net unrealized appreciation of investments	$4,856,585,707

Cost of investments for tax purposes is $3,815,991,654.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023		October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	1,153,128	$93,456,884	2,699,919	$276,201,243

Class C	89,046	6,157,065	185,240	16,485,700

Class R	116,291	9,279,360	305,417	30,560,185

Class Y	1,131,290	93,841,812	2,959,302	306,075,991

Class R5	11,203	920,326	91,860	8,130,749

Class R6	962,074	79,661,332	3,084,053	310,393,178

Issued as reinvestment of dividends:
Class A	6,958,566	546,525,802	3,986,432	489,772,840

Class C	264,385	17,626,582	164,422	17,644,163

Class R	244,159	18,812,469	134,571	16,300,613

Class Y	1,891,593	150,268,110	1,297,998	160,718,093

Class R5	11,125	887,783	-	-

Class R6	2,413,503	192,959,584	1,369,177	170,270,798

16	Invesco Global Fund

		Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023		October 31, 2022
	Shares	Amount	Shares	Amount

Automatic conversion of Class C shares to Class A shares:
Class A	113,324	$9,168,733	213,043	$21,179,663

Class C	(133,406)	(9,168,733)	(244,403)	(21,179,663)

Issued in connection with acquisitions:(a)
Class A	5,602,786	453,714,248	-	-

Class C	113,708	7,806,679	-	-

Class Y	199,215	16,324,792	-	-

Class R5	5,997	493,612	-	-

Class R6	38,915	3,209,638	-	-

Reacquired:
Class A	(7,475,472)	(613,593,502)	(9,665,952)	(960,558,225)

Class C	(234,269)	(16,144,747)	(416,277)	(35,936,096)

Class R	(234,113)	(18,868,428)	(477,092)	(47,075,907)

Class Y	(4,794,888)	(395,206,306)	(6,723,450)	(652,230,250)

Class R5	(8,701)	(748,580)	(3,633)	(340,364)

Class R6	(4,954,563)	(410,264,513)	(4,904,320)	(481,103,721)

Net increase (decrease) in share activity	3,484,896	$237,120,002	(5,943,693)	$(374,691,010)

(a)

After the close of business on February 10, 2023, the Fund acquired all the net assets of Invesco Global Growth Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Board of Trustees of the Fund on September 20, 2022. The reorganization was executed in order to reduce overlap and increase efficiencies in the Adviser’s product line. The acquisition was accomplished by a tax-free exchange of 5,960,621 shares of the Fund for 35,248,894 shares outstanding of the Target Fund as of the close of business on February 10, 2023. Shares of the Target Fund were exchanged for the like class of shares of the Fund, based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, February 10, 2023. The Target Fund’s net assets as of the close of business on February 10, 2023 of $481,548,969, including $(101,789,047) of unrealized appreciation (depreciation), were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $8,276,255,502 and $8,757,804,471 immediately after the acquisition.

    The pro forma results of operations for the six months ended April 30, 2023 assuming the reorganization had been completed on November 1, 2022, the beginning of the semi-annual reporting period are as follows:

Net investment income	$ 9,871,992

Net realized/unrealized gains	1,709,190,734

Change in net assets resulting from operations	$1,719,062,726

    As the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since February 11, 2023.

17	Invesco Global Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,222.00	$5.84	$1,019.54	$5.31	1.06%
Class C	1,000.00	1,217.40	10.06	1,015.72	9.15	1.83
Class R	1,000.00	1,220.40	7.32	1,018.20	6.66	1.33
Class Y	1,000.00	1,223.30	4.58	1,020.68	4.16	0.83
Class R5	1,000.00	1,223.90	4.14	1,021.08	3.76	0.75
Class R6	1,000.00	1,224.10	3.97	1,021.22	3.61	0.72

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco Global Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLBL-SAR-1

Semiannual Report to Shareholders	April 30, 2023

Invesco Global Focus Fund

Nasdaq:

A: GLVAX ∎ C: GLVCX ∎ R: GLVNX ∎ Y: GLVYX ∎ R5: GFFDX ∎ R6: GLVIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	29.37%
Class C Shares	28.90
Class R Shares	29.22
Class Y Shares	29.52
Class R5 Shares	29.61
Class R6 Shares	29.63
MSCI All Country World Index▼	12.68
MSCI All Country World Growth Index▼	17.02

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The MSCI All Country World Growth Index is an unmanaged index considered representative of large- and mid-cap growth stocks of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Focus Fund

Average Annual Total Returns
As of 4/30/23, including maximum applicable sales charges

Class A Shares
Inception (10/1/07)	6.05%
10 Years	7.28
5 Years	5.93
1 Year	-1.77

Class C Shares
Inception (10/1/07)	6.08%
10 Years	7.23
5 Years	6.33
1 Year	2.16

Class R Shares
Inception (10/1/07)	6.23%
10 Years	7.61
5 Years	6.88
1 Year	3.71

Class Y Shares
Inception (10/1/07)	6.80%
10 Years	8.15
5 Years	7.40
1 Year	4.22

Class R5 Shares
10 Years	8.04%
5 Years	7.45
1 Year	4.35

Class R6 Shares
Inception (8/28/12)	10.04%
10 Years	8.33
5 Years	7.56
1 Year	4.36

Effective May 24, 2019, Class A, Class C, Class R, Class Y, and Class I shares of the Oppenheimer Global Focus Fund (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Focus Fund. The Fund was subsequently renamed the Invesco Global Focus Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Focus Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Focus Fund

Schedule of Investments(a)

April 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.48%
Apparel, Accessories & Luxury Goods–7.71%
Hermes International (France)	16,024	$34,771,116

Moncler S.p.A. (Italy)	81,099	6,012,669

		40,783,785

Application Software–6.33%
Nice Ltd., ADR (Israel)	69,283	14,134,425

Salesforce, Inc.(b)	97,537	19,348,415

		33,482,840

Biotechnology–2.01%
BeiGene Ltd., ADR (China)(b)	41,630	10,613,985

Broadline Retail–8.49%
Alibaba Group Holding Ltd., ADR (China)(b)	190,357	16,121,334

Amazon.com, Inc.(b)	267,397	28,197,014

JD.com, Inc., A Shares (China)	32,892	584,275

		44,902,623

Financial Exchanges & Data–1.60%
S&P Global, Inc.	23,364	8,471,319

Health Care Equipment–8.56%
Edwards Lifesciences Corp.(b)	138,478	12,183,294

IDEXX Laboratories, Inc.(b)	31,545	15,525,187

Stryker Corp.	58,593	17,557,393

		45,265,874

Hotels, Resorts & Cruise Lines–5.09%
Airbnb, Inc., Class A(b)	72,780	8,709,582

Amadeus IT Group S.A. (Spain)(b)	258,696	18,200,473

		26,910,055

Integrated Telecommunication Services–0.06%
Cellnex Telecom S.A. (Spain)(c)	7,507	316,272

Interactive Media & Services–21.67%
Alphabet, Inc., Class A(b)	269,275	28,903,979

Meta Platforms, Inc., Class A(b)	259,445	62,349,822

Tencent Holdings Ltd. (China)	526,400	23,286,480

		114,540,281

Internet Services & Infrastructure–0.43%
Twilio, Inc., Class A(b)	43,538	2,290,534

Life Sciences Tools & Services–13.07%
Biotage AB (Sweden)	182,020	2,268,122

Investment Abbreviations:

ADR – American Depositary Receipt

	Shares	Value

Life Sciences Tools & Services–(continued)
Illumina, Inc.(b)	63,223	$12,996,120

Lonza Group AG (Switzerland)	21,836	13,590,395

Tecan Group AG, Class R (Switzerland)(b)	22,950	9,996,548

Thermo Fisher Scientific, Inc.	38,227	21,212,162

Wuxi Biologics Cayman, Inc. (China)(b)(c)	1,509,000	9,026,628

		69,089,975

Passenger Ground Transportation–2.35%
Uber Technologies, Inc.(b)	399,811	12,414,132

Pharmaceuticals–4.36%
Novo Nordisk A/S, Class B (Denmark)	138,067	23,032,064

Restaurants–0.62%
Meituan, B Shares (China)(b)(c)	190,620	3,253,173

Semiconductor Materials & Equipment–2.37%
ASML Holding N.V. (Netherlands)	19,650	12,511,472

Semiconductors–0.39%
Infineon Technologies AG (Germany)	57,089	2,072,835

Systems Software–4.24%
Crowdstrike Holdings, Inc., Class A(b)	59,617	7,157,021

ServiceNow, Inc.(b)	33,230	15,266,526

		22,423,547

Transaction & Payment Processing Services–9.13%
Adyen N.V. (Netherlands)(b)(c)	8,613	13,793,170

Mastercard, Inc., Class A	62,144	23,616,584

Visa, Inc., Class A	46,538	10,830,789

		48,240,543

Total Common Stocks & Other Equity Interests (Cost $362,662,691)		520,615,309

Money Market Funds–1.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(d)(e)	2,002,948	2,002,948

Invesco Liquid Assets Portfolio, Institutional Class, 4.92%(d)(e)	1,430,391	1,430,820

Invesco Treasury Portfolio, Institutional Class, 4.77%(d)(e)	2,289,084	2,289,084

Total Money Market Funds (Cost $5,722,693)		5,722,852

TOTAL INVESTMENTS IN SECURITIES–99.56% (Cost $368,385,384)		526,338,161

OTHER ASSETS LESS LIABILITIES–0.44%		2,349,436

NET ASSETS–100.00%		$528,687,597

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Global Focus Fund

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $26,389,243, which represented 4.99% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$15,195,658	$(13,192,710)	$ -	$-	$2,002,948	$26,244
Invesco Liquid Assets Portfolio, Institutional Class	-	10,854,042	(9,423,394)	159	13	1,430,820	19,436
Invesco Treasury Portfolio, Institutional Class	-	17,366,466	(15,077,382)	-	-	2,289,084	30,007
Total	$-	$43,416,166	$(37,693,486)	$159	$13	$5,722,852	$75,687

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2023

Health Care	27.99%
Consumer Discretionary	21.91
Communication Services	21.73
Information Technology	13.77
Financials	10.73
Industrials	2.35
Money Market Funds Plus Other Assets Less Liabilities	1.52

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Global Focus Fund

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $362,662,691)	$520,615,309
Investments in affiliated money market funds, at value (Cost $5,722,693)	5,722,852
Cash	100,000
Foreign currencies, at value (Cost $205,188)	204,707
Receivable for:
Investments sold	1,519,656
Fund shares sold	491,486
Dividends	572,386
Investment for trustee deferred compensation and retirement plans	31,730
Other assets	39,955
Total assets	529,298,081

Liabilities:
Payable for:
Fund shares reacquired	249,800
Accrued fees to affiliates	272,363
Accrued trustees’ and officers’ fees and benefits	248
Accrued other operating expenses	56,343
Trustee deferred compensation and retirement plans	31,730
Total liabilities	610,484
Net assets applicable to shares outstanding	$528,687,597

Net assets consist of:
Shares of beneficial interest	$406,420,195
Distributable earnings	122,267,402
$528,687,597

Net Assets:
Class A	$260,920,155
Class C	$26,192,348
Class R	$27,801,859
Class Y	$180,231,787
Class R5	$9,778
Class R6	$33,531,670

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	4,470,718
Class C	508,025
Class R	497,004
Class Y	2,978,559
Class R5	165
Class R6	543,230
Class A:
Net asset value per share	$58.36
Maximum offering price per share (Net asset value of $58.36 ÷ 94.50%)	$61.76
Class C:
Net asset value and offering price per share	$51.56
Class R:
Net asset value and offering price per share	$55.94
Class Y:
Net asset value and offering price per share	$60.51
Class R5:
Net asset value and offering price per share	$59.26
Class R6:
Net asset value and offering price per share	$61.73

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Global Focus Fund

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $85,320)	$2,094,772

Dividends from affiliated money market funds	75,687

Total investment income	2,170,459

Expenses:
Advisory fees	1,901,624

Administrative services fees	34,979

Custodian fees	40,661

Distribution fees:
Class A	285,506

Class C	123,389

Class R	61,616

Transfer agent fees – A, C, R and Y	389,542

Transfer agent fees – R5	1

Transfer agent fees – R6	4,389

Trustees’ and officers’ fees and benefits	7,868

Registration and filing fees	57,594

Reports to shareholders	47,984

Professional services fees	24,312

Other	10,929

Total expenses	2,990,394

Less: Fees waived and/or expense offset arrangement(s)	(10,677)

Net expenses	2,979,717

Net investment income (loss)	(809,258)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(6,625,617)

Affiliated investment securities	13

Foreign currencies	5,657

(6,619,947)

Change in net unrealized appreciation of:
Unaffiliated investment securities	130,454,790

Affiliated investment securities	159

Foreign currencies	43,280

130,498,229

Net realized and unrealized gain	123,878,282

Net increase in net assets resulting from operations	$123,069,024

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Global Focus Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30,	October 31,
	2023	2022

Operations:
Net investment income (loss)	$(809,258)	$(5,389,132)

Net realized gain (loss)	(6,619,947)	(21,329,756)

Change in net unrealized appreciation (depreciation)	130,498,229	(412,218,804)

Net increase (decrease) in net assets resulting from operations	123,069,024	(438,937,692)

Distributions to shareholders from distributable earnings:
Class A	–	(14,955,683)

Class C	–	(2,706,384)

Class R	–	(1,493,565)

Class Y	–	(15,895,479)

Class R5	–	(462)

Class R6	–	(1,926,473)

Total distributions from distributable earnings	–	(36,978,046)

Share transactions–net:
Class A	(4,329,311)	(11,792,696)

Class C	(2,959,110)	(19,164,475)

Class R	50,727	1,281,449

Class Y	(37,854,534)	(74,121,872)

Class R5	1,000	5

Class R6	(1,012,780)	(2,148,288)

Net increase (decrease) in net assets resulting from share transactions	(46,104,008)	(105,945,877)

Net increase (decrease) in net assets	76,965,016	(581,861,615)

Net assets:
Beginning of period	451,722,581	1,033,584,196

End of period	$528,687,597	$451,722,581

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Global Focus Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/23	$45.11	$(0.10	)(e)	$ 13.35	$ 13.25	$ –	$58.36	29.37%	$260,920	1.30	%(f)	1.30	%(f)	(0.40	)%(e)(f)	5%
Year ended 10/31/22	85.76	(0.51	)(e)	(37.02)	(37.53)	(3.12)	45.11	(45.25)	206,115	1.23		1.23		(0.85	)(e)	25
Year ended 10/31/21	72.26	(0.84)		17.88	17.04	(3.54)	85.76	24.30 (g)	414,186	1.18	(g)	1.18	(g)	(1.03	)(g)	24
Year ended 10/31/20	52.99	(0.51)		25.00	24.49	(5.22)	72.26	50.31 (g)	273,684	1.26	(g)	1.26	(g)	(0.84	)(g)	43
Six months ended 10/31/19	54.20	(0.16)		(1.05)	(1.21)	–	52.99	(2.23)	145,332	1.27	(f)	1.31	(f)	(0.60	)(f)	20
Year ended 04/30/19	51.71	(0.13)		4.48	4.35	(1.86)	54.20	9.11	155,251	1.25		1.25		(0.26)		46
Year ended 04/30/18	45.73	(0.24)		7.15	6.91	(0.93)	51.71	15.17	148,492	1.27		1.28		(0.47)		63
Class C
Six months ended 04/30/23	40.00	(0.26	)(e)	11.82	11.56	–	51.56	28.90	26,192	2.05	(f)	2.05	(f)	(1.15	)(e)(f)	5
Year ended 10/31/22	77.00	(0.89	)(e)	(32.99)	(33.88)	(3.12)	40.00	(45.66)	22,964	1.98		1.98		(1.60	)(e)	25
Year ended 10/31/21	65.69	(1.31)		16.16	14.85	(3.54)	77.00	23.36	70,996	1.94		1.94		(1.79)		24
Year ended 10/31/20	48.95	(0.88)		22.84	21.96	(5.22)	65.69	49.20	73,587	2.01		2.02		(1.59)		43
Six months ended 10/31/19	50.26	(0.33)		(0.98)	(1.31)	–	48.95	(2.60)	43,574	2.01	(f)	2.07	(f)	(1.34	)(f)	20
Year ended 04/30/19	48.45	(0.49)		4.16	3.67	(1.86)	50.26	8.28	55,891	2.01		2.01		(1.02)		46
Year ended 04/30/18	43.23	(0.59)		6.74	6.15	(0.93)	48.45	14.29	58,385	2.02		2.03		(1.23)		63
Class R
Six months ended 04/30/23	43.29	(0.16	)(e)	12.81	12.65	–	55.94	29.22	27,802	1.55	(f)	1.55	(f)	(0.65	)(e)(f)	5
Year ended 10/31/22	82.63	(0.64	)(e)	(35.58)	(36.22)	(3.12)	43.29	(45.38)	21,519	1.48		1.48		(1.10	)(e)	25
Year ended 10/31/21	69.91	(1.02)		17.28	16.26	(3.54)	82.63	23.99	39,611	1.44		1.44		(1.29)		24
Year ended 10/31/20	51.54	(0.65)		24.24	23.59	(5.22)	69.91	49.95	22,854	1.52		1.52		(1.10)		43
Six months ended 10/31/19	52.79	(0.22)		(1.03)	(1.25)	–	51.54	(2.37)	9,692	1.52	(f)	1.57	(f)	(0.85	)(f)	20
Year ended 04/30/19	50.53	(0.26)		4.38	4.12	(1.86)	52.79	8.84	9,895	1.51		1.51		(0.52)		46
Year ended 04/30/18	44.82	(0.36)		7.00	6.64	(0.93)	50.53	14.88	7,812	1.52		1.53		(0.73)		63
Class Y
Six months ended 04/30/23	46.71	(0.04	)(e)	13.84	13.80	–	60.51	29.55	180,232	1.05	(f)	1.05	(f)	(0.15	)(e)(f)	5
Year ended 10/31/22	88.48	(0.38	)(e)	(38.27)	(38.65)	(3.12)	46.71	(45.11)	174,208	0.98		0.98		(0.60	)(e)	25
Year ended 10/31/21	74.28	(0.66)		18.40	17.74	(3.54)	88.48	24.60	453,276	0.94		0.94		(0.79)		24
Year ended 10/31/20	54.21	(0.38)		25.67	25.29	(5.22)	74.28	50.68	304,779	1.02		1.02		(0.60)		43
Six months ended 10/31/19	55.39	(0.10)		(1.08)	(1.18)	–	54.21	(2.13)	138,470	1.02	(f)	1.07	(f)	(0.36	)(f)	20
Year ended 04/30/19	52.67	(0.01)		4.59	4.58	(1.86)	55.39	9.36	301,919	1.02		1.02		(0.03)		46
Year ended 04/30/18	46.46	(0.12)		7.26	7.14	(0.93)	52.67	15.44	266,886	1.03		1.04		(0.24)		63
Class R5
Six months ended 04/30/23	45.71	(0.00	)(e)	13.55	13.55	–	59.26	29.64	10	0.91	(f)	0.91	(f)	(0.01	)(e)(f)	5
Year ended 10/31/22	86.56	(0.29	)(e)	(37.44)	(37.73)	(3.12)	45.71	(45.05)	7	0.85		0.85		(0.47	)(e)	25
Year ended 10/31/21	72.67	(0.56)		17.99	17.43	(3.54)	86.56	24.72	13	0.84		0.84		(0.69)		24
Year ended 10/31/20	53.08	(0.28)		25.09	24.81	(5.22)	72.67	50.88	14	0.89		0.89		(0.47)		43
Period ended 10/31/19(h)	51.06	(0.05)		2.07	2.02	–	53.08	3.96	10	0.90	(f)	0.92	(f)	(0.23	)(f)	20
Class R6
Six months ended 04/30/23	47.62	(0.00	)(e)	14.11	14.11	–	61.73	29.63	33,532	0.91	(f)	0.91	(f)	(0.01	)(e)(f)	5
Year ended 10/31/22	90.02	(0.30	)(e)	(38.98)	(39.28)	(3.12)	47.62	(45.04)	26,910	0.85		0.85		(0.47	)(e)	25
Year ended 10/31/21	75.43	(0.58)		18.71	18.13	(3.54)	90.02	24.74	55,502	0.84		0.84		(0.69)		24
Year ended 10/31/20	54.89	(0.26)		26.02	25.76	(5.22)	75.43	50.94	33,645	0.85		0.89		(0.43)		43
Six months ended 10/31/19	56.03	(0.05)		(1.09)	(1.14)	–	54.89	(2.03)	113,768	0.85	(f)	0.87	(f)	(0.18	)(f)	20
Year ended 04/30/19	53.16	0.08		4.65	4.73	(1.86)	56.03	9.56	131,074	0.85		0.85		0.15		46
Year ended 04/30/18	46.80	(0.02)		7.31	7.29	(0.93)	53.16	15.65	98,443	0.85		0.85		(0.05)		63

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the six months ended October 31, 2019 and the years ended April 30, 2019 and 2018, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during the six months ended April 30, 2023. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $(0.24) and (0.67)%, $(0.40) and (1.42)%, $(0.30) and (0.92)%, $(0.18) and (0.42)%, $(0.14) and (0.28)% and $(0.14) and (0.28)% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively. Net investment income per share and the ratio of net investment income to average net assets include significant dividends received during the year ended October 31, 2022. Net investment income per share and the ratio of net investment income to average net assets excluding the significant dividends are $(0.60) and (1.00)% , $(0.98) and (1.75)%, $(0.73) and (1.25)%, $(0.47) and (0.75)%, $(0.38) and (0.62)%, $(0.39) and (0.62)% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)	Annualized.
(g)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the years ended October 31, 2021 and 2020, respectively.

(h)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Global Focus Fund

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Focus Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.
Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

11	Invesco Global Focus Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or

12	Invesco Global Focus Fund

intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Other Risks – Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.800%
Next $500 million	0.750%
Over $1 billion	0.720%

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.79%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser had contractually agreed, through at least June 30, 2023, the waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00%, and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $1,889.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2023, IDI advised the Fund that IDI retained $31,311 in front-end sales commissions from the sale of Class A shares and $9,080 and $558 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when

13	Invesco Global Focus Fund

market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks & Other Equity Interests	$347,899,617	$172,715,692	$–	$520,615,309

Money Market Funds	5,722,852	–	–	5,722,852

Total Investments	$353,622,469	$172,715,692	$–	$526,338,161

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $8,788.

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$15,863,313	$–	$15,863,313

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $23,732,259 and $79,157,193, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$170,865,848

Aggregate unrealized (depreciation) of investments	(21,640,962)

Net unrealized appreciation of investments	$149,224,886

Cost of investments for tax purposes is $377,113,275.

14	Invesco Global Focus Fund

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023(a)		October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	426,586	$22,844,070	599,231	$37,546,596

Class C	60,425	2,856,006	90,052	5,167,312

Class R	65,826	3,388,417	116,370	7,005,595

Class Y	240,095	13,531,125	1,281,119	81,643,797

Class R5	17	1,000	-	-

Class R6	73,790	4,215,106	220,246	14,286,678

Issued as reinvestment of dividends:
Class A	-	-	187,077	14,217,809

Class C	-	-	37,118	2,518,470

Class R	-	-	20,415	1,492,133

Class Y	-	-	156,123	12,261,933

Class R5	-	-	-	5

Class R6	-	-	23,043	1,842,783

Automatic conversion of Class C shares to Class A shares:
Class A	43,283	2,235,333	178,917	10,908,341

Class C	(48,898)	(2,235,333)	(200,823)	(10,908,341)

Reacquired:
Class A	(568,523)	(29,408,714)	(1,225,186)	(74,465,442)

Class C	(77,643)	(3,579,783)	(274,234)	(15,941,916)

Class R	(65,933)	(3,337,690)	(119,047)	(7,216,279)

Class Y	(991,027)	(51,385,659)	(2,830,430)	(168,027,602)

Class R6	(95,696)	(5,227,886)	(294,696)	(18,277,749)

Net increase (decrease) in share activity	(937,698)	$(46,104,008)	(2,034,705)	$(105,945,877)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15	Invesco Global Focus Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/23)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,293.70	$7.39	$1,018.35	$6.51	1.30%
Class C	1,000.00	1,289.00	11.63	1,014.63	10.24	2.05
Class R	1,000.00	1,292.20	8.81	1,017.11	7.75	1.55
Class Y	1,000.00	1,295.20	5.98	1,019.59	5.26	1.05
Class R5	1,000.00	1,296.10	5.18	1,020.28	4.56	0.91
Class R6	1,000.00	1,296.30	5.18	1,020.28	4.56	0.91

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16	Invesco Global Focus Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLF-SAR-1

Semiannual Report to Shareholders	April 30, 2023

Invesco Global Opportunities Fund

Nasdaq:

A: OPGIX ∎ C: OGICX ∎ R: OGINX ∎ Y: OGIYX ∎ R5: GOFFX ∎ R6: OGIIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

9	Financial Statements

12	Financial Highlights

13	Notes to Financial Statements

19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.41%
Class C Shares	9.99
Class R Shares	10.25
Class Y Shares	10.53
Class R5 Shares	10.57
Class R6 Shares	10.60
MSCI All Country World Index▼	12.68

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World Index is an unmanaged index considered representative of large- and mid-cap stocks across developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Global Opportunities Fund

Average Annual Total Returns
As of 4/30/23, including maximum applicable sales charges

Class A Shares
Inception (10/22/90)	9.94%
10 Years	7.45
5 Years	-3.94
1 Year	-16.02

Class C Shares
Inception (12/1/93)	9.76%
10 Years	7.41
5 Years	-3.58
1 Year	-12.67

Class R Shares
Inception (3/1/01)	7.13%
10 Years	7.78
5 Years	-3.10
1 Year	-11.37

Class Y Shares
Inception (2/1/01)	7.17%
10 Years	8.33
5 Years	-2.61
1 Year	-10.92

Class R5 Shares
10 Years	8.21%
5 Years	-2.58
1 Year	-10.84

Class R6 Shares
Inception (1/27/12)	8.40%
10 Years	8.50
5 Years	-2.47
1 Year	-10.78

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer Global Opportunities Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer Global Opportunities Fund. Note: The Fund was subsequently renamed the Invesco Global Opportunities Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/ performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Global Opportunities Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Global Opportunities Fund

Schedule of Investments

April 30, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.85%
Belgium-0.77%
Biocartis Group N.V.(a)(b)(c)	9,090,626	$6,020,707
Materialise N.V., ADR(a)(c)	2,900,000	26,071,000
		32,091,707

Denmark-3.61%
Atlantic Sapphire ASA(c)	6,169,427	2,921,442
Bavarian Nordic A/S(c)	2,880,000	79,228,099
Genmab A/S(c)	100,000	41,078,286
Novozymes A/S, Class B	500,000	26,036,716
		149,264,543

France-1.04%
Mersen S.A.	1,000,000	40,416,385
Mersen S.A., Rts., expiring 06/30/2023(a)	1,000,000	1,624,517
Technicolor Creative Studios S.A.(c)	4,459,963	487,959
Vantiva S.A.(c)	1,630,751	393,994
		42,922,855

Germany-6.13%
AIXTRON SE	4,000,000	112,964,009
Basler AG(a)	1,800,000	38,755,709
Carl Zeiss Meditec AG, BR	200,000	26,885,645
Manz AG(a)	500,000	13,132,219
PVA TePla AG(a)(c)	2,887,082	61,828,416
		253,565,998

Ireland-1.09%
Ads-Tec Energy PLC	2,319,856	5,219,676
Flutter Entertainment PLC(c)	200,000	40,073,087
		45,292,763

Italy-3.46%
Brunello Cucinelli S.p.A.	1,500,000	143,378,103

Japan-15.72%
Comture Corp.(a)	3,000,000	44,298,979
CyberAgent, Inc.	5,200,000	45,355,181
Disco Corp.	600,000	68,346,565
Jeol Ltd.	2,500,000	73,090,405
M3, Inc.	3,000,000	73,656,556
Mercari, Inc.(c)	1,000,000	17,172,238
Nidec Corp.	600,000	29,730,037
Nikon Corp.	2,000,000	20,660,124
Optex Group Co. Ltd.(a)	2,000,000	30,146,604
PeptiDream, Inc.(c)	4,000,000	54,008,862
Rheon Automatic Machinery Co. Ltd.	1,000,000	9,601,184
SHIFT, Inc.(c)	550,000	102,797,166
Yaskawa Electric Corp.	2,000,000	81,635,031
		650,498,932

Norway-3.15%
Mowi ASA	4,000,000	76,301,588
Nordic Semiconductor ASA(c)	4,999,999	54,064,373
		130,365,961

	Shares	Value

Sweden-8.42%
AddTech AB, Class B	3,000,000	$60,335,374
Beijer Ref AB	4,000,000	65,627,205
Boozt AB(a)(b)(c)	3,750,000	43,513,039
Indutrade AB	4,000,000	96,191,931
Midsona AB, Class B	2,000,000	1,567,633
RaySearch Laboratories AB(a)(c)	4,000,000	26,811,733
Surgical Science Sweden AB(c)	1,000,000	18,267,548
Tobii AB(c)	3,000,000	6,280,207
Xvivo Perfusion AB(c)	1,000,000	29,857,786
		348,452,456

Switzerland-0.12%
GeNeuro S.A.(a)	2,457,241	5,078,129

United Kingdom-14.63%
ASOS PLC(c)	700,000	6,527,998
Aston Martin Lagonda Global Holdings PLC(b)(c)	72,000,000	219,228,179
boohoo Group PLC(c)	30,000,000	18,607,282
FD Technologies PLC(c)	1,200,000	28,433,749
Fevertree Drinks PLC	2,000,000	34,113,060
Frontier Developments PLC(a)(c)	3,000,000	18,674,219
Future PLC	1,000,000	14,197,747
Gooch & Housego PLC(a)	2,000,000	12,981,517
IP Group PLC	20,785,545	14,721,319
IQE PLC(a)(c)	140,000,000	43,461,241
M&C Saatchi PLC(c)	6,044,563	12,837,959
Oxford Nanopore Technologies PLC(c)	30,000,000	86,841,699
Spirax-Sarco Engineering PLC	200,000	27,945,719
WANdisco PLC(a)(c)(d)	5,000,000	20,579,287
Xaar PLC(a)(c)	6,000,000	13,111,545
Zoo Digital Group PLC(a)(c)	7,000,000	14,077,328
Zotefoams PLC(a)	4,000,000	19,055,763
		605,395,611

United States-38.71%
3D Systems Corp.(c)	5,000,000	45,800,000
Advanced Micro Devices, Inc.(c)	3,000,000	268,110,000
Align Technology, Inc.(c)	100,000	32,530,000
Applied Materials, Inc.	600,000	67,818,000
Arrowhead Pharmaceuticals, Inc.(c)	2,000,000	70,820,000
Cognex Corp.	1,200,000	57,228,000
Coherent Corp.(c)	1,000,000	34,140,000
Exact Sciences Corp.(c)	1,800,000	115,326,000
Globant S.A.(c)	200,000	31,374,000
Impinj, Inc.(c)	400,000	35,364,000
IPG Photonics Corp.(c)	600,000	68,988,000
Ivanhoe Electric, Inc.(c)	2,000,000	23,820,000
Littelfuse, Inc.	200,000	48,448,000
Manhattan Associates, Inc.(c)	600,000	99,408,000
Nektar Therapeutics(a)(c)	35,770,000	26,909,771
Nevro Corp.(c)	1,000,000	29,270,000
ON Semiconductor Corp.(c)	1,000,000	71,960,000
PDF Solutions, Inc.(a)(c)	3,000,000	108,150,000
PTC, Inc.(c)	1,000,000	125,790,000
QUALCOMM, Inc.	500,000	58,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Global Opportunities Fund

	Shares	Value

United States–(continued)
Shake Shack, Inc., Class A(c)	1,000,000	$54,810,000
Veeco Instruments, Inc.(a)(c)	3,000,000	55,260,000
Vicor Corp.(c)	500,000	21,485,000
Wolfspeed, Inc.(c)	1,000,000	46,550,000
Xeris Biopharma Holdings, Inc.(c)	2,000,000	4,520,000
		1,602,278,771
Total Common Stocks & Other Equity Interests (Cost $4,167,737,545)		4,008,585,829

Money Market Funds–3.85%

Invesco Government & Agency Portfolio, Institutional Class, 4.78%(a)(e)	55,831,162	55,831,162

	Shares	Value

Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 4.92%(a)(e)	39,869,302	$39,881,262

Invesco Treasury Portfolio, Institutional Class, 4.77%(a)(e)	63,807,043	63,807,043

Total Money Market Funds (Cost $159,515,528)		159,519,467

TOTAL INVESTMENTS IN SECURITIES—100.70% (Cost $4,327,253,073)		4,168,105,296

OTHER ASSETS LESS LIABILITIES–(0.70)%		(28,993,072)

NET ASSETS–100.00%		$4,139,112,224

Investment Abbreviations:

ADR	– American Depositary Receipt
BR	– Bearer Shares
Rts.	– Rights

Notes to Schedule of Investments:

(a)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$81,100,213	$159,107,023	$(184,376,074)	$-	$-	$55,831,162	$988,526
Invesco Liquid Assets Portfolio, Institutional Class	51,103,361	113,647,873	(124,873,806)	(7,633)	11,467	39,881,262	703,914
Invesco Treasury Portfolio, Institutional Class	92,685,957	181,836,597	(210,715,511)	-	-	63,807,043	1,129,169

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Global Opportunities Fund

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income
Investments in Other Affiliates:
Aumann AG	$11,861,710	$-	$(14,054,034)	$47,558,191	$(45,365,867)	$-	$-
Basler AG	48,931,519	-	-	(10,175,810)	-	38,755,709	-
Biocartis Group N.V.	7,106,383	7,330,294	(131,614)	(1,127,623)	(7,156,733)	6,020,707	-
Boozt AB	27,374,742	-	-	16,138,297	-	43,513,039	-
Comture Corp.	48,775,634	-	-	(4,476,655)	-	44,298,979	447,645
Frontier Developments PLC	45,619,685	-	-	(26,945,466)	-	18,674,219	-
GeNeuro S.A.	4,128,332	-	-	949,797	-	5,078,129	-
Gooch & Housego PLC	11,009,275	-	-	1,972,242	-	12,981,517	195,454
IQE PLC	67,203,506	-	-	(23,742,265)	-	43,461,241	-
Manz AG	13,121,717	-	-	10,502	-	13,132,219	-
Materialise N.V., ADR*	30,711,000	-	-	(4,640,000)	-	26,071,000	-
Mersen S.A., Rts., expiring 06/30/2023	-	-	-	1,624,517	-	1,624,517	-
Nektar Therapeutics	134,495,200	-	-	(107,585,429)	-	26,909,771	-
Optex Group Co. Ltd.	27,540,836	-	-	2,605,768	-	30,146,604	243,618
PDF Solutions, Inc.	70,740,000	-	-	37,410,000	-	108,150,000	-
PVA TePla AG	48,529,344	-	-	13,299,072	-	61,828,416	-
RaySearch Laboratories AB	20,788,083	-	-	6,023,650	-	26,811,733	-
Rovio Entertainment OYJ	26,803,800	-	(41,712,224)	13,773,790	1,134,634	-	-
Veeco Instruments, Inc.	54,690,000	-	-	570,000	-	55,260,000	-
WANdisco PLC	25,109,582	-	-	(4,530,295)	-	20,579,287	-
Xaar PLC	11,672,694	-	-	1,438,851	-	13,111,545	-
Zoo Digital Group PLC	13,245,534	-	-	831,794	-	14,077,328	-
Zotefoams PLC	13,509,174	-	-	5,546,589	-	19,055,763	-
Total	$987,857,281	$461,921,787	$(575,863,263)	$(33,478,116)	$(51,376,499)	$789,061,190	$3,708,326

*	At April 30, 2023, this security was no longer an affiliate of the Fund.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $268,761,925, which represented 6.49% of the Fund’s Net Assets.

(c)	Non-income producing security.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 3.
(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.

Open Forward Foreign Currency Contracts
Settlement		Contract to				Unrealized Appreciation
Date	Counterparty	Deliver		Receive		(Depreciation)
Currency Risk
05/05/2023	State Street Bank & Trust Co.	USD	496,945	NOK	5,280,100	$ (1,438)
05/10/2023	State Street Bank & Trust Co.	USD	5,300,344	EUR	4,799,928	(8,974)
Total Forward Foreign Currency Contracts						$(10,412)

Abbreviations:

EUR – Euro

NOK – Norwegian Krone

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Global Opportunities Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2023

Information Technology	45.15%

Health Care	19.33

Consumer Discretionary	13.63

Industrials	11.73

Consumer Staples	2.78

Communication Services	2.21

Other Sectors, Each Less than 2% of Net Assets	2.02

Money Market Funds Plus Other Assets Less Liabilities	3.15

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Global Opportunities Fund

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $2,718,037,902)	$3,405,115,106

Investments in affiliates, at value (Cost $1,609,215,171)	762,990,190

Cash	4,000,000

Foreign currencies, at value (Cost $93,619)	93,035

Receivable for:
Investments sold	14,106

Fund shares sold	2,418,747

Dividends	7,903,215

Interest	24

Investment for trustee deferred compensation and retirement plans	294,269

Other assets	79,719

Total assets	4,182,908,411

Liabilities:
Other investments:
Unrealized depreciation on forward foreign currency contracts outstanding	10,412

Payable for:
Investments purchased	495,456

Fund shares reacquired	40,401,948

Accrued fees to affiliates	1,954,261

Accrued trustees’ and officers’ fees and benefits	146,196

Accrued other operating expenses	493,645

Trustee deferred compensation and retirement plans	294,269

Total liabilities	43,796,187

Net assets applicable to shares outstanding	$4,139,112,224

Net assets consist of:
Shares of beneficial interest	$4,263,172,446

Distributable earnings (loss)	(124,060,222)

$4,139,112,224

Net Assets:
Class A	$1,972,060,976

Class C	$158,378,201

Class R	$148,048,052

Class Y	$772,450,553

Class R5	$692,828

Class R6	$1,087,481,614

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	43,026,173

Class C	4,293,508

Class R	3,457,924

Class Y	16,354,102

Class R5	14,891

Class R6	22,698,908

Class A:
Net asset value per share	$45.83

Maximum offering price per share (Net asset value of $45.83 ÷ 94.50%)	$48.50

Class C:
Net asset value and offering price per share	$36.89

Class R:
Net asset value and offering price per share	$42.81

Class Y:
Net asset value and offering price per share	$47.23

Class R5:
Net asset value and offering price per share	$46.53

Class R6:
Net asset value and offering price per share	$47.91

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Global Opportunities Fund

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $996,789)	$8,100,101

Dividends from affiliates	3,708,326

Total investment income	11,808,427

Expenses:
Advisory fees	14,802,465

Administrative services fees	315,113

Custodian fees	89,918

Distribution fees:
Class A	2,452,144

Class C	844,863

Class R	376,587

Transfer agent fees - A, C, R and Y	2,465,458

Transfer agent fees - R5	286

Transfer agent fees - R6	178,897

Trustees’ and officers’ fees and benefits	39,536

Registration and filing fees	98,671

Reports to shareholders	281,039

Professional services fees	52,061

Other	42,978

Total expenses	22,040,016

Less: Fees waived and/or expense offset arrangement(s)	(125,690)

Net expenses	21,914,326

Net investment income (loss)	(10,105,899)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	119,042,713

Affiliated investment securities	(51,376,499)

Foreign currencies	(125,283)

Forward foreign currency contracts	37,547

67,578,478

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	420,549,519

Affiliated investment securities	(33,478,116)

Foreign currencies	435,700

Forward foreign currency contracts	(10,412)

387,496,691

Net realized and unrealized gain	455,075,169

Net increase in net assets resulting from operations	$444,969,270

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Global Opportunities Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30,	October 31,
	2023	2022

Operations:
Net investment income (loss)	$(10,105,899)	$(31,046,834)

Net realized gain	67,578,478	36,928,571

Change in net unrealized appreciation (depreciation)	387,496,691	(3,890,928,632)

Net increase (decrease) in net assets resulting from operations	444,969,270	(3,885,046,895)

Distributions to shareholders from distributable earnings:
Class A	–	(194,328,046)

Class C	–	(24,420,772)

Class R	–	(14,273,037)

Class Y	–	(113,074,056)

Class R5	–	(66,097)

Class R6	–	(101,013,872)

Total distributions from distributable earnings	–	(447,175,880)

Share transactions–net:
Class A	(154,645,416)	(164,909,820)

Class C	(23,835,624)	(60,433,988)

Class R	(6,338,175)	521,479

Class Y	(214,073,850)	(468,704,535)

Class R5	(86)	182,418

Class R6	(150,636,630)	46,604,325

Net increase (decrease) in net assets resulting from share transactions	(549,529,781)	(646,740,121)

Net increase (decrease) in net assets	(104,560,511)	(4,978,962,896)

Net assets:
Beginning of period	4,243,672,735	9,222,635,631

End of period	$4,139,112,224	$4,243,672,735

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Global Opportunities Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/23	$41.51	$(0.13)	$ 4.45	$ 4.32	$ -	$45.83	10.41	%(e)	$1,972,061	1.11	%(e)(f)	1.11	%(e)(f)	(0.57	)%(e)(f)	6%
Year ended 10/31/22	79.58	(0.34)	(33.80)	(34.14)	(3.93)	41.51	(44.95	)(e)	1,927,070	1.11	(e)	1.11	(e)	(0.60	)(e)	9
Year ended 10/31/21	68.56	(0.57)	18.59	18.02	(7.00)	79.58	26.83	(e)	3,991,359	1.04	(e)	1.04	(e)	(0.71	)(e)	7
Year ended 10/31/20	57.92	(0.45)	14.86	14.41	(3.77)	68.56	25.88	(e)	3,359,360	1.10	(e)	1.10	(e)	(0.74	)(e)	12
One month ended 10/31/19	56.16	(0.04)	1.80	1.76	-	57.92	3.13		3,099,689	1.09	(f)	1.09	(f)	(0.90	)(f)	3
Year ended 09/30/19	75.01	(0.15)	(13.16)	(13.31)	(5.54)	56.16	(17.48)		3,059,916	1.12		1.12		(0.25)		12
Year ended 09/30/18	61.40	(0.22)	15.42	15.20	(1.59)	75.01	25.09		4,124,481	1.12		1.12		(0.31)		21
Class C
Six months ended 04/30/23	33.54	(0.24)	3.59	3.35	-	36.89	9.99		158,378	1.87	(f)	1.87	(f)	(1.33	)(f)	6
Year ended 10/31/22	65.56	(0.63)	(27.46)	(28.09)	(3.93)	33.54	(45.36)		165,705	1.87		1.87		(1.36)		9
Year ended 10/31/21	57.90	(0.98)	15.64	14.66	(7.00)	65.56	25.89		418,630	1.80		1.80		(1.47)		7
Year ended 10/31/20	49.81	(0.77)	12.63	11.86	(3.77)	57.90	24.91		422,919	1.86		1.86		(1.50)		12
One month ended 10/31/19	48.32	(0.07)	1.56	1.49	-	49.81	3.08		467,908	1.84	(f)	1.84	(f)	(1.65	)(f)	3
Year ended 09/30/19	65.97	(0.52)	(11.59)	(12.11)	(5.54)	48.32	(18.12)		469,174	1.88		1.88		(1.01)		12
Year ended 09/30/18	54.57	(0.67)	13.66	12.99	(1.59)	65.97	24.15		955,893	1.87		1.87		(1.06)		21
Class R
Six months ended 04/30/23	38.83	(0.18)	4.16	3.98	-	42.81	10.25		148,048	1.37	(f)	1.37	(f)	(0.83	)(f)	6
Year ended 10/31/22	74.88	(0.45)	(31.67)	(32.12)	(3.93)	38.83	(45.08)		139,891	1.37		1.37		(0.86)		9
Year ended 10/31/21	65.02	(0.73)	17.59	16.86	(7.00)	74.88	26.49		274,251	1.30		1.30		(0.97)		7
Year ended 10/31/20	55.25	(0.58)	14.12	13.54	(3.77)	65.02	25.53		233,141	1.36		1.36		(1.00)		12
One month ended 10/31/19	53.58	(0.05)	1.72	1.67	-	55.25	3.12		221,803	1.34	(f)	1.34	(f)	(1.15	)(f)	3
Year ended 09/30/19	72.06	(0.28)	(12.66)	(12.94)	(5.54)	53.58	(17.71)		218,747	1.37		1.37		(0.51)		12
Year ended 09/30/18	59.18	(0.39)	14.86	14.47	(1.59)	72.06	24.79		276,790	1.37		1.37		(0.56)		21
Class Y
Six months ended 04/30/23	42.73	(0.08)	4.58	4.50	-	47.23	10.53		772,451	0.87	(f)	0.87	(f)	(0.33	)(f)	6
Year ended 10/31/22	81.60	(0.21)	(34.73)	(34.94)	(3.93)	42.73	(44.81)		892,146	0.87		0.87		(0.36)		9
Year ended 10/31/21	70.00	(0.38)	18.98	18.60	(7.00)	81.60	27.13		2,419,916	0.80		0.80		(0.47)		7
Year ended 10/31/20	58.93	(0.31)	15.15	14.84	(3.77)	70.00	26.18		1,940,275	0.86		0.86		(0.50)		12
One month ended 10/31/19	57.13	(0.03)	1.83	1.80	-	58.93	3.15		2,113,652	0.84	(f)	0.84	(f)	(0.65	)(f)	3
Year ended 09/30/19	76.02	-	(13.35)	(13.35)	(5.54)	57.13	(17.29)		2,120,749	0.87		0.87		(0.01)		12
Year ended 09/30/18	62.05	(0.05)	15.61	15.56	(1.59)	76.02	25.40		3,055,996	0.87		0.87		(0.07)		21
Class R5
Six months ended 04/30/23	42.08	(0.06)	4.51	4.45	-	46.53	10.57		693	0.80	(f)	0.80	(f)	(0.26	)(f)	6
Year ended 10/31/22	80.36	(0.16)	(34.19)	(34.35)	(3.93)	42.08	(44.77)		625	0.80		0.80		(0.29)		9
Year ended 10/31/21	68.95	(0.28)	18.69	18.41	(7.00)	80.36	27.28		1,089	0.68		0.68		(0.35)		7
Year ended 10/31/20	58.01	(0.21)	14.92	14.71	(3.77)	68.95	26.38		12	0.70		0.70		(0.34)		12
One month ended 10/31/19	56.23	(0.02)	1.80	1.78	-	58.01	3.16		10	0.68	(f)	0.68	(f)	(0.50	)(f)	3
Period ended 09/30/19(g)	58.48	0.03	(2.28)	(2.25)	-	56.23	(3.85)		10	0.74	(f)	0.74	(f)	0.12	(f)	12
Class R6
Six months ended 04/30/23	43.32	(0.05)	4.64	4.59	-	47.91	10.60		1,087,482	0.75	(f)	0.75	(f)	(0.21	)(f)	6
Year ended 10/31/22	82.55	(0.13)	(35.17)	(35.30)	(3.93)	43.32	(44.73)		1,118,236	0.73		0.73		(0.22)		9
Year ended 10/31/21	70.67	(0.30)	19.18	18.88	(7.00)	82.55	27.28		2,117,391	0.68		0.68		(0.35)		7
Year ended 10/31/20	59.37	(0.21)	15.28	15.07	(3.77)	70.67	26.39		1,558,563	0.70		0.70		(0.34)		12
One month ended 10/31/19	57.55	(0.02)	1.84	1.82	-	59.37	3.16		1,288,373	0.69	(f)	0.69	(f)	(0.50	)(f)	3
Year ended 09/30/19	76.41	0.09	(13.41)	(13.32)	(5.54)	57.55	(17.16)		1,272,938	0.71		0.71		0.15		12
Year ended 09/30/18	62.26	0.07	15.67	15.74	(1.59)	76.41	25.61		1,403,832	0.71		0.71		0.10		21

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00% for the one month ended October 31, 2019 and the years ended September 30, 2019 and 2018, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)

The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021 and 2020, respectively.

(f)	Annualized.
(g)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco Global Opportunities Fund

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Global Opportunities Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

13	Invesco Global Opportunities Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Foreign Currency Translations - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.

Forward Foreign Currency Contracts - The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or

14	Invesco Global Opportunities Fund

intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $250 million	0.800%

Next $250 million	0.770%

Next $500 million	0.750%

Next $1 billion	0.690%

Next $1.5 billion	0.670%

Next $2.5 billion	0.650%

Next $4 billion	0.630%

Over $10 billion	0.610%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.68%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00%, and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waivers and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expenses on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limit. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $70,567.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2023, IDI advised the Fund that IDI retained $122,070 in front-end sales commissions from the sale of Class A shares and $1,931 and $3,494 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2023, the Fund incurred $24,328 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

15	Invesco Global Opportunities Fund

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Belgium	$26,071,000	$6,020,707	$–	$32,091,707

Denmark	–	149,264,543	–	149,264,543

France	–	42,922,855	–	42,922,855

Germany	–	253,565,998	–	253,565,998

Ireland	5,219,676	40,073,087	–	45,292,763

Italy	–	143,378,103	–	143,378,103

Japan	–	650,498,932	–	650,498,932

Norway	–	130,365,961	–	130,365,961

Sweden	–	348,452,456	–	348,452,456

Switzerland	–	5,078,129	–	5,078,129

United Kingdom	–	584,816,324	20,579,287	605,395,611

United States	1,602,278,771	–	–	1,602,278,771

Money Market Funds	159,519,467	–	–	159,519,467

Total Investments in Securities	1,793,088,914	2,354,437,095	20,579,287	4,168,105,296

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(10,412)	–	(10,412)

Total Investments	$1,793,088,914	$2,354,426,683	$20,579,287	$4,168,094,884

*	Unrealized appreciation (depreciation).

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2023:

Value
Derivative Liabilities	Currency Risk

Unrealized depreciation on forward foreign currency contracts outstanding	$(10,412)

Derivatives not subject to master netting agreements	–

Total Derivative Liabilities subject to master netting agreements	$(10,412)

16	Invesco Global Opportunities Fund

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2023.

	Financial Derivative Liabilities		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

State Street Bank & Trust Co.	$(10,412)	$(10,412)	$–	$–	$(10,412)

Effect of Derivative Investments for the six months ended April 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency
Risk

Realized Gain:
Forward foreign currency contracts	$ 37,547

Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(10,412)

Total	$ 27,135

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts

Average notional value	$4,183,398

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $55,123.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2022.

17	Invesco Global Opportunities Fund

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $252,530,797 and $716,223,047, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,636,793,619

Aggregate unrealized (depreciation) of investments	(1,813,903,821)

Net unrealized appreciation (depreciation) of investments	$(177,110,202)

Cost of investments for tax purposes is $4,345,205,086.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023(a)		October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	1,530,738	$70,440,772	3,254,628	$185,584,018

Class C	216,887	8,068,077	443,106	19,998,680

Class R	217,312	9,312,343	608,409	31,896,957

Class Y	1,663,087	78,551,006	5,028,780	296,706,405

Class R5	676	31,167	4,580	323,793

Class R6	2,404,919	114,946,910	7,776,012	452,950,123

Issued as reinvestment of dividends:
Class A	–	-	2,569,622	182,161,472

Class C	-	-	402,014	23,172,081

Class R	-	-	214,377	14,245,371

Class Y	-	-	1,308,410	95,265,309

Class R5	-	-	906	64,942

Class R6	-	-	1,304,716	96,170,583

Automatic conversion of Class C shares to Class A shares:
Class A	164,184	7,543,930	449,469	25,099,203

Class C	(203,668)	(7,543,930)	(553,670)	(25,099,203)

Reacquired:
Class A	(5,087,571)	(232,630,118)	(10,011,459)	(557,754,513)

Class C	(660,639)	(24,359,771)	(1,736,307)	(78,505,546)

Class R	(362,042)	(15,650,518)	(882,467)	(45,620,849)

Class Y	(6,187,627)	(292,624,856)	(15,114,185)	(860,676,249)

Class R5	(635)	(31,253)	(4,193)	(206,317)

Class R6	(5,521,562)	(265,583,540)	(8,916,516)	(502,516,381)

Net increase (decrease) in share activity	(11,825,941)	$(549,529,781)	(13,853,768)	$(646,740,121)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18	Invesco Global Opportunities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,104.10	$5.79	$1,019.29	$5.56	1.11%
Class C	1,000.00	1,099.90	9.74	1,015.52	9.35	1.87
Class R	1,000.00	1,102.50	7.14	1,018.00	6.85	1.37
Class Y	1,000.00	1,105.30	4.54	1,020.48	4.36	0.87
Class R5	1,000.00	1,105.70	4.18	1,020.83	4.01	0.80
Class R6	1,000.00	1,106.00	3.92	1,021.08	3.76	0.75

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19	Invesco Global Opportunities Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/ corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-GLOPP-SAR-1

Semiannual Report to Shareholders	April 30, 2023

Invesco International Equity Fund

Nasdaq:

A: QIVAX ∎ C: QIVCX ∎ R: QIVNX ∎ Y: QIVYX ∎ R5: INEQX ∎ R6: QIVIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

8	Financial Statements

11	Financial Highlights

12	Notes to Financial Statements

18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	19.36%
Class C Shares	19.04
Class R Shares	19.24
Class Y Shares	19.55
Class R5 Shares	19.60
Class R6 Shares	19.65
MSCI All Country World ex USA Index▼	20.65

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco International Equity Fund

Average Annual Total Returns
As of 4/30/23, including maximum applicable sales charges
Class A Shares
Inception (7/2/90)	5.74%
10 Years	3.24
5 Years	0.26
1 Year	-2.37
Class C Shares
Inception (9/1/93)	5.61%
10 Years	3.20
5 Years	0.65
1 Year	1.58
Class R Shares
Inception (3/1/01)	3.37%
10 Years	3.57
5 Years	1.15
1 Year	3.05
Class Y Shares
Inception (11/13/08)	7.61%
10 Years	4.11
5 Years	1.76
1 Year	3.59
Class R5 Shares
10 Years	3.97%
5 Years	1.70
1 Year	3.49
Class R6 Shares
Inception (3/28/13)	4.70%
10 Years	4.27
5 Years	1.83
1 Year	3.77

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Equity Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Equity Fund. Note: The Fund was subsequently renamed the Invesco International Equity Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco International Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco International Equity Fund

Schedule of Investments

April 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.84%
Australia–1.29%
CSL Ltd.	55,508	$ 11,047,769

Brazil–1.62%
B3 S.A. – Brasil, Bolsa, Balcao	2,914,800	6,825,627

MercadoLibre, Inc.(a)	5,503	7,030,028

		13,855,655

Canada–4.25%
CGI, Inc., Class A(a)	213,427	21,661,695

Magna International, Inc.	127,264	6,635,368

Ritchie Bros. Auctioneers, Inc.	141,056	8,070,754

		36,367,817

China–6.51%
Airtac International Group	333,000	12,085,918

China Mengniu Dairy Co. Ltd.	3,238,000	13,054,537

China Resources Beer Holdings Co. Ltd.	1,476,000	11,407,964

JD.com, Inc., ADR	159,265	5,688,946

Yum China Holdings, Inc.	219,205	13,410,962

		55,648,327

Denmark–3.33%
Carlsberg A/S, Class B	66,454	10,976,610

Novo Nordisk A/S, Class B	104,849	17,490,703

		28,467,313

France–12.68%
Air Liquide S.A.	77,829	14,006,349

Arkema S.A.	92,630	9,187,877

Capgemini SE	42,966	7,842,598

LVMH Moet Hennessy Louis Vuitton SE	23,626	22,703,046

Pernod Ricard S.A.	56,001	12,936,261

Publicis Groupe S.A.	108,884	8,924,366

Schneider Electric SE	110,196	19,252,253

TotalEnergies SE	212,758	13,563,052

		108,415,802

Germany–1.38%
Deutsche Boerse AG	62,147	11,840,597

Hong Kong–3.15%
AIA Group Ltd.	1,242,400	13,556,054

Techtronic Industries Co. Ltd.	1,230,500	13,357,304

		26,913,358

India–3.15%
HDFC Bank Ltd., ADR	317,640	22,171,272

SBI Life Insurance Co. Ltd.(b)	339,412	4,743,184

		26,914,456

Ireland–2.85%
CRH PLC	241,014	11,655,441

Flutter Entertainment PLC(a)	63,294	12,681,930

		24,337,371

Italy–1.95%
FinecoBank Banca Fineco S.p.A.	1,102,018	16,687,338

	Shares	Value

Japan–13.91%
Asahi Group Holdings Ltd.	416,000	$ 16,073,199

FANUC Corp.	446,600	15,129,538

Hoya Corp.	104,100	10,965,727

Keyence Corp.	10,600	4,783,885

Komatsu Ltd.	274,600	6,793,673

Olympus Corp.	908,800	15,897,639
Shimano, Inc.	34,200	5,309,722

SMC Corp.	16,800	8,412,488

Sony Group Corp.	136,400	12,958,078

TIS, Inc.	423,300	11,613,745

Tokyo Electron Ltd.	96,700	11,043,306

		118,981,000

Mexico–2.96%
Wal-Mart de Mexico S.A.B. de C.V., Series V	6,288,000	25,352,046

Netherlands–7.08%
ASML Holding N.V.	21,782	13,868,950

Heineken N.V.	149,854	17,200,415

Shell PLC	373,356	11,486,221

Wolters Kluwer N.V.	135,541	17,962,222

		60,517,808

Singapore–0.65%
United Overseas Bank Ltd.	261,800	5,563,412

South Korea–1.97%
Samsung Electronics Co. Ltd.	341,311	16,815,844

Spain–2.31%
Amadeus IT Group S.A.(a)	280,217	19,714,576

Sweden–6.18%
Investor AB, Class B	1,208,995	25,991,657

Sandvik AB(c)	905,195	18,492,557

Svenska Handelsbanken AB, Class A	945,005	8,358,927

		52,843,141

Switzerland–1.08%
Kuehne + Nagel International AG, Class R	16,768	4,964,218

Logitech International S.A., Class R	72,365	4,274,367

		9,238,585

Taiwan–1.77%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	180,044	15,177,709

United Kingdom–6.33%
Ashtead Group PLC	214,865	12,374,662

DCC PLC	154,549	9,626,704

Reckitt Benckiser Group PLC	228,658	18,492,546

RELX PLC	410,296	13,648,149

		54,142,061

United States–10.44%
Broadcom, Inc.	41,272	25,856,908

Haleon PLC	2,729,916	12,053,108

ICON PLC(a)	91,544	17,639,614

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco International Equity Fund

	Shares	Value

United States–(continued)
Linde PLC	49,544	$18,304,031

Nestle S.A.	120,610	15,463,516

		89,317,177

Total Common Stocks & Other Equity Interests (Cost $744,035,112)		828,159,162

Money Market Funds–1.63%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(d)(e)	5,053,479	5,053,479

Invesco Liquid Assets Portfolio, Institutional Class, 4.92%(d)(e)	3,096,885	3,097,814

Invesco Treasury Portfolio, Institutional Class, 4.77%(d)(e)	5,775,404	5,775,404

Total Money Market Funds (Cost $13,926,247)		13,926,697

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.47% (Cost $757,961,359)		842,085,859

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.12%
Invesco Private Government Fund, 4.83%(d)(e)(f)	5,086,802	$5,086,802

Invesco Private Prime Fund, 4.99%(d)(e)(f)	13,080,348	13,080,348

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,167,150)		18,167,150

TOTAL INVESTMENTS IN SECURITIES–100.59% (Cost $776,128,509)		860,253,009

OTHER ASSETS LESS LIABILITIES–(0.59)%		(5,021,834)

NET ASSETS–100.00%		$855,231,175

Investment Abbreviations:

ADR – American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $4,743,184, which represented less than 1% of the Fund’s Net Assets.

(c)	All or a portion of this security was out on loan at April 30, 2023.
(d)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,233,140	$64,101,003	$(81,280,664)	$-	$-	$5,053,479	$272,912
Invesco Liquid Assets Portfolio, Institutional Class	15,368,690	45,786,431	(58,057,617)	(5,909)	6,219	3,097,814	117,502
Invesco Treasury Portfolio, Institutional Class	25,409,302	73,258,289	(92,892,187)	-	-	5,775,404	199,665
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	30,066,215	(24,979,413)	-	-	5,086,802	26,088*
Invesco Private Prime Fund	-	59,384,554	(46,299,889)	-	(4,317)	13,080,348	66,994*
Total	$63,011,132	$272,596,492	$(303,509,770)	$(5,909)	$1,902	$32,093,847	$683,161

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco International Equity Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2023

Industrials	18.73%

Consumer Staples	17.89

Information Technology	15.55

Financials	13.53

Consumer Discretionary	12.41

Health Care	8.54

Materials	6.22

Energy	2.93

Other Sectors, Each Less than 2% of Net Assets	1.04

Money Market Funds Plus Other Assets Less Liabilities	3.16

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco International Equity Fund

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $744,035,112)*	$828,159,162

Investments in affiliated money market funds, at value (Cost $32,093,397)	32,093,847

Cash	2,500,000

Foreign currencies, at value (Cost $1,065,806)	1,058,964

Receivable for:
Investments sold	4,489,553

Fund shares sold	215,119

Dividends	5,486,270

Interest	46

Investment for trustee deferred compensation and retirement plans	89,613

Other assets	38,667

Total assets	874,131,241

Liabilities:
Payable for:
Fund shares reacquired	274,242

Collateral upon return of securities loaned	18,167,150

Accrued fees to affiliates	228,304

Accrued trustees’ and officers’ fees and benefits	4,716

Accrued other operating expenses	83,070

Trustee deferred compensation and retirement plans	142,584

Total liabilities	18,900,066

Net assets applicable to shares outstanding	$855,231,175

Net assets consist of:
Shares of beneficial interest	$761,905,593

Distributable earnings	93,325,582

$855,231,175

Net Assets:

Class A	$145,510,732

Class C	$8,273,654

Class R	$21,996,849

Class Y	$58,673,687

Class R5	$1,270,498

Class R6	$619,505,755

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	6,646,177

Class C	427,026

Class R	1,018,858

Class Y	2,657,830

Class R5	58,138

Class R6	28,480,615

Class A:
Net asset value per share	$21.89

Maximum offering price per share (Net asset value of $21.89 ÷ 94.50%)	$23.16

Class C:
Net asset value and offering price per share	$19.38

Class R:
Net asset value and offering price per share	$21.59

Class Y:
Net asset value and offering price per share	$22.08

Class R5:
Net asset value and offering price per share	$21.85

Class R6:
Net asset value and offering price per share	$21.75

*	At April 30, 2023, security with a value of $15,996,058 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco International Equity Fund

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $875,334)	$8,429,264

Dividends from affiliated money market funds (includes net securities lending income of $59,637)	649,716

Total investment income	9,078,980

Expenses:
Advisory fees	3,430,970

Administrative services fees	62,455

Custodian fees	29,185

Distribution fees:
Class A	174,914

Class C	40,099

Class R	52,407

Transfer agent fees – A, C, R and Y	230,544

Transfer agent fees – R5	645

Transfer agent fees – R6	95,855

Trustees’ and officers’ fees and benefits	15,836

Registration and filing fees	41,484

Reports to shareholders	14,651

Professional services fees	29,640

Other	13,976

Total expenses	4,232,661

Less: Fees waived and/or expense offset arrangement(s)	(20,983)

Net expenses	4,211,678

Net investment income	4,867,302

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	50,545,430

Affiliated investment securities	1,902

Foreign currencies	(88,639)

Forward foreign currency contracts	272,672

50,731,365

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	101,444,741

Affiliated investment securities	(5,909)

Foreign currencies	299,104

Forward foreign currency contracts	(1,752,083)

99,985,853

Net realized and unrealized gain	150,717,218

Net increase in net assets resulting from operations	$155,584,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco International Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30, 2023	October 31, 2022

Operations:
Net investment income	$4,867,302	$14,541,269

Net realized gain (loss)	50,731,365	(36,606,780)

Change in net unrealized appreciation (depreciation)	99,985,853	(303,910,772)

Net increase (decrease) in net assets resulting from operations	155,584,520	(325,976,283)

Distributions to shareholders from distributable earnings:
Class A	(1,697,573)	(6,721,473)

Class C	(24,626)	(413,159)

Class R	(187,247)	(888,242)

Class Y	(1,025,539)	(4,438,964)

Class R5	(20,664)	(408,095)

Class R6	(11,658,230)	(47,138,761)

Total distributions from distributable earnings	(14,613,879)	(60,008,694)

Share transactions–net:
Class A	(7,218,254)	(2,868,962)

Class C	(364,395)	(2,101,261)

Class R	(452,769)	757,183

Class Y	(12,110,212)	(23,722,741)

Class R5	(76,716)	(8,020,425)

Class R6	(111,122,813)	(241,940,993)

Net increase (decrease) in net assets resulting from share transactions	(131,345,159)	(277,897,199)

Net increase (decrease) in net assets	9,625,482	(663,882,176)

Net assets:
Beginning of period	845,605,693	1,509,487,869

End of period	$855,231,175	$845,605,693

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco International Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/23	$18.56	$0.08	$3.49	$3.57	$(0.24)	$ –	$(0.24)	$21.89	19.36%	$ 145,511	1.28	%(e)	1.29	%(e)	0.82	%(e)	107%
Year ended 10/31/22	25.89	0.20	(6.59)	(6.39)	(0.26)	(0.68)	(0.94)	18.56	(25.52)	129,754	1.24		1.25		0.94		107
Year ended 10/31/21	21.86	0.20	3.95	4.15	(0.12)	–	(0.12)	25.89	19.01	185,393	1.23		1.24		0.76		98
Year ended 10/31/20	20.82	0.08	1.28	1.36	(0.32)	–	(0.32)	21.86	6.57	168,596	1.23		1.28		0.39		69
Eleven months ended 10/31/19	19.44	0.31	1.29	1.60	(0.22)	–	(0.22)	20.82	8.38	181,695	1.22	(e)	1.24	(e)	1.69	(e)	54
Year ended 11/30/18	22.23	0.27	(3.06)	(2.79)	(0.00)	–	(0.00)	19.44	(12.55)	189,130	1.23		1.24		1.23		85
Year ended 11/30/17	17.40	0.18	5.00	5.18	(0.35)	–	(0.35)	22.23	30.33	222,358	1.27		1.28		0.92		83
Class C
Six months ended 04/30/23	16.33	0.01	3.09	3.10	(0.05)	–	(0.05)	19.38	19.04	8,274	2.03	(e)	2.04	(e)	0.07	(e)	107
Year ended 10/31/22	22.87	0.04	(5.83)	(5.79)	(0.07)	(0.68)	(0.75)	16.33	(26.11)	7,308	1.99		2.00		0.19		107
Year ended 10/31/21	19.36	0.00	3.51	3.51	–	–	–	22.87	18.13	12,844	1.98		1.99		0.01		98
Year ended 10/31/20	18.45	(0.07)	1.14	1.07	(0.16)	–	(0.16)	19.36	5.81	15,113	1.98		2.03		(0.36)		69
Eleven months ended 10/31/19	17.23	0.15	1.15	1.30	(0.08)	–	(0.08)	18.45	7.59	20,057	1.98	(e)	1.99	(e)	0.93	(e)	54
Year ended 11/30/18	19.84	0.09	(2.70)	(2.61)	–	–	–	17.23	(13.20)	34,738	1.98		1.99		0.48		85
Year ended 11/30/17	15.56	0.03	4.47	4.50	(0.22)	–	(0.22)	19.84	29.42	40,178	2.03		2.04		0.19		83
Class R
Six months ended 04/30/23	18.27	0.06	3.44	3.50	(0.18)	–	(0.18)	21.59	19.24	21,997	1.53	(e)	1.54(	e)	0.57	(e)	107
Year ended 10/31/22	25.50	0.15	(6.50)	(6.35)	(0.20)	(0.68)	(0.88)	18.27	(25.71)	19,005	1.49		1.50		0.69		107
Year ended 10/31/21	21.53	0.13	3.91	4.04	(0.07)	–	(0.07)	25.50	18.77	25,742	1.48		1.49		0.51		98
Year ended 10/31/20	20.52	0.03	1.25	1.28	(0.27)	–	(0.27)	21.53	6.27	20,619	1.48		1.53		0.14		69
Eleven months ended 10/31/19	19.18	0.26	1.27	1.53	(0.19)	–	(0.19)	20.52	8.10	20,044	1.47	(e)	1.49	(e)	1.44	(e)	54
Year ended 11/30/18	21.98	0.21	(3.01)	(2.80)	–	–	–	19.18	(12.74)	17,112	1.48		1.49		0.98		85
Year ended 11/30/17	17.21	0.13	4.94	5.07	(0.30)	–	(0.30)	21.98	29.99	13,223	1.52		1.53		0.65		83
Class Y
Six months ended 04/30/23	18.76	0.11	3.53	3.64	(0.32)	–	(0.32)	22.08	19.55	58,674	1.03	(e)	1.04	(e)	1.07	(e)	107
Year ended 10/31/22	26.19	0.28	(6.66)	(6.38)	(0.37)	(0.68)	(1.05)	18.76	(25.30)	61,061	0.93		1.00		1.25		107
Year ended 10/31/21	22.10	0.30	3.99	4.29	(0.20)	–	(0.20)	26.19	19.48	111,226	0.85		0.99		1.14		98
Year ended 10/31/20	21.04	0.16	1.29	1.45	(0.39)	–	(0.39)	22.10	6.94	75,777	0.85		1.03		0.77		69
Eleven months ended 10/31/19	19.67	0.38	1.30	1.68	(0.31)	–	(0.31)	21.04	8.73	74,540	0.84	(e)	0.99	(e)	2.06	(e)	54
Year ended 11/30/18	22.46	0.35	(3.07)	(2.72)	(0.07)	–	(0.07)	19.67	(12.16)	138,750	0.85		1.00		1.63		85
Year ended 11/30/17	17.59	0.21	5.06	5.27	(0.40)	–	(0.40)	22.46	30.63	57,166	1.02		1.03		1.01		83
Class R5
Six months ended 04/30/23	18.57	0.12	3.49	3.61	(0.33)	–	(0.33)	21.85	19.60	1,270	0.94	(e)	0.94	(e)	1.16	(e)	107
Year ended 10/31/22	25.98	0.31	(6.66)	(6.35)	(0.38)	(0.68)	(1.06)	18.57	(25.40)	1,141	0.90		0.91		1.28		107
Year ended 10/31/21	21.92	0.31	3.97	4.28	(0.22)	–	(0.22)	25.98	19.56	10,186	0.81		0.81		1.18		98
Year ended 10/31/20	20.86	0.17	1.29	1.46	(0.40)	–	(0.40)	21.92	7.04	11	0.79		0.79		0.83		69
Period ended 10/31/19(f)	19.31	0.18	1.37	1.55	–	–	–	20.86	8.03	11	0.82	(e)	0.82	(e)	2.09	(e)	54
Class R6
Six months ended 04/30/23	18.50	0.13	3.48	3.61	(0.36)	–	(0.36)	21.75	19.65	619,506	0.87	(e)	0.87	(e)	1.23	(e)	107
Year ended 10/31/22	25.83	0.30	(6.57)	(6.27)	(0.38)	(0.68)	(1.06)	18.50	(25.22)	627,336	0.81		0.84		1.37		107
Year ended 10/31/21	21.80	0.31	3.94	4.25	(0.22)	–	(0.22)	25.83	19.54	1,164,098	0.80		0.81		1.19		98
Year ended 10/31/20	20.75	0.17	1.28	1.45	(0.40)	–	(0.40)	21.80	7.04	1,051,915	0.79		0.79		0.83		69
Eleven months ended 10/31/19	19.40	0.38	1.29	1.67	(0.32)	–	(0.32)	20.75	8.77	1,516,446	0.79	(e)	0.80	(e)	2.11	(e)	54
Year ended 11/30/18	22.17	0.35	(3.03)	(2.68)	(0.09)	–	(0.09)	19.40	(12.20)	1,566,488	0.81		0.82		1.65		85
Year ended 11/30/17	17.36	0.23	5.01	5.24	(0.43)	–	(0.43)	22.17	30.96	1,505,578	0.83		0.83		1.17		83

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)

Does not include indirect expenses from affiliated fund fees and expenses of 0.01%, 0.01% and 0.00% for the eleven months ended October 31, 2019 and the years ended November 30, 2018 and 2017, respectively.

(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco International Equity Fund

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

12	Invesco International Equity Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner

13	Invesco International Equity Fund

consistent with the federal securities laws. For the six months ended April 30, 2023, the Fund paid the Adviser $1,209 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Other Risks – Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

First $500 million	0.850%

Next $500 million	0.750%

Next $1 billion	0.700%

Next $3 billion	0.670%

Over $5 billion	0.650%

*	The advisory fee payable by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with Invesco.

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.79%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expenses limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $13,602.

14	Invesco International Equity Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2023, IDI advised the Fund that IDI retained $8,589 in front-end sales commissions from the sale of Class A shares and $0 and $28 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2023, the Fund incurred $25,418 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$11,047,769	$–	$11,047,769

Brazil	13,855,655	–	–	13,855,655

Canada	36,367,817	–	–	36,367,817

China	19,099,908	36,548,419	–	55,648,327

Denmark	–	28,467,313	–	28,467,313

France	–	108,415,802	–	108,415,802

Germany	–	11,840,597	–	11,840,597

Hong Kong	–	26,913,358	–	26,913,358

India	22,171,272	4,743,184	–	26,914,456

Ireland	–	24,337,371	–	24,337,371

Italy	–	16,687,338	–	16,687,338

Japan	–	118,981,000	–	118,981,000

Mexico	25,352,046	–	–	25,352,046

Netherlands	–	60,517,808	–	60,517,808

Singapore	–	5,563,412	–	5,563,412

South Korea	–	16,815,844	–	16,815,844

Spain	–	19,714,576	–	19,714,576

Sweden	–	52,843,141	–	52,843,141

Switzerland	–	9,238,585	–	9,238,585

Taiwan	15,177,709	–	–	15,177,709

United Kingdom	–	54,142,061	–	54,142,061

15	Invesco International Equity Fund

	Level 1	Level 2	Level 3	Total

United States	$61,800,553	$27,516,624	$–	$89,317,177

Money Market Funds	13,926,697	18,167,150	–	32,093,847

Total Investments	$207,751,657	$652,501,352	$–	$860,253,009

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Currency Risk
Realized Gain:
Forward foreign currency contracts	$272,672
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(1,752,083)
Total	$(1,479,411)

The table below summarizes the average notional value of derivatives held during the period.

Forward Foreign Currency Contracts

Average notional value	$138,360,664

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $7,381.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP.

Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$28,176,585	$–	$28,176,585

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

16	Invesco International Equity Fund

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $897,346,580 and $1,001,336,216, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$86,103,386

Aggregate unrealized (depreciation) of investments	(17,099,972)

Net unrealized appreciation of investments	$69,003,414

Cost of investments for tax purposes is $791,249,595.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023(a)		October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	336,270	$7,002,225	667,211	$14,824,517

Class C	65,793	1,209,607	111,111	2,168,456

Class R	82,102	1,684,098	218,075	4,778,953

Class Y	394,841	8,307,425	1,028,414	22,747,516

Class R5	3,427	71,597	25,425	590,844

Class R6	395,415	7,939,390	1,825,410	38,772,438

Issued as reinvestment of dividends:
Class A	75,791	1,543,107	255,259	6,167,058

Class C	1,299	23,470	18,392	393,769

Class R	9,316	187,150	37,246	887,583

Class Y	40,248	825,478	158,917	3,871,221

Class R5	1,009	20,491	16,883	407,548

Class R6	559,303	11,297,926	1,950,446	46,810,697

Automatic conversion of Class C shares to Class A shares:
Class A	30,307	633,458	53,539	1,154,723

Class C	(34,227)	(633,458)	(60,624)	(1,154,723)

Reacquired:
Class A	(788,794)	(16,397,044)	(1,143,138)	(25,015,260)

Class C	(53,250)	(964,014)	(183,015)	(3,508,763)

Class R	(112,968)	(2,324,017)	(224,318)	(4,909,353)

Class Y	(1,032,715)	(21,243,115)	(2,178,216)	(50,341,478)

Class R5	(7,758)	(168,804)	(372,941)	(9,018,817)

Class R6	(6,381,623)	(130,360,129)	(14,927,331)	(327,524,128)

Net increase (decrease) in share activity	(6,416,214)	$(131,345,159)	(12,723,255)	$(277,897,199)

(a)	68% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 11–Significant Event

At the meeting held March 16, 2023, the Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco EQV International Equity Fund (the “Acquiring Fund”).

The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about July 12, 2023. The reorganization is expected to be consummated at the close of business on or about July 28, 2023. Upon closing of the reorganization, shareholders of the Fund will receive shares of the Acquiring Fund in exchange for their shares of the Fund, and the Fund will liquidate and cease operations.

17	Invesco International Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,193.60	$6.96	$1,018.45	$6.41	1.28%
Class C	1,000.00	1,190.40	11.02	1,014.73	10.14	2.03
Class R	1,000.00	1,192.40	8.32	1,017.21	7.65	1.53
Class Y	1,000.00	1,195.50	5.61	1,019.69	5.16	1.03
Class R5	1,000.00	1,196.00	5.12	1,020.13	4.71	0.94
Class R6	1,000.00	1,196.50	4.74	1,020.48	4.36	0.87

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18	Invesco International Equity Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at

invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-IEQ-SAR-1

Semiannual Report to Shareholders	April 30, 2023

Invesco International Select Equity Fund

Nasdaq:

A: IZIAX ∎ C: IZICX ∎ R: IZIRX ∎ Y: IZIYX ∎ R5: IZIFX ∎ R6: IZISX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

7	Financial Statements

10	Financial Highlights

11	Notes to Financial Statements

17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	23.82%
Class C Shares	23.40
Class R Shares	23.67
Class Y Shares	23.94
Class R5 Shares	24.09
Class R6 Shares	23.97
MSCI All Country World ex USA Index▼ (Broad Market Index)	20.65
MSCI All Country World ex U.S. Growth Index▼ (Style-Specific Index)	21.44
Lipper International Multi-Cap Growth Funds Index∎ (Peer Group Index)	21.42

Source(s): ▼RIMES Technologies Corp.; ∎Lipper Inc.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The MSCI All Country World ex U.S. Growth Index is an unmanaged index considered representative of growth stocks across developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Lipper International Multi-Cap Growth Funds Index is an unmanaged index considered representative of international multi-cap growth funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco International Select Equity Fund

Average Annual Total Returns
As of 4/30/23, including maximum applicable sales charges

Class A Shares
Inception (12/21/15)	2.78%
5 Years	-2.07
1 Year	-5.05

Class C Shares
Inception (12/21/15)	2.81%
5 Years	-1.69
1 Year	-1.20

Class R Shares
Inception (12/21/15)	3.31%
5 Years	-1.19
1 Year	0.24

Class Y Shares
Inception (12/21/15)	3.83%
5 Years	-0.70
1 Year	0.76

Class R5 Shares
Inception (12/21/15)	3.83%
5 Years	-0.70
1 Year	0.76

Class R6 Shares
Inception (12/21/15)	3.82%
5 Years	-0.72
1 Year	0.66

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco International Select Equity Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:
∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco International Select Equity Fund

Schedule of Investments

April 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.44%
Australia–2.81%
CSL Ltd.	854	$169,972

James Hardie Industries PLC, CDI	4,527	100,934

		270,906

Canada–4.61%
Alimentation Couche-Tard, Inc.	4,621	230,632

Dollarama, Inc.	3,443	213,261

		443,893

China–0.27%
Alibaba Group Holding Ltd.(a)	2,500	26,223

Denmark–4.68%
Novo Nordisk A/S, Class B	2,700	450,409

Finland–0.59%
Enento Group OYJ(b)	2,794	57,195

France–18.25%
Airbus SE	1,299	182,351

Capgemini SE	380	69,362

Dassault Systemes SE	1,705	69,269

Edenred	2,401	156,150

EssilorLuxottica S.A.	523	103,385

Hermes International	194	420,968

Kering S.A.	99	63,363

L’Oreal S.A.	341	162,749

LVMH Moet Hennessy Louis Vuitton SE	378	363,233

Sartorius Stedim Biotech	429	115,142

Schneider Electric SE	290	50,666

		1,756,638

Germany–5.20%
AIXTRON SE	1,406	39,707

CTS Eventim AG & Co. KGaA(a)	2,692	176,793

HelloFresh SE(a)	1,828	48,895

SAP SE	346	46,869

Siemens AG	319	52,335

Siemens Healthineers AG(b)	2,184	135,834

		500,433

India–3.63%
Dr Lal PathLabs Ltd.(b)	2,904	69,403

Reliance Industries Ltd.	9,431	279,776

		349,179

Ireland–2.62%
Flutter Entertainment PLC(a)	1,258	252,060

Italy–2.19%
Davide Campari-Milano N.V.	16,392	211,237

Japan–7.59%
Benefit One, Inc.	2,500	34,493

Daikin Industries Ltd.	1,000	181,933

Hitachi Ltd.	1,600	88,780

Hoya Corp.	900	94,805

	Shares	Value

Japan–(continued)
Keyence Corp.	400	$180,524

Kobe Bussan Co. Ltd.	3,500	97,993

Nihon M&A Center Holdings, Inc.	6,900	52,566

		731,094

Netherlands–5.36%
Aalberts N.V.	1,773	81,756

Adyen N.V.(a)(b)	59	94,485

ASM International N.V.	108	39,343

ASML Holding N.V.	367	233,675

Universal Music Group N.V.	3,033	66,344

		515,603

New Zealand–0.48%
Xero Ltd.(a)	740	45,927

Spain–2.13%
Amadeus IT Group S.A.(a)	2,921	205,506

Sweden–4.71%
Atlas Copco AB, Class A	13,029	188,637

Epiroc AB, Class A	13,230	264,803

		453,440

Switzerland–4.01%
Barry Callebaut AG	22	46,949

Lonza Group AG	125	77,798

Sika AG	654	179,839

VAT Group AG(b)	232	81,849

		386,435

Taiwan–1.02%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	98,397

United Kingdom–20.40%
Abcam PLC, ADR(a)	2,657	43,283

Ashtead Group PLC	518	29,833

Auto Trader Group PLC(b)	14,792	118,392

Britvic PLC	10,898	125,317

Compass Group PLC	10,190	268,604

ConvaTec Group PLC(b)	25,888	71,553

Entain PLC	5,547	100,982

JD Sports Fashion PLC	55,459	112,586

Legal & General Group PLC	26,970	79,649

London Stock Exchange Group PLC	2,365	247,949

Next PLC	2,183	185,065

Ocado Group PLC(a)	4,215	26,896

Rentokil Initial PLC	26,773	212,921

Rightmove PLC	15,488	112,105

RS GROUP PLC	7,937	92,143

Trainline PLC(a)(b)	43,462	136,386

		1,963,664

United States–6.89%
EPAM Systems, Inc.(a)	614	173,418

Experian PLC	965	34,099

Ferguson PLC	1,118	157,544

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco International Select Equity Fund

	Shares	Value

United States–(continued)
Medtronic PLC	694	$63,119

ResMed, Inc.	976	235,177

		663,357

TOTAL INVESTMENTS IN SECURITIES–97.44% (Cost $8,613,026)		9,381,596

OTHER ASSETS LESS LIABILITIES–2.56%		246,386

NET ASSETS–100.00%		$9,627,982

Investment Abbreviations:

ADR	– American Depositary Receipt
CDI	– CREST Depository Interest

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $765,097, which represented 7.95% of the Fund’s Net Assets.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio	$ 699,519	$18,086,700	$(18,786,219)	$-	$-	$-	$21,879
Invesco Liquid Assets Portfolio, Institutional Class	500,008	12,919,071	(13,419,617)	(56)	594	-	14,547
Invesco Treasury Portfolio, Institutional Class	799,451	20,670,514	(21,469,965)	-	-	-	22,269
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	803,707	2,415,402	(3,219,109)	-	-	-	3,006*
Invesco Private Prime Fund	2,066,141	3,677,597	(5,744,201)	(12)	475	-	9,078*
Total	$4,868,826	$57,769,284	$(62,639,111)	$(68)	$1,069	$-	$70,779

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2023

Consumer Discretionary	24.39%

Industrials	19.15

Health Care	16.93

Information Technology	10.35

Consumer Staples	9.87

Financials	6.00

Communication Services	4.92

Materials	2.92

Energy	2.91

Money Market Funds Plus Other Assets Less Liabilities	2.56

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco International Select Equity Fund

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $8,613,026)	$9,381,596

Foreign currencies, at value (Cost $648,303)	644,763

Receivable for:
Investments sold	90,386

Fund shares sold	8,426

Dividends	83,444

Investment for trustee deferred compensation and retirement plans	23,607

Other assets	57,908

Total assets	10,290,130

Liabilities:
Payable for:
Investments purchased	158,874

Fund shares reacquired	2,373

Amount due custodian	424,756

Accrued fees to affiliates	7,137

Accrued other operating expenses	45,401

Trustee deferred compensation and retirement plans	23,607

Total liabilities	662,148

Net assets applicable to shares outstanding	$9,627,982

Net assets consist of:
Shares of beneficial interest	$76,723,109

Distributable earnings (loss)	(67,095,127)

$9,627,982

Net Assets:
Class A	$6,215,267

Class C	$538,883

Class R	$788,991

Class Y	$2,069,679

Class R5	$7,575

Class R6	$7,587

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	614,100

Class C	54,952

Class R	78,734

Class Y	204,151

Class R5	747

Class R6	749

Class A:
Net asset value per share	$10.12

Maximum offering price per share (Net asset value of $10.12 ÷ 94.50%)	$10.71

Class C:
Net asset value and offering price per share	$9.81

Class R:
Net asset value and offering price per share	$10.02

Class Y:
Net asset value and offering price per share	$10.14

Class R5:
Net asset value and offering price per share	$10.14

Class R6:
Net asset value and offering price per share	$10.13

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco International Select Equity Fund

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $35,786)	$421,022

Dividends from affiliated money market funds (includes net securities lending income of $4,226)	62,921

Total investment income	483,943

Expenses:
Advisory fees	581,197

Administrative services fees	8,253

Custodian fees	12,544

Distribution fees:
Class A	7,139

Class C	2,580

Class R	1,603

Transfer agent fees – A, C, R and Y	13,916

Transfer agent fees – R5	1

Transfer agent fees – R6	18,076

Trustees’ and officers’ fees and benefits	6,682

Registration and filing fees	39,474

Reports to shareholders	6,429

Professional services fees	27,705

Other	7,609

Total expenses	733,208

Less: Fees waived, expenses reimbursed and/or expense offset arrangement(s)	(129,459)

Net expenses	603,749

Net investment income (loss)	(119,806)

Realized and unrealized gain (loss) from:
Net realized gain from:
Unaffiliated investment securities	903,544

Affiliated investment securities	1,069

Foreign currencies	199,326

1,103,939

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities	21,296,883

Affiliated investment securities	(68)

Foreign currencies	94,769

21,391,584

Net realized and unrealized gain	22,495,523

Net increase in net assets resulting from operations	$22,375,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco International Select Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30, 2023	October 31, 2022

Operations:

Net investment income (loss)	$(119,806)	$1,912,303

Net realized gain (loss)	1,103,939	(64,658,283)

Change in net unrealized appreciation (depreciation)	21,391,584	(48,186,943)

Net increase (decrease) in net assets resulting from operations	22,375,717	(110,932,923)

Distributions to shareholders from distributable earnings:

Class A	(32,868)	(280,283)

Class C	–	(16,203)

Class R	(2,077)	(14,844)

Class Y	(26,168)	(239,531)

Class R5	(68)	(252)

Class R6	(1,461,375)	(7,624,228)

Total distributions from distributable earnings	(1,522,556)	(8,175,341)

Share transactions–net:

Class A	240,193	(3,484,133)

Class C	(24,588)	26,452

Class R	149,366	151,176

Class Y	(796,906)	(3,944,180)

Class R6	(151,033,278)	(55,253,516)

Net increase (decrease) in net assets resulting from share transactions	(151,465,213)	(62,504,201)

Net increase (decrease) in net assets	(130,612,052)	(181,612,465)

Net assets:

Beginning of period	140,240,034	321,852,499

End of period	$9,627,982	$140,240,034

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco International Select Equity Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/23	$ 8.22	$(0.02)		$ 1.97	$ 1.95	$(0.05)	$ –	$(0.05)	$10.12	23.82%	$ 6,215	1.21	%(d)	1.66	%(d)	(0.43	)%(d)	146%
Year ended 10/31/22	13.63	0.07	(e)	(5.18)	(5.11)	(0.01)	(0.29)	(0.30)	8.22	(38.28)	4,874	1.17		1.51		0.60	(e)	53
Year ended 10/31/21	13.54	0.05		0.04 (f)	0.09	–	–	–	13.63	0.66	13,189	1.12		1.48		0.30		45
Year ended 10/31/20	11.49	(0.05)		2.33	2.28	(0.23)	–	(0.23)	13.54	20.15	10,027	1.12		1.60		(0.41)		59
Year ended 10/31/19	10.52	0.22	(e)	1.42	1.64	(0.07)	(0.60)	(0.67)	11.49	16.99	5,852	1.11		1.60		2.06	(e)	35
Year ended 10/31/18	13.01	0.09		(1.51)	(1.42)	(0.10)	(0.97)	(1.07)	10.52	(11.93)	4,333	1.11		1.62		0.72		46
Class C
Six months ended 04/30/23	7.95	(0.05)		1.91	1.86	–	–	–	9.81	23.40	539	1.96	(d)	2.41	(d)	(1.18	)(d)	146
Year ended 10/31/22	13.28	(0.02	)(e)	(5.02)	(5.04)	–	(0.29)	(0.29)	7.95	(38.72)	460	1.92		2.26		(0.15	)(e)	53
Year ended 10/31/21	13.28	(0.07)		0.07 (f)	0.00	–	–	–	13.28	0.00	745	1.87		2.23		(0.45)		45
Year ended 10/31/20	11.28	(0.13)		2.28	2.15	(0.15)	–	(0.15)	13.28	19.22	792	1.87		2.35		(1.16)		59
Year ended 10/31/19	10.35	0.14	(e)	1.39	1.53	–	(0.60)	(0.60)	11.28	16.03	811	1.86		2.35		1.31	(e)	35
Year ended 10/31/18	12.86	(0.00)		(1.48)	(1.48)	(0.06)	(0.97)	(1.03)	10.35	(12.55)	1,192	1.86		2.37		(0.03)		46
Class R
Six months ended 04/30/23	8.13	(0.03)		1.95	1.92	(0.03)	–	(0.03)	10.02	23.67	789	1.46	(d)	1.91	(d)	(0.68	)(d)	146
Year ended 10/31/22	13.50	0.04	(e)	(5.12)	(5.08)	–	(0.29)	(0.29)	8.13	(38.38)	515	1.42		1.76		0.35	(e)	53
Year ended 10/31/21	13.44	0.01		0.05 (f)	0.06	–	–	–	13.50	0.45	665	1.37		1.73		0.05		45
Year ended 10/31/20	11.41	(0.08)		2.32	2.24	(0.21)	–	(0.21)	13.44	19.85	290	1.37		1.85		(0.66)		59
Year ended 10/31/19	10.46	0.19	(e)	1.40	1.59	(0.04)	(0.60)	(0.64)	11.41	16.60	227	1.36		1.85		1.81	(e)	35
Year ended 10/31/18	12.95	0.06		(1.49)	(1.43)	(0.09)	(0.97)	(1.06)	10.46	(12.09)	89	1.36		1.87		0.47		46
Class Y
Six months ended 04/30/23	8.26	(0.01)		1.98	1.97	(0.09)	–	(0.09)	10.14	23.94	2,070	0.96	(d)	1.41	(d)	(0.18	)(d)	146
Year ended 10/31/22	13.69	0.10	(e)	(5.19)	(5.09)	(0.05)	(0.29)	(0.34)	8.26	(38.03)	2,399	0.92		1.26		0.85	(e)	53
Year ended 10/31/21	13.57	0.08		0.04 (f)	0.12	–	–	–	13.69	0.88	9,434	0.87		1.23		0.55		45
Year ended 10/31/20	11.51	(0.02)		2.34	2.32	(0.26)	–	(0.26)	13.57	20.46	3,926	0.87		1.35		(0.16)		59
Year ended 10/31/19	10.56	0.25	(e)	1.41	1.66	(0.11)	(0.60)	(0.71)	11.51	17.24	3,299	0.86		1.35		2.31	(e)	35
Year ended 10/31/18	13.04	0.12		(1.51)	(1.39)	(0.12)	(0.97)	(1.09)	10.56	(11.68)	8,594	0.86		1.37		0.97		46
Class R5
Six months ended 04/30/23	8.25	(0.01)		1.99	1.98	(0.09)	–	(0.09)	10.14	24.09	8	0.96	(d)	1.14	(d)	(0.18	)(d)	146
Year ended 10/31/22	13.69	0.09	(e)	(5.19)	(5.10)	(0.05)	(0.29)	(0.34)	8.25	(38.10)	6	0.92		1.09		0.85	(e)	53
Year ended 10/31/21	13.57	0.08		0.04 (f)	0.12	–	–	–	13.69	0.88	10	0.87		1.05		0.55		45
Year ended 10/31/20	11.51	(0.02)		2.34	2.32	(0.26)	–	(0.26)	13.57	20.46	14	0.87		1.12		(0.16)		59
Year ended 10/31/19	10.56	0.25	(e)	1.41	1.66	(0.11)	(0.60)	(0.71)	11.51	17.23	12	0.86		1.14		2.31	(e)	35
Year ended 10/31/18	13.04	0.12		(1.51)	(1.39)	(0.12)	(0.97)	(1.09)	10.56	(11.68)	11	0.86		1.19		0.97		46
Class R6
Six months ended 04/30/23	8.25	(0.01)		1.98	1.97	(0.09)	–	(0.09)	10.13	23.97	8	0.96	(d)	1.14	(d)	(0.18	)(d)	146
Year ended 10/31/22	13.69	0.09	(e)	(5.19)	(5.10)	(0.05)	(0.29)	(0.34)	8.25	(38.10)	131,987	0.92		1.09		0.85	(e)	53
Year ended 10/31/21	13.56	0.08		0.05 (f)	0.13	–	–	–	13.69	0.96	297,809	0.87		1.05		0.55		45
Year ended 10/31/20	11.51	(0.02)		2.33	2.31	(0.26)	–	(0.26)	13.56	20.37	197,521	0.87		1.12		(0.16)		59
Year ended 10/31/19	10.56	0.25	(e)	1.41	1.66	(0.11)	(0.60)	(0.71)	11.51	17.24	111,252	0.86		1.14		2.31	(e)	35
Year ended 10/31/18	13.03	0.12		(1.50)	(1.38)	(0.12)	(0.97)	(1.09)	10.56	(11.61)	103,172	0.86		1.19		0.97		46

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.
(e)

Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during year ended October 31, 2022. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.04 and 0.35%, $(0.05) and (0.40)%, $0.01 and 0.10%, $0.07 and 0.60%, $0.06 and 0.60%, and $0.06 and 0.60% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets includes significant dividends received during year ended October 31, 2019. Net investment income (loss) per share and the ratio of net investment income (loss) to average net assets excluding the significant dividends are $0.06 and 0.57%, $(0.02) and (0.18)%, $0.03 and 0.32%, $0.09 and 0.82%, $0.09 and 0.82%, and $0.09 and 0.82% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

(f)

Net gains (losses) on securities (both realized and unrealized) per share may not correlate with the Fund’s net realized and unrealized gain (loss) due to timing of shareholder transactions in relation to the fluctuating market values of the Fund’s investments.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco International Select Equity Fund

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Select Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. The Fund is classified as non-diversified. The Fund’s classification changed from diversified to non-diversified during the period. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

11	Invesco International Select Equity Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders.

Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2023, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

12	Invesco International Select Equity Fund

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Other Risks - The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

Active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.93%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2024, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.21%, 1.96%, 1.46%, 0.96%, 0.96% and 0.96%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limit, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $96,940 and reimbursed class level expenses of $8,494, $772, $947, $3,704, $1 and $18,076 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

13	Invesco International Select Equity Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2023, IDI advised the Fund that IDI retained $1,258 in front-end sales commissions from the sale of Class A shares and $0 and $0 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2023, the Fund incurred $308 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$270,906	$–	$270,906

Canada	443,893	–	–	443,893

China	–	26,223	–	26,223

Denmark	–	450,409	–	450,409

Finland	–	57,195	–	57,195

France	–	1,756,638	–	1,756,638

Germany	–	500,433	–	500,433

India	–	349,179	–	349,179

Ireland	–	252,060	–	252,060

Italy	–	211,237	–	211,237

Japan	–	731,094	–	731,094

Netherlands	–	515,603	–	515,603

New Zealand	–	45,927	–	45,927

Spain	–	205,506	–	205,506

Sweden	–	453,440	–	453,440

Switzerland	–	386,435	–	386,435

Taiwan	–	98,397	–	98,397

United Kingdom	43,283	1,920,381	–	1,963,664

United States	471,714	191,643	–	663,357

Total Investments	$958,890	$8,422,706	$–	$9,381,596

NOTE 4–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $525.

14	Invesco International Select Equity Fund

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$40,045,671	$23,729,119	$63,774,790

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $161,586,591 and $311,043,990, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$844,034

Aggregate unrealized (depreciation) of investments	(5,086,479)

Net unrealized appreciation (depreciation) of investments	$(4,242,445)

Cost of investments for tax purposes is $13,624,041.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023(a)		October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	94,838	$936,525	247,383	$3,072,292

Class C	5,822	56,168	12,236	126,233

Class R	18,761	180,407	35,831	382,821

Class Y	16,190	162,831	206,773	2,298,927

Class R6	238,857	2,200,122	3,524,004	41,546,237

Issued as reinvestment of dividends:
Class A	3,378	32,189	21,471	266,450

Class C	–	–	1,328	16,033

Class R	220	2,077	1,208	14,844

Class Y	2,609	24,863	17,759	220,741

Class R6	153,338	1,461,307	613,847	7,623,976

Automatic conversion of Class C shares to Class A shares:
Class A	4,354	41,645	3,853	39,931

Class C	(4,488)	(41,645)	(3,970)	(39,931)

15	Invesco International Select Equity Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023(a)		October 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(81,181)	$(770,166)	(647,961)	$(6,862,806)

Class C	(4,226)	(39,111)	(7,850)	(75,883)

Class R	(3,550)	(33,118)	(22,987)	(246,489)

Class Y	(105,224)	(984,600)	(622,880)	(6,463,848)

Class R6	(16,383,998)	(154,694,707)	(9,898,925)	(104,423,729)

Net increase (decrease) in share activity	(16,044,300)	$(151,465,213)	(6,518,880)	$(62,504,201)

(a)

There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 37% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

NOTE 10–Subsequent Event

At a meeting held June 12-14, 2023, the Board of Trustees approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will close to investments by new accounts after the close of business on July 14, 2023. The Fund will liquidate on or about September 21, 2023.

16	Invesco International Select Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/23)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,238.20	$6.71	$1,018.79	$6.06	1.21%
Class C	1,000.00	1,234.00	10.86	1,015.08	9.79	1.96
Class R	1,000.00	1,236.70	8.10	1,017.55	7.30	1.46
Class Y	1,000.00	1,239.40	5.33	1,020.03	4.81	0.96
Class R5	1,000.00	1,240.90	5.33	1,020.03	4.81	0.96
Class R6	1,000.00	1,239.70	5.33	1,020.03	4.81	0.96

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17	Invesco International Select Equity Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	ICO-SAR-1

Semiannual Report to Shareholders	April 30, 2023

Invesco International Small-Mid Company Fund

Nasdaq:

A: OSMAX ∎ C: OSMCX ∎ R: OSMNX ∎ Y: OSMYX ∎ R5: INSLX ∎ R6: OSCIX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

9	Financial Statements

12	Financial Highlights

13	Notes to Financial Statements

20	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	18.14%
Class C Shares	17.68
Class R Shares	17.95
Class Y Shares	18.28
Class R5 Shares	18.35
Class R6 Shares	18.32
MSCI All Country World ex USA SMID Cap Index▼	18.06
MSCI All Country World ex USA Small Cap Index▼	16.59

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA SMID Cap Index is designed to measure the equity market performance of small- and mid-cap developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The MSCI All Country World ex USA Small Cap Index represents the performance of small-cap stocks in developed and emerging markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco International Small-Mid Company Fund

Average Annual Total Returns
As of 4/30/23, including maximum applicable sales charges
Class A Shares
Inception (11/17/97)	10.99%
10 Years	8.68
5 Years	1.95
1 Year	-5.33
Class C Shares
Inception (11/17/97)	10.96%
10 Years	8.64
5 Years	2.32
1 Year	-1.61
Class R Shares
Inception (3/1/01)	11.46%
10 Years	9.02
5 Years	2.84
1 Year	-0.12
Class Y Shares
Inception (9/7/05)	10.10%
10 Years	9.56
5 Years	3.36
1 Year	0.40
Class R5 Shares
10 Years	9.45%
5 Years	3.39
1 Year	0.54
Class R6 Shares
Inception (12/29/11)	11.87%
10 Years	9.74
5 Years	3.50
1 Year	0.54

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Small-Mid Company Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Small-Mid Company Fund. Note: The Fund was subsequently renamed the Invesco International Small-Mid Company Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class re-turns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco International Small-Mid Company Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco International Small-Mid Company Fund

Schedule of Investments

April 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.51%
Australia–2.80%
ALS Ltd.	4,336,144	$37,701,016

Cochlear Ltd.	320,665	52,444,692

IPH Ltd.	8,638,356	46,401,291

		136,546,999

Austria–0.44%
Fabasoft AG	1,170,093	21,544,899

Brazil–2.11%
Odontoprev S.A.	20,096,640	40,291,591

TOTVS S.A.	6,145,737	31,617,068

WEG S.A.	3,761,900	31,013,539

		102,922,198

Canada–1.60%
CCL Industries, Inc., Class B	690,359	32,463,204

Descartes Systems Group, Inc. (The)(a)	579,294	45,903,977

		78,367,181

Denmark–1.92%
Chemometec A/S(a)	819,196	47,392,109

SimCorp A/S	427,396	46,337,993

		93,730,102

France–4.48%
Alten S.A.	264,736	45,070,030

Interparfums S.A.	565,616	44,971,918

Lectra	1,049,809	34,222,346

Neurones	921,048	38,573,542

Thermador Groupe	269,790	27,978,406

Vetoquinol S.A.	282,314	27,690,499

		218,506,741

Germany–9.11%
Amadeus Fire AG	266,868	39,327,144

Atoss Software AG	201,570	40,334,947

Carl Zeiss Meditec AG, BR	498,314	66,987,467

CTS Eventim AG & Co. KGaA(a)	769,906	50,562,343

Fuchs Petrolub SE, Preference Shares	761,105	30,029,442

Knorr-Bremse AG	444,772	31,127,348

Nemetschek SE	616,177	47,880,619

New Work SE	256,319	46,620,681

Sartorius AG, Preference Shares	107,918	41,793,418

STRATEC SE	441,689	30,355,505

Symrise AG	164,195	19,801,321

		444,820,235

Iceland–1.33%
Marel HF(b)	8,622,768	37,592,206

Ossur HF(a)	5,898,813	27,429,094

		65,021,300

India–2.91%
AIA Engineering Ltd.	808,622	26,883,836

Britannia Industries Ltd.	780,742	43,487,088

Coforge Ltd.	786,622	40,387,459

	Shares	Value

India–(continued)
Triveni Turbine Ltd.	6,991,826	$31,335,865

		142,094,248

Indonesia–0.39%
PT Selamat Sempurna Tbk	178,189,000	18,891,720

Israel–1.55%
Nice Ltd., ADR	370,049	75,493,696

Italy–3.86%
Antares Vision S.p.A.(a)(c)	2,509,054	18,415,774

DiaSorin S.p.A.	392,049	42,585,376

Interpump Group S.p.A.	773,654	43,064,018

Recordati Industria Chimica e Farmaceutica S.p.A.	722,459	33,248,534

Technoprobe S.p.A.(a)	3,675,425	26,163,045

Tinexta S.p.A.	1,219,178	24,840,940

		188,317,687

Japan–21.29%
Ariake Japan Co. Ltd.	1,567,600	63,559,648

As One Corp.	1,077,626	45,713,495

Azbil Corp.	2,687,700	75,181,528

Benefit One, Inc.	3,169,500	43,730,653

Daifuku Co. Ltd.	2,899,500	53,510,443

Disco Corp.	557,000	63,448,395

Fukui Computer Holdings, Inc.(c)	1,617,600	32,132,379

Funai Soken Holdings, Inc.	819,700	15,692,574

Japan Elevator Service Holdings Co. Ltd.	3,191,700	47,327,142

Kakaku.com, Inc.	1,963,300	27,053,346

Medikit Co. Ltd.	208,700	3,621,504

Meitec Corp.	2,935,158	49,624,242

MISUMI Group, Inc.	1,292,900	32,654,841

MonotaRO Co. Ltd.	2,261,820	34,268,407

NSD Co. Ltd.	2,348,394	43,221,299

OBIC Business Consultants Co. Ltd.	1,105,400	41,868,426

Obic Co. Ltd.	553,700	85,236,113

SCSK Corp.	2,211,100	33,330,451

Seria Co. Ltd.	1,823,500	32,475,839

Shimano, Inc.	215,200	33,410,880

SHO-BOND Holdings Co. Ltd.	1,056,500	45,161,839

Sysmex Corp.	562,300	36,196,233

TechnoPro Holdings, Inc.	1,665,800	45,452,945

TKC Corp.	1,337,518	36,082,876

USS Co. Ltd.	1,143,748	19,208,963

		1,039,164,461

Jersey–0.85%
JTC PLC(b)	4,170,581	41,606,654

Netherlands–0.93%
IMCD N.V.	301,173	45,346,820

New Zealand–0.41%
Fisher & Paykel Healthcare Corp. Ltd.	1,166,136	19,987,945

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco International Small-Mid Company Fund

	Shares	Value

Norway–0.46%
Medistim ASA	910,000	$22,431,788

South Africa–0.21%
Cashbuild Ltd.	323,198	3,127,455

Hudaco Industries Ltd.	832,150	7,010,238

		10,137,693

South Korea–0.56%
NICE Information Service Co. Ltd.(c)(d)	3,172,696	27,242,917

Sweden–13.03%
AddTech AB, Class B	2,099,435	42,223,398

Alfa Laval AB(e)	1,075,825	39,515,703

Biotage AB	2,359,981	29,407,344

Bravida Holding AB(b)	2,611,626	31,783,792

Cellavision AB	1,101,561	18,820,980

Epiroc AB, Class A	1,836,324	36,754,647

Fortnox AB	7,301,141	50,385,349

Hexpol AB	3,432,221	40,432,949

Karnov Group AB(a)(c)	6,594,842	35,795,183

Lifco AB, Class B	2,203,391	50,238,738

Lime Technologies AB(c)	845,562	20,974,095

Loomis AB	1,093,430	35,052,407

MIPS AB(b)	916,258	49,398,236

Mycronic AB	1,399,833	29,838,597

Sdiptech AB, Class B(a)(c)	2,085,173	48,124,872

SmartCraft ASA(a)	10,011,921	19,072,504

Vitec Software Group AB, Class B	1,107,531	58,380,580

		636,199,374

Switzerland–9.62%
Belimo Holding AG	89,662	43,153,719

Bossard Holding AG, Class A	88,448	21,681,988

Forbo Holding AG	24,038	35,410,309

Interroll Holding AG, Class R	9,097	33,219,511

Kardex Holding AG	213,351	48,553,793

LEM Holding S.A.	21,521	47,447,676

Partners Group Holding AG	98,127	95,286,368

Tecan Group AG, Class R(a)	116,576	50,778,107

VAT Group AG(b)	108,021	38,109,311

VZ Holding AG	601,516	56,016,684

		469,657,466

Taiwan–0.62%
Advantech Co. Ltd.	2,504,000	30,393,075

United Kingdom–15.22%
Alpha Financial Markets Consulting PLC(c)	7,171,620	41,905,663

Auction Technology Group PLC(a)	3,668,822	32,298,547

Bunzl PLC	758,700	30,214,545

Croda International PLC	842,660	73,984,245

Diploma PLC	1,500,781	50,649,131

Investment Abbreviations:

ADR  – American Depositary Receipt

BR    – Bearer Shares

	Shares	Value

United Kingdom–(continued)
FDM Group Holdings PLC	3,698,283	$31,328,266

Halma PLC	1,976,025	57,542,637

Hill & Smith PLC	1,835,641	31,772,540

Howden Joinery Group PLC	4,806,701	41,396,292

IMI PLC	2,190,651	43,955,438

Intertek Group PLC	592,818	30,982,000

Johnson Service Group PLC	6,201,061	9,476,233

Rathbones Group PLC	1,427,821	35,089,682

Restore PLC(c)	10,314,291	38,075,534

Rightmove PLC	4,317,447	31,250,531

Rotork PLC	9,147,324	37,720,838

Spirax-Sarco Engineering PLC	437,969	61,196,793

Victrex PLC	1,341,436	28,252,955

Weir Group PLC (The)	1,541,440	35,683,428

		742,775,298

United States–2.81%
Allegion PLC	306,250	33,834,500

Bruker Corp.	792,869	62,739,724

ICON PLC(a)	210,508	40,562,786

		137,137,010

Total Common Stocks & Other Equity Interests (Cost $3,602,157,164)		4,808,337,507

Money Market Funds–0.20%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(c)(d)	3,460,611	3,460,611

Invesco Liquid Assets Portfolio, Institutional Class, 4.92%(c)(d)	2,469,460	2,470,201

Invesco Treasury Portfolio, Institutional Class, 4.77%(c)(d)	3,954,984	3,954,983

Total Money Market Funds (Cost $9,885,586)		9,885,795

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)–98.71% (Cost $3,612,042,750)		4,818,223,302

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.67%
Invesco Private Government Fund, 4.83%(c)(d)(f)	9,221,732	9,221,732

Invesco Private Prime Fund, 4.99%(c)(d)(f)	23,713,025	23,713,025

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $32,934,757)		32,934,757

TOTAL INVESTMENTS IN SECURITIES–99.38% (Cost $3,644,977,507)		4,851,158,059

OTHER ASSETS LESS LIABILITIES–0.62%		30,034,347

NET ASSETS–100.00%		$4,881,192,406

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco International Small-Mid Company Fund

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $198,490,199, which represented 4.07% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,447,173	$144,586,803	$(147,573,365)	$-	$-	$3,460,611	$268,819
Invesco Liquid Assets Portfolio, Institutional Class	4,604,909	103,276,287	(105,409,514)	(188)	(1,293)	2,470,201	208,845
Invesco Treasury Portfolio, Institutional Class	7,368,198	165,242,060	(168,655,274)	-	(1)	3,954,983	323,053
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	20,374,960	(11,153,228)	-	-	9,221,732	29,842	*
Invesco Private Prime Fund	-	52,260,684	(28,547,230)	-	(429)	23,713,025	79,720	*
Investments in Other Affiliates:
Alpha Financial Markets Consulting PLC	25,993,604	5,881,140	-	10,030,920	(1)	41,905,663	324,669
Amadeus Fire AG**	30,113,154	-	(4,249,789)	13,447,182	16,597	39,327,144	-
Antares Vision S.p.A.	16,508,773	4,274,644	-	(2,367,643)	-	18,415,774	-
Ariake Japan Co. Ltd.**	66,191,196	132,731	(12,062,509)	14,606,645	(5,308,415)	63,559,648	830,837
Fukui Computer Holdings, Inc.	31,715,825	5,581,464	-	(5,164,910)	-	32,132,379	659,771
Johnson Service Group PLC**	37,689,191	-	(40,280,873)	15,723,786	(3,655,871)	9,476,233	232,147
Karnov Group AB	34,774,863	354,364	-	665,956	-	35,795,183	-
Lime Technologies AB	13,931,719	1,722,709	-	5,319,667	-	20,974,095	194,889
NICE Information Service Co. Ltd.	21,106,756	8,340,721	-	(2,204,560)	-	27,242,917	721,273
Restore PLC	45,141,202	-	(2,190,738)	(3,839,805)	(1,035,125)	38,075,534	-
Sdiptech AB, Class B	45,943,824	3,251,869	(10,451,469)	4,739,072	4,641,576	48,124,872	-
Total	$387,530,387	$515,280,436	$(530,573,989)	$50,956,122	$(5,342,962)	$417,849,994	$3,873,865

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

**	As of April 30, 2023, this security was not considered as an affiliate of the Fund.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(e)	All or a portion of this security was out on loan at April 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Open Forward Foreign Currency Contracts

Settlement		Contract to		Unrealized
Date	Counterparty	Deliver	Receive	Appreciation

Currency Risk

05/03/2023	State Street Bank & Trust Co.	GBP 3,586,421	USD 4,509,925	$2,689

Abbreviations:

GBP – British Pound Sterling

USD – U.S. Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco International Small-Mid Company Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2023

Industrials	37.65%

Information Technology	24.85

Health Care	15.17

Materials	5.26

Financials	4.67

Communication Services	3.92

Consumer Discretionary	3.87

Consumer Staples	3.11

Money Market Funds Plus Other Assets Less Liabilities	1.50

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco International Small-Mid Company Fund

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:
Investments in unaffiliated securities, at value (Cost $3,313,974,081)*	$4,545,671,090

Investments in affiliates, at value (Cost $331,003,426)	305,486,969

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	2,689

Cash	3,000,000

Foreign currencies, at value (Cost $4,448,292)	4,440,840

Receivable for:
Investments sold	69,792,968

Fund shares sold	1,457,547

Dividends	34,730,566

Investment for trustee deferred compensation and retirement plans	242,388

Other assets	78,201

Total assets	4,964,903,258

Liabilities:
Payable for:
Investments purchased	32,188,493

Fund shares reacquired	12,196,636

Accrued foreign taxes	3,884,524

Collateral upon return of securities loaned	32,934,757

Accrued fees to affiliates	1,688,115

Accrued trustees’ and officers’ fees and benefits	53,686

Accrued other operating expenses	522,253

Trustee deferred compensation and retirement plans	242,388

Total liabilities	83,710,852

Net assets applicable to shares outstanding	$4,881,192,406

Net assets consist of:
Shares of beneficial interest	$3,579,368,482

Distributable earnings	1,301,823,924

$4,881,192,406

Net Assets:
Class A	$860,560,574

Class C	$36,558,760

Class R	$71,810,068

Class Y	$2,007,123,063

Class R5	$503,127

Class R6	$1,904,636,814

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	20,123,243

Class C	999,109

Class R	1,812,829

Class Y	47,316,920

Class R5	11,678

Class R6	44,650,419

Class A:
Net asset value per share	$42.76

Maximum offering price per share (Net asset value of $42.76 ÷ 94.50%)	$45.25

Class C:
Net asset value and offering price per share	$36.59

Class R:
Net asset value and offering price per share	$39.61

Class Y:
Net asset value and offering price per share	$42.42

Class R5:
Net asset value and offering price per share	$43.08

Class R6:
Net asset value and offering price per share	$42.66

*	At April 30, 2023, security with a value of $32,032,219 was on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco International Small-Mid Company Fund

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:

Dividends (net of foreign withholding taxes of $3,277,252)	$29,617,826

Dividends from affiliates (includes net securities lending income of $17,388)	3,781,691

Total investment income	33,399,517

Expenses:
Advisory fees	22,292,462

Administrative services fees	351,192

Custodian fees	241,810

Distribution fees - Class A	1,014,605

Distribution fees - Class C	203,819

Distribution fees - Class R	173,347

Transfer agent fees – A, C, R and Y	2,056,399

Transfer agent fees – R5	70

Transfer agent fees – R6	291,235

Trustees’ and officers’ fees and benefits	28,293

Registration and filing fees	83,939

Reports to shareholders	179,399

Professional services fees	58,674

Other	42,434

Total expenses	27,017,678

Less: Fees waived and/or expense offset arrangement(s)	(34,178)

Net expenses	26,983,500

Net investment income	6,416,017

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $768,940)	176,665,232

Affiliated investment securities	(5,342,962)

Foreign currencies	(29,333)

Forward foreign currency contracts	(11,290)

171,281,647

Change in net unrealized appreciation of:
Unaffiliated investment securities (net of foreign taxes of $799,263)	586,297,645

Affiliated investment securities	50,956,122

Foreign currencies	1,861,304

Forward foreign currency contracts	2,689

639,117,760

Net realized and unrealized gain	810,399,407

Net increase in net assets resulting from operations	$816,815,424

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco International Small-Mid Company Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30, 2023	October 31, 2022

Operations:
Net investment income	$6,416,017	$20,966,262

Net realized gain	171,281,647	49,517,470

Change in net unrealized appreciation (depreciation)	639,117,760	(3,150,796,863)

Net increase (decrease) in net assets resulting from operations	816,815,424	(3,080,313,131)

Distributions to shareholders from distributable earnings:
Class A	(2,304,691)	(128,634,056)

Class C	(138,622)	(11,532,447)

Class R	(203,403)	(10,131,133)

Class Y	(10,547,705)	(374,453,286)

Class R5	(2,703)	(34,765)

Class R6	(13,599,761)	(296,558,579)

Total distributions from distributable earnings	(26,796,885)	(821,344,266)

Share transactions–net:
Class A	(62,489,254)	(21,103,345)

Class C	(11,874,946)	(28,026,470)

Class R	(2,439,197)	5,279,589

Class Y	(261,590,805)	(335,933,581)

Class R5	55,382	85,430

Class R6	(252,618,781)	33,384,828

Net increase (decrease) in net assets resulting from share transactions	(590,957,601)	(346,313,549)

Net increase (decrease) in net assets	199,060,938	(4,247,970,946)

Net assets:
Beginning of period	4,682,131,468	8,930,102,414

End of period	$4,881,192,406	$4,682,131,468

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco International Small-Mid Company Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/23	$36.30	$0.01		$ 6.56	$ 6.57	$ –	$(0.11)	$(0.11)	$42.76	18.11	%(e)	$860,561	1.34	%(e)(f)	1.34	%(e)(f)	0.03	%(e)(f)	8%
Year ended 10/31/22	63.38	0.04		(21.41)	(21.37)	(0.02)	(5.69)	(5.71)	36.30	(36.72	)(e)	787,042	1.33	(e)	1.33	(e)	0.10	(e)	20
Year ended 10/31/21	51.69	0.02		16.17	16.19	–	(4.50)	(4.50)	63.38	33.13	(e)	1,439,340	1.31	(e)	1.31	(e)	0.04	(e)	24
Year ended 10/31/20	48.20	(0.10)		5.95	5.85	(0.18)	(2.18)	(2.36)	51.69	12.53	(e)	1,199,225	1.34	(e)	1.34	(e)	(0.22	)(e)	73
Two months ended 10/31/19	46.25	(0.03)		1.98	1.95	–	–	–	48.20	4.22		1,417,657	1.31	(f)	1.31	(f)	(0.37	)(f)	0	(g)
Year ended 08/31/19	54.54	(0.03)		(3.81)	(3.84)	(0.22)	(4.23)	(4.45)	46.25	(6.21)		1,394,542	1.36		1.36		(0.06)		28
Year ended 08/31/18	47.11	(0.05)		8.94	8.89	(0.37)	(1.09)	(1.46)	54.54	19.27		1,777,990	1.38		1.38		(0.10)		27
Class C
Six months ended 04/30/23	31.19	(0.12)		5.63	5.51	–	(0.11)	(0.11)	36.59	17.68		36,559	2.10	(f)	2.10	(f)	(0.73	)(f)	8
Year ended 10/31/22	55.66	(0.27)		(18.51)	(18.78)	–	(5.69)	(5.69)	31.19	(37.20)		41,813	2.09		2.09		(0.66)		20
Year ended 10/31/21	46.22	(0.37)		14.31	13.94	–	(4.50)	(4.50)	55.66	32.10		117,303	2.07		2.07		(0.72)		24
Year ended 10/31/20	43.62	(0.41)		5.34	4.93	(0.15)	(2.18)	(2.33)	46.22	11.70		135,265	2.10		2.10		(0.98)		73
Two months ended 10/31/19	41.91	(0.08)		1.79	1.71	–	–	–	43.62	4.08		177,238	2.07	(f)	2.07	(f)	(1.13	)(f)	0	(g)
Year ended 08/31/19	50.01	(0.35)		(3.52)	(3.87)	–	(4.23)	(4.23)	41.91	(6.91)		179,992	2.12		2.12		(0.82)		28
Year ended 08/31/18	43.36	(0.40)		8.22	7.82	(0.08)	(1.09)	(1.17)	50.01	18.37		323,001	2.13		2.13		(0.85)		27
Class R
Six months ended 04/30/23	33.68	(0.04)		6.08	6.04	–	(0.11)	(0.11)	39.61	17.95		71,810	1.60	(f)	1.60	(f)	(0.23	)(f)	8
Year ended 10/31/22	59.34	(0.07)		(19.90)	(19.97)	–	(5.69)	(5.69)	33.68	(36.87)		63,205	1.59		1.59		(0.16)		20
Year ended 10/31/21	48.78	(0.12)		15.18	15.06	–	(4.50)	(4.50)	59.34	32.76		106,435	1.57		1.57		(0.22)		24
Year ended 10/31/20	45.70	(0.21)		5.63	5.42	(0.16)	(2.18)	(2.34)	48.78	12.26		88,420	1.60		1.60		(0.48)		73
Two months ended 10/31/19	43.88	(0.05)		1.87	1.82	–	–	–	45.70	4.15		95,501	1.57	(f)	1.57	(f)	(0.63	)(f)	0	(g)
Year ended 08/31/19	52.05	(0.14)		(3.65)	(3.79)	(0.15)	(4.23)	(4.38)	43.88	(6.44)		94,864	1.61		1.61		(0.31)		28
Year ended 08/31/18	45.08	(0.17)		8.55	8.38	(0.32)	(1.09)	(1.41)	52.05	18.99		103,818	1.63		1.63		(0.35)		27
Class Y
Six months ended 04/30/23	36.06	0.06		6.51	6.57	(0.10)	(0.11)	(0.21)	42.42	18.25		2,007,123	1.10	(f)	1.10	(f)	0.27	(f)	8
Year ended 10/31/22	63.00	0.15		(21.23)	(21.08)	(0.17)	(5.69)	(5.86)	36.06	(36.55)		1,943,233	1.09		1.09		0.34		20
Year ended 10/31/21	51.29	0.16		16.05	16.21	–	(4.50)	(4.50)	63.00	33.45		4,039,299	1.07		1.07		0.28		24
Year ended 10/31/20	47.75	0.02		5.90	5.92	(0.20)	(2.18)	(2.38)	51.29	12.81		3,240,701	1.10		1.10		0.02		73
Two months ended 10/31/19	45.80	(0.01)		1.96	1.95	–	–	–	47.75	4.26		4,085,890	1.07	(f)	1.07	(f)	(0.13	)(f)	0	(g)
Year ended 08/31/19	54.15	0.08		(3.80)	(3.72)	(0.40)	(4.23)	(4.63)	45.80	(5.98)		3,986,316	1.12		1.12		0.18		28
Year ended 08/31/18	46.82	0.08		8.87	8.95	(0.53)	(1.09)	(1.62)	54.15	19.57		5,811,651	1.14		1.14		0.15		27
Class R5
Six months ended 04/30/23	36.64	0.08		6.62	6.70	(0.15)	(0.11)	(0.26)	43.08	18.32		503	0.99	(f)	0.99	(f)	0.38	(f)	8
Year ended 10/31/22	63.92	0.19		(21.57)	(21.38)	(0.21)	(5.69)	(5.90)	36.64	(36.51)		379	1.00		1.00		0.43		20
Year ended 10/31/21	51.94	0.20		16.28	16.48	–	(4.50)	(4.50)	63.92	33.55		512	1.00		1.00		0.35		24
Year ended 10/31/20	48.26	0.07		5.99	6.06	(0.20)	(2.18)	(2.38)	51.94	12.99		191	0.99		0.99		0.13		73
Two months ended 10/31/19	46.29	(0.01)		1.98	1.97	–	–	–	48.26	4.26		20	1.01	(f)	1.01	(f)	(0.07	)(f)	0	(g)
Period ended 08/31/19(h)	46.97	0.04		(0.72)	(0.68)	–	–	–	46.29	(1.45)		19	1.01	(f)	1.01	(f)	0.29	(f)	28
Class R6
Six months ended 04/30/23	36.30	0.08		6.56	6.64	(0.17)	(0.11)	(0.28)	42.66	18.32		1,904,637	0.99	(f)	0.99	(f)	0.38	(f)	8
Year ended 10/31/22	63.39	0.21		(21.37)	(21.16)	(0.24)	(5.69)	(5.93)	36.30	(36.48)		1,846,459	0.97		0.97		0.46		20
Year ended 10/31/21	51.52	0.23		16.14	16.37	–	(4.50)	(4.50)	63.39	33.62		3,227,212	0.95		0.95		0.40		24
Year ended 10/31/20	47.90	0.08		5.93	6.01	(0.21)	(2.18)	(2.39)	51.52	12.97		2,532,327	0.95		0.95		0.17		73
Two months ended 10/31/19	45.94	(0.00	)(i)	1.96	1.96	–	–	–	47.90	4.27		2,759,984	0.94	(f)	0.94	(f)	0.00	(f)(g)	0	(g)
Year ended 08/31/19	54.32	0.16		(3.82)	(3.66)	(0.49)	(4.23)	(4.72)	45.94	(5.82)		2,692,561	0.96		0.96		0.34		28

Year ended 08/31/18	46.95	0.16		8.90	9.06	(0.60)	(1.09)	(1.69)	54.32	19.77		3,236,676	0.96		0.96		0.32		27

(a)	Calculated using average shares outstanding.

(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include estimated acquired fund fees from underlying funds of 0.00%, 0.01%, and 0.01% for the two months ended October 31, 2019 and the years ended August 31, 2019 and 2018, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

(e)

The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24% for the six months ended April 30, 2023 and the years ended October 31, 2022, 2021 and 2020.

(f)	Annualized.

(g)	Amount represents less than 0.005%.

(h)	Commencement date after the close of business on May 24, 2019.

(i)	Amount represents less than $(0.005) per share.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco International Small-Mid Company Fund

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco International Small-Mid Company Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”).

The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

Effective as of the open of business June 28, 2022, the Fund reopened to all investors.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

13	Invesco International Small-Mid Company Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2023, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.

14	Invesco International Small-Mid Company Fund

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*

Up to $500 million	1.000%

Next $500 million	0.950%

Next $4 billion	0.920%

Next $5 billion	0.900%

Next $10 billion	0.880%

Over $20 billion	0.870%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.92%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 to 2.25%, 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $20,084.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

15	Invesco International Small-Mid Company Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2023, IDI advised the Fund that IDI retained $19,115 in front-end sales commissions from the sale of Class A shares and $2,313 and $254 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2023, the Fund incurred $13,522 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$136,546,999	$–	$136,546,999

Austria	–	21,544,899	–	21,544,899

Brazil	102,922,198	–	–	102,922,198

Canada	78,367,181	–	–	78,367,181

Denmark	–	93,730,102	–	93,730,102

France	–	218,506,741	–	218,506,741

Germany	–	444,820,235	–	444,820,235

Iceland	–	65,021,300	–	65,021,300

India	–	142,094,248	–	142,094,248

Indonesia	–	18,891,720	–	18,891,720

Israel	75,493,696	–	–	75,493,696

Italy	–	188,317,687	–	188,317,687

Japan	–	1,039,164,461	–	1,039,164,461

Jersey	–	41,606,654	–	41,606,654

Netherlands	–	45,346,820	–	45,346,820

New Zealand	–	19,987,945	–	19,987,945

Norway	–	22,431,788	–	22,431,788

South Africa	–	10,137,693	–	10,137,693

South Korea	–	27,242,917	–	27,242,917

Sweden	–	636,199,374	–	636,199,374

Switzerland	–	469,657,466	–	469,657,466

Taiwan	–	30,393,075	–	30,393,075

United Kingdom	–	742,775,298	–	742,775,298

United States	137,137,010	–	–	137,137,010

Money Market Funds	9,885,795	32,934,757	–	42,820,552

Total Investments in Securities	403,805,880	4,447,352,179	–	4,851,158,059

16	Invesco International Small-Mid Company Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Assets*

Forward Foreign Currency Contracts	$–	$2,689	$–	$2,689

Total Investments	$403,805,880	$4,447,354,868	$–	$4,851,160,748

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2023:

Value
Derivative Assets	Currency Risk

Unrealized appreciation on forward foreign currency contracts outstanding	$2,689

Derivatives not subject to master netting agreements	–

Total Derivative Assets subject to master netting agreements	$2,689

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2023.

	Financial Derivative Assets		Collateral (Received)/Pledged
Counterparty	Forward Foreign Currency Contracts	Net Value of Derivatives	Non-Cash	Cash	Net Amount

State Street Bank & Trust Co.	$2,689	$2,689	$–	$–	$2,689

Effect of Derivative Investments for the six months ended April 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Currency Risk

Realized Gain (Loss):
Forward foreign currency contracts	$(11,290)

Change in Net Unrealized Appreciation:
Forward foreign currency contracts	2,689

Total	$(8,601)

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts

Average notional value	$2,268,241

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $14,094.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under

17	Invesco International Small-Mid Company Fund

such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2022.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $405,033,774 and $1,060,237,757, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$1,332,982,744

Aggregate unrealized (depreciation) of investments	(209,640,152)

Net unrealized appreciation of investments	$1,123,342,592

Cost of investments for tax purposes is $3,727,818,156.

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023(a)		October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	706,784	$28,927,819	1,827,230	$82,188,095

Class C	41,196	1,446,713	70,288	2,619,285

Class R	62,248	2,350,018	175,017	7,297,886

Class Y	4,488,186	180,794,381	11,529,970	521,840,152

Class R5	1,360	56,760	6,285	288,152

Class R6	3,100,853	124,101,097	10,123,742	443,784,590

Issued as reinvestment of dividends:
Class A	50,623	2,064,418	2,117,805	115,293,297

Class C	3,680	128,774	219,526	10,339,660

Class R	5,355	202,472	198,990	10,072,877

Class Y	191,994	7,758,460	5,895,843	318,139,690

Class R5	65	2,648	612	33,510

Class R6	315,333	12,808,815	5,185,947	281,389,504

Automatic conversion of Class C shares to Class A shares:
Class A	188,244	7,692,104	579,028	26,222,003

Class C	(219,658)	(7,692,104)	(670,455)	(26,222,003)

18	Invesco International Small-Mid Company Fund

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023(a)		October 31, 2022
	Shares	Amount	Shares	Amount

Reacquired:
Class A	(2,502,179)	$(101,173,595)	(5,554,416)	$(244,806,740)

Class C	(166,570)	(5,758,329)	(386,227)	(14,763,412)

Class R	(131,538)	(4,991,687)	(290,742)	(12,091,174)

Class Y	(11,258,964)	(450,143,646)	(27,645,551)	(1,175,913,423)

Class R5	(100)	(4,026)	(4,559)	(236,232)

Class R6	(9,635,588)	(389,528,693)	(15,353,062)	(691,789,266)

Net increase (decrease) in share activity	(14,758,676)	$(590,957,601)	(11,974,729)	$(346,313,549)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 37% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 14% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

19	Invesco International Small-Mid Company Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,181.40	$7.25	$1,018.15	$6.71	1.34%
Class C	1,000.00	1,176.80	11.33	1,014.38	10.49	2.10
Class R	1,000.00	1,179.50	8.65	1,016.86	8.00	1.60
Class Y	1,000.00	1,182.80	5.95	1,019.34	5.51	1.10
Class R5	1,000.00	1,183.50	5.36	1,019.89	4.96	0.99
Class R6	1,000.00	1,183.20	5.36	1,019.89	4.96	0.99

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20	Invesco International Small-Mid Company Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎	Fund reports and prospectuses
∎	Quarterly statements
∎	Daily confirmations
∎	Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-ISMC-SAR-1

Semiannual Report to Shareholders	April 30, 2023

Invesco MSCI World SRI Index Fund

Nasdaq:

A: VSQAX ∎ C: VSQCX ∎ R: VSQRX ∎ Y: VSQYX ∎ R5: VSQFX ∎ R6: VSQSX

2	Fund Performance

4	Liquidity Risk Management Program

5	Schedule of Investments

10	Financial Statements

13	Financial Highlights

14	Notes to Financial Statements

20	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	15.17%
Class C Shares	14.74
Class R Shares	15.04
Class Y Shares	15.30
Class R5 Shares	15.31
Class R6 Shares	15.31
MSCI World SRI Index▼ (Broad Market Index)	15.28
Custom Invesco MSCI World SRI Index∎ (Style-Specific Index)	15.28
Lipper Global Multi-Cap Core Funds Index◆ (Peer Group Index)	11.67

Source(s): ▼RIMES Technologies Corp.; ∎Invesco, RIMES Technologies Corp.; ◆Lipper Inc.

The MSCI World SRI Index is an unmanaged index comprised of developed countries’ large- and mid-cap stocks with high ESG rating as determined by MSCI ESG Research. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Custom Invesco MSCI World SRI Index is composed of the MSCI World Index through June 30, 2020, and the MSCI World SRI Index thereafter. Both indexes are computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Multi-Cap Core Funds Index is an unmanaged index considered representative of global multi-cap core funds tracked by Lipper.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

   Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco MSCI World SRI Index Fund

Average Annual Total Returns
As of 4/30/23, including maximum applicable sales charges
Class A Shares
Inception (7/1/16)	6.46%
5 Years	3.39
1 Year	-2.22

Class C Shares
Inception (7/1/16)	6.53%
5 Years	3.78
1 Year	1.68

Class R Shares
Inception (7/1/16)	7.07%
5 Years	4.30
1 Year	3.21

Class Y Shares
Inception (7/1/16)	7.60%
5 Years	4.82
1 Year	3.73

Class R5 Shares
Inception (7/1/16)	7.60%
5 Years	4.82
1 Year	3.74

Class R6 Shares
Inception (7/1/16)	7.60%
5 Years	4.82
1 Year	3.74

The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco MSCI World SRI Index Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;

∎	The Fund’s investment strategy remained appropriate for an open-end fund;

∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;

∎	The Fund did not breach the 15% limit on Illiquid Investments; and

∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco MSCI World SRI Index Fund

Schedule of Investments

April 30, 2023

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.49%
Australia–1.73%
Ampol Ltd.	249	$4,949

APA Group	849	5,790

ASX Ltd.	141	6,409

BlueScope Steel Ltd.	545	7,198

Brambles Ltd.	1,106	10,460

Cochlear Ltd.	46	7,523

Coles Group Ltd.	954	11,491

Computershare Ltd.	448	6,649

Dexus	805	4,159

Fortescue Metals Group Ltd.	1,267	17,515

Goodman Group	1,103	14,175

GPT Group (The)	1,406	4,118

James Hardie Industries PLC, CDI	203	4,526

Lendlease Corp. Ltd.	952	4,705

Mineral Resources Ltd.	120	5,868

Mirvac Group	2,727	4,362

Newcrest Mining Ltd.	580	11,105

QBE Insurance Group Ltd.	755	7,672

REA Group Ltd.	44	4,129

Stockland	1,744	5,147

Suncorp Group Ltd.	627	5,206

Transurban Group	2,053	20,379

Vicinity Ltd.	4,613	6,432

		179,967

Austria–0.10%
Mondi PLC	307	4,885

Verbund AG	64	5,698

		10,583

Belgium–0.17%
KBC Group N.V.	189	13,495

Umicore S.A.	141	4,637

		18,132

Canada–3.78%
Agnico Eagle Mines Ltd.	324	18,380

Bank of Nova Scotia (The)	893	44,576

Canadian National Railway Co.	447	53,283

Canadian Tire Corp. Ltd., Class A	47	6,161

FirstService Corp.	33	4,964

Fortis, Inc.	321	14,095

Gildan Activewear, Inc.	175	5,699

Intact Financial Corp.	119	18,000

Magna International, Inc.	235	12,253

Metro, Inc.	148	8,435

National Bank of Canada	259	19,313

Northland Power, Inc.	170	4,173

Nutrien Ltd.	385	26,709

Parkland Corp.	170	4,009

Pembina Pipeline Corp.	377	12,410

Ritchie Bros. Auctioneers, Inc.	103	5,893

Rogers Communications, Inc., Class B	252	12,451

Shopify, Inc., Class A(a)	820	39,728

	Shares	Value
Canada–(continued)
Toromont Industries Ltd.	61	$4,929

Toronto-Dominion Bank (The)	1,297	78,566

		394,027

China–0.47%
BOC Hong Kong Holdings Ltd.	2,500	7,889

Prosus N.V.	556	41,638

		49,527

Denmark–2.69%
AP Moller - Maersk A/S, Class B	5	9,019

Coloplast A/S, Class B	85	12,250

Genmab A/S(a)	50	20,539

Novo Nordisk A/S, Class B	1,188	198,180

Orsted A/S(b)	141	12,672

Pandora A/S	85	7,890

Vestas Wind Systems A/S(a)	725	20,002

		280,552

Finland–0.47%
Elisa OYJ	86	5,339

Kesko OYJ, Class B	186	3,877

Neste OYJ	307	14,836

Orion OYJ, Class B	101	4,748

Stora Enso OYJ, Class R	271	3,437

UPM-Kymmene OYJ	347	11,065

Wartsila OYJ Abp	507	5,888

		49,190

France–3.51%
AXA S.A.	1,445	47,174

Bureau Veritas S.A.	219	6,313

Cie Generale des Etablissements Michelin S.C.A.	496	15,811

Danone S.A.	503	33,284

EssilorLuxottica S.A.	219	43,291

Hermes International	21	45,569

Klepierre S.A.	223	5,656

L’Oreal S.A.	175	83,522

Publicis Groupe S.A.	92	7,540

Schneider Electric SE	392	68,486

Valeo	190	3,717

Vivendi SE	546	6,003

		366,366

Germany–1.43%
adidas AG	121	21,276

Allianz SE	297	74,506

Deutsche Boerse AG	141	26,864

Merck KGaA	87	15,592

Puma SE	71	4,143

Zalando SE(a)(b)	153	6,268

		148,649

Hong Kong–1.03%
AIA Group Ltd.	8,600	93,836

Hang Seng Bank Ltd.	600	8,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco MSCI World SRI Index Fund

	Shares	Value
Hong Kong–(continued)
MTR Corp. Ltd.	1,000	$5,000

		107,741

Ireland–0.36%
CRH PLC	534	25,824

Kerry Group PLC, Class A	110	11,583

		37,407

Israel–0.08%
Bank Leumi Le-Israel BM	1,031	8,171

Italy–0.42%
Amplifon S.p.A.	119	4,375

Intesa Sanpaolo S.p.A.	11,912	31,322

Terna Rete Elettrica Nazionale S.p.A.	929	8,041

		43,738

Japan–5.66%
Aeon Co. Ltd.	500	10,191

Ajinomoto Co., Inc.	400	14,362

Asahi Kasei Corp.	900	6,370

Astellas Pharma, Inc.	1,400	21,114

Daifuku Co. Ltd.	300	5,536

Dai-ichi Life Holdings, Inc.	700	12,995

Daiichi Sankyo Co. Ltd.	1,200	41,153

Daikin Industries Ltd.	200	36,387

FANUC Corp.	500	16,939

Fast Retailing Co. Ltd.	100	23,674

Fujitsu Ltd.	100	13,325

Hankyu Hanshin Holdings, Inc.	200	6,240

Ibiden Co. Ltd.	100	3,940

JFE Holdings, Inc.	400	4,732

Kao Corp.	400	16,187

KDDI Corp.	1,200	37,473

Kikkoman Corp.	100	5,921

Kubota Corp.	600	9,066

Kurita Water Industries Ltd.	100	4,193

Mitsubishi Chemical Group Corp.	800	4,699

Nippon Express Holdings, Inc.	100	5,868

Nitto Denko Corp.	100	6,469

Nomura Research Institute Ltd.	300	7,576

Omron Corp.	100	5,877

ORIX Corp.	900	15,326

Panasonic Holdings Corp.	1,600	15,067

Recruit Holdings Co. Ltd.	1,000	28,191

Sekisui House Ltd.	400	8,224

SG Holdings Co. Ltd.	200	2,881

SoftBank Corp.	1,800	20,274

Sompo Holdings, Inc.	200	8,346

Sony Group Corp.	900	85,500

Sumitomo Chemical Co. Ltd.	1,400	4,730

Suntory Beverage & Food Ltd.	200	7,509

Sysmex Corp.	100	6,437

Terumo Corp.	300	8,977

Tokyo Electron Ltd.	300	34,260

Tokyu Corp.	300	4,235

Toray Industries, Inc.	900	5,104

Yamaha Corp.	100	3,944

Yamaha Motor Co. Ltd.	200	5,178

	Shares	Value
Japan–(continued)
Z Holdings Corp.	1,900	$5,204

		589,674

Netherlands–2.38%
Akzo Nobel N.V.	144	11,980

ASML Holding N.V.	289	184,011

Koninklijke DSM N.V.	125	16,377

NN Group N.V.	210	7,852

Wolters Kluwer N.V.	213	28,227

		248,447

New Zealand–0.04%
Meridian Energy Ltd.	1,313	4,440

Norway–0.23%
DNB Bank ASA	692	12,171

Orkla ASA	740	5,319

Telenor ASA	492	6,141

		23,631

Singapore–0.17%
CapitaLand Ascott Trust	97	79

CapitaLand Investment Ltd.	1,700	4,762

United Overseas Bank Ltd.	600	12,750

		17,591

Spain–0.65%
Banco Bilbao Vizcaya Argentaria S.A.	4,566	33,589

Industria de Diseno Textil S.A.	818	28,136

Red Electrica Corp. S.A.	322	5,862

		67,587

Sweden–0.45%
Boliden AB	242	8,667

Electrolux AB, Class B	385	5,806

Essity AB, Class B	400	12,119

Husqvarna AB, Class B	721	6,225

Svenska Cellulosa AB S.C.A., Class B	423	5,807

Tele2 AB, Class B	329	3,494

Telia Co. AB	1,832	5,104

		47,222

Switzerland–1.02%
Givaudan S.A.	7	24,486

Kuehne + Nagel International AG, Class R	37	10,954

Lonza Group AG	53	32,986

SGS S.A.	100	9,031

Sonova Holding AG, Class A	38	12,034

Swiss Life Holding AG	25	16,466

		105,957

United Kingdom–3.58%
abrdn PLC	2,846	7,632

Ashtead Group PLC	350	20,157

Barratt Developments PLC	695	4,373

Berkeley Group Holdings PLC	72	4,024

British Land Co. PLC (The)	716	3,603

BT Group PLC	5,446	10,868

Bunzl PLC	144	5,735

Burberry Group PLC	280	9,131

CNH Industrial N.V.	767	10,791

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco MSCI World SRI Index Fund

	Shares	Value
United Kingdom–(continued)
Coca-Cola Europacific Partners PLC	143	$9,219

Croda International PLC	84	7,375

DCC PLC	66	4,111

Informa PLC	982	8,923

InterContinental Hotels Group PLC	122	8,383

Intertek Group PLC	89	4,651

J Sainsbury PLC	1,618	5,629

Johnson Matthey PLC	161	3,976

Just Eat Takeaway.com N.V.(a)(b)	210	3,689

Kingfisher PLC	1,562	5,063

Legal & General Group PLC	2,780	8,210

Liberty Global PLC, Class C(a)	418	8,502

National Grid PLC	2,557	36,678

Pearson PLC	540	6,001

RELX PLC	1,431	47,601

Schroders PLC	658	4,032

Segro PLC	825	8,690

Severn Trent PLC	142	5,235

St. James’s Place PLC	391	5,940

Unilever PLC	1,879	104,656

		372,878

United States–67.07%
Adobe, Inc.(a)	333	125,728

Agilent Technologies, Inc.	229	31,013

Allegion PLC	65	7,181

Ally Financial, Inc.	283	7,466

American Express Co.	464	74,862

American Tower Corp.	346	70,719

American Water Works Co., Inc.	97	14,380

Ameriprise Financial, Inc.	91	27,766

AmerisourceBergen Corp.	122	20,356

Amgen, Inc.	381	91,341

Aptiv PLC(a)	201	20,675

Atmos Energy Corp.	97	11,072

Automatic Data Processing, Inc.	303	66,660

Baker Hughes Co., Class A	708	20,702

Ball Corp.	187	9,945

Bank of New York Mellon Corp. (The)	602	25,639

Becton, Dickinson and Co.	218	57,620

Best Buy Co., Inc.	174	12,967

Biogen, Inc.(a)	111	33,770

BlackRock, Inc.	109	73,161

Bunge Ltd.	100	9,360

C.H. Robinson Worldwide, Inc.	102	10,289

Cardinal Health, Inc.	230	18,883

Carrier Global Corp.	498	20,826

Caterpillar, Inc.	378	82,706

CBRE Group, Inc., Class A(a)	246	18,858

Centene Corp.(a)	429	29,571

Cheniere Energy, Inc.	165	25,245

Cigna Group (The)	222	56,230

Clorox Co. (The)	90	14,906

CME Group, Inc., Class A	268	49,786

Coca-Cola Co. (The)	2,978	191,039

Colgate-Palmolive Co.	594	47,401

Conagra Brands, Inc.	196	7,440

Consolidated Edison, Inc.	250	24,618

Cummins, Inc.	109	25,619

	Shares	Value
United States–(continued)
DaVita, Inc.(a)	71	$6,416

DENTSPLY SIRONA, Inc.	158	6,625

Dover Corp.	68	9,939

Ecolab, Inc.	191	32,057

Edwards Lifesciences Corp.(a)	468	41,175

Elanco Animal Health, Inc.(a)	380	3,599

Electronic Arts, Inc.	223	28,383

Elevance Health, Inc.	170	79,671

Equinix, Inc.	65	47,065

Essential Utilities, Inc.	109	4,654

Eversource Energy	245	19,014

Exelon Corp.	587	24,912

Expeditors International of Washington, Inc.	125	14,230

FactSet Research Systems, Inc.	28	11,527

Fastenal Co.	422	22,721

Fortune Brands Innovations, Inc.	97	6,275

General Mills, Inc.	449	39,795

Gilead Sciences, Inc.	905	74,400

Halliburton Co.	659	21,582

Hasbro, Inc.	95	5,626

HCA Healthcare, Inc.	154	44,249

Healthpeak Properties, Inc.	222	4,877

Henry Schein, Inc.(a)	98	7,919

Hilton Worldwide Holdings, Inc.	215	30,964

Hologic, Inc.(a)	185	15,912

Home Depot, Inc. (The)	730	219,394

Hormel Foods Corp.	220	8,897

Humana, Inc.	93	49,336

Huntington Bancshares, Inc.	789	8,837

IDEX Corp.	55	11,348

IDEXX Laboratories, Inc.(a)	63	31,006

Illinois Tool Works, Inc.	227	54,920

Illumina, Inc.(a)	114	23,434

Ingersoll Rand, Inc.	191	10,891

Insulet Corp.(a)	51	16,220

International Flavors & Fragrances, Inc.	191	18,519

Interpublic Group of Cos., Inc. (The)	296	10,576

J.B. Hunt Transport Services, Inc.	39	6,836

Jazz Pharmaceuticals PLC(a)	37	5,197

Johnson Controls International PLC	530	31,715

Kellogg Co.	184	12,838

Keurig Dr Pepper, Inc.	424	13,865

Kimberly-Clark Corp.	256	37,092

Laboratory Corp. of America Holdings	48	10,882

Linde PLC	357	131,894

LKQ Corp.	217	12,527

Lowe’s Cos., Inc.	437	90,822

MarketAxess Holdings, Inc.	18	5,731

Marsh & McLennan Cos., Inc.	380	68,472

McCormick & Co., Inc.	127	11,157

Mettler-Toledo International, Inc.(a)	18	26,847

Microsoft Corp.	5,039	1,548,283

Moody’s Corp.	127	39,766

Newmont Corp.	558	26,449

Northern Trust Corp.	147	11,490

Novocure Ltd.(a)	63	4,152

NVIDIA Corp.	1,755	486,995

Old Dominion Freight Line, Inc.	55	17,621

ONEOK, Inc.	329	21,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco MSCI World SRI Index Fund

	Shares	Value
United States–(continued)
Otis Worldwide Corp.	243	$20,728

Owens Corning	83	8,865

Pentair PLC	122	7,086

PepsiCo, Inc.	998	190,508

Phillips 66	327	32,373

Plug Power, Inc.(a)	316	2,853

PNC Financial Services Group, Inc. (The)	298	38,815

Pool Corp.	31	10,891

PPG Industries, Inc.	183	25,668

Prudential Financial, Inc.	295	25,665

Quanta Services, Inc.	78	13,232

Quest Diagnostics, Inc.	94	13,048

Regions Financial Corp.	721	13,165

Republic Services, Inc.	124	17,933

ResMed, Inc.	106	25,542

Rivian Automotive, Inc., Class A(a)	305	3,910

Robert Half International, Inc.	82	5,986

Roche Holding AG	501	157,032

Rockwell Automation, Inc.	85	24,090

S&P Global, Inc.	240	87,019

Sempra Energy	247	38,406

State Street Corp.	266	19,221

STERIS PLC	59	11,124

Swiss Re AG	217	21,810

T. Rowe Price Group, Inc.	177	19,882

Take-Two Interactive Software, Inc.(a)	106	13,175

Target Corp.	317	50,007

Tesla, Inc.(a)	1,911	313,996

Texas Instruments, Inc.	667	111,522

Tractor Supply Co.	83	19,787

Trane Technologies PLC	178	33,074

Travelers Cos., Inc. (The)	178	32,243

	Shares	Value
United States–(continued)
Truist Financial Corp.	992	$32,319

UGI Corp.	154	5,218

United Rentals, Inc.	37	13,361

Vail Resorts, Inc.	30	7,216

Valero Energy Corp.	290	33,254

Ventas, Inc.	225	10,811

Vertex Pharmaceuticals, Inc.(a)	188	64,057

VF Corp.	247	5,807

W.W. Grainger, Inc.	33	22,954

Walt Disney Co. (The)(a)	1,303	133,558

Waters Corp.(a)	45	13,516

Welltower, Inc.	274	21,706

West Pharmaceutical Services, Inc.	51	18,423

Xylem, Inc.	134	13,915

Zoetis, Inc.	346	60,820

ZoomInfo Technologies, Inc., Class A(a)	146	3,199

		6,993,706

Total Common Stocks & Other Equity Interests (Cost $8,063,262)		10,165,183

Money Market Funds–2.25%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(c)(d)	82,380	82,380

Invesco Liquid Assets Portfolio, Institutional Class, 4.92%(c)(d)	58,557	58,575

Invesco Treasury Portfolio, Institutional Class, 4.77%(c)(d)	94,150	94,150

Total Money Market Funds (Cost $235,094)		235,105

TOTAL INVESTMENTS IN SECURITIES–99.74% (Cost $8,298,356)		10,400,288

OTHER ASSETS LESS LIABILITIES–0.26%		27,101

NET ASSETS-100.00%		$10,427,389

Investment Abbreviations:

CDI – CREST Depository Interest

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $22,629, which represented less than 1% of the Fund’s Net Assets.

(c)

Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,553	$ 216,244	$ (152,417)	$ -	$ -	$ 82,380	$1,125
Invesco Liquid Assets Portfolio, Institutional Class	12,978	154,460	(108,869)	7	(1)	58,575	800
Invesco Treasury Portfolio, Institutional Class	21,204	247,137	(174,191)	-	-	94,150	1,244
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,157	307,868	(310,025)	-	-	-	259*
Invesco Private Prime Fund	4,918	782,811	(787,703)	-	(26)	-	691*
Total	$59,810	$1,708,520	$(1,533,205)	$7	$(27)	$235,105	$4,119

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco MSCI World SRI Index Fund

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI World Index	2	June-2023	$175,680	$7,127	$7,127

(a)	Futures contracts collateralized by $13,077 cash held with Merrill Lynch International, the futures commission merchant.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2023

Information Technology	24.57%

Health Care	15.14

Financials	12.77

Consumer Discretionary	10.94

Industrials	10.23

Consumer Staples	9.38

Materials	4.76

Communication Services	3.17

Utilities	2.35

Real Estate	2.35

Energy	1.83

Money Market Funds Plus Other Assets Less Liabilities	2.51

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco MSCI World SRI Index Fund

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $8,063,262)	$10,165,183

Investments in affiliated money market funds, at value (Cost $235,094)	235,105

Other investments:
Variation margin receivable – futures contracts	2,098

Deposits with brokers:
Cash collateral – exchange-traded futures contracts	13,077

Foreign currencies, at value (Cost $2,376)	2,350

Receivable for:
Fund shares sold	5,060

Dividends	29,768

Investment for trustee deferred compensation and retirement plans	21,373

Other assets	34,972

Total assets	10,508,986

Liabilities:
Payable for:
Amount due custodian	600

Accrued fees to affiliates	27,125

Accrued other operating expenses	32,499

Trustee deferred compensation and retirement plans	21,373

Total liabilities	81,597

Net assets applicable to shares outstanding	$10,427,389

Net assets consist of:
Shares of beneficial interest	$8,656,006

Distributable earnings	1,771,383

$10,427,389

Net Assets:

Class A	$1,038,681

Class C	$167,871

Class R	$583,901

Class Y	$1,011,813

Class R5	$14,635

Class R6	$7,610,488

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	71,447

Class C	11,697

Class R	40,359

Class Y	69,211

Class R5	1,001

Class R6	520,556

Class A:
Net asset value per share	$14.54

Maximum offering price per share (Net asset value of $14.54 ÷ 94.50%)	$15.39

Class C:
Net asset value and offering price per share	$14.35

Class R:
Net asset value and offering price per share	$14.47

Class Y:
Net asset value and offering price per share	$14.62

Class R5:
Net asset value and offering price per share	$14.62

Class R6:
Net asset value and offering price per share	$14.62

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco MSCI World SRI Index Fund

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:

Interest	$30

Dividends (net of foreign withholding taxes of $5,515)	91,544

Dividends from affiliated money market funds (includes net securities lending income of $21)	3,190

Total investment income	94,764

Expenses:
Advisory fees	6,768

Administrative services fees	662

Custodian fees	1,414

Distribution fees:
Class A	1,214

Class C	788

Class R	1,279

Transfer agent fees – A, C, R and Y	2,040

Transfer agent fees – R5	2

Transfer agent fees – R6	1,117

Trustees’ and officers’ fees and benefits	6,311

Registration and filing fees	37,525

Licensing fees	1,934

Reports to shareholders	4,349

Professional services fees	27,119

Other	9,033

Total expenses	101,555

Less: Fees waived and/or expenses reimbursed	(89,130)

Net expenses	12,425

Net investment income	82,339

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities	(17,765)

Affiliated investment securities	(27)

Foreign currencies	1,241

Futures contracts	(301)

(16,852)

Change in net unrealized appreciation of:
Unaffiliated investment securities	1,303,950

Affiliated investment securities	7

Foreign currencies	1,603

Futures contracts	7,127

1,312,687

Net realized and unrealized gain	1,295,835

Net increase in net assets resulting from operations	$1,378,174

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco MSCI World SRI Index Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30, 2023	October 31, 2022

Operations:

Net investment income	$82,339	$159,042

Net realized gain (loss)	(16,852)	31,159

Change in net unrealized appreciation (depreciation)	1,312,687	(2,972,234)

Net increase (decrease) in net assets resulting from operations	1,378,174	(2,782,033)

Distributions to shareholders from distributable earnings:

Class A	(14,447)	(15,688)

Class C	(1,137)	(1,138)

Class R	(6,202)	(5,699)

Class Y	(17,893)	(12,972)

Class R5	(240)	(238)

Class R6	(122,100)	(132,393)

Total distributions from distributable earnings	(162,019)	(168,128)

Share transactions–net:

Class A	1,324	(117,617)

Class C	(692)	(12,071)

Class R	54,185	27,204

Class Y	101,664	281,902

Class R6	132,930	(1,115,150)

Net increase (decrease) in net assets resulting from share transactions	289,411	(935,732)

Net increase (decrease) in net assets	1,505,566	(3,885,893)

Net assets:

Beginning of period	8,921,823	12,807,716

End of period	$10,427,389	$8,921,823

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	Invesco MSCI World SRI Index Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return (b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover (c)
Class A
Six months ended 04/30/23	$12.82	$0.10	$1.82	$1.92	$(0.20)	$ -	$(0.20)	$14.54	15.17%	$1,039	0.44	%(d)	2.38	%(d)	1.52	%(d)	1%
Year ended 10/31/22	16.76	0.19	(3.93)	(3.74)	(0.20)	-	(0.20)	12.82	(22.58)	914	0.44		2.15		1.28		13
Year ended 10/31/21	11.78	0.19	4.98	5.17	(0.19)	-	(0.19)	16.76	44.35	1,337	0.44		3.31		1.28		19
Year ended 10/31/20	11.86	0.17	(0.06)	0.11	(0.19)	-	(0.19)	11.78	0.89	922	0.70		3.03		1.48		118
Year ended 10/31/19	11.76	0.17	0.21	0.38	(0.18)	(0.10)	(0.28)	11.86	3.48	1,483	0.85		3.58		1.51		116
Year ended 10/31/18	12.91	0.17	(0.85)	(0.68)	(0.09)	(0.38)	(0.47)	11.76	(5.55)	1,387	0.84		3.94		1.33		89
Class C
Six months ended 04/30/23	12.60	0.05	1.80	1.85	(0.10)	-	(0.10)	14.35	14.74	168	1.19	(d)	3.13	(d)	0.77	(d)	1
Year ended 10/31/22	16.49	0.08	(3.88)	(3.80)	(0.09)	-	(0.09)	12.60	(23.16)	148	1.19		2.90		0.53		13
Year ended 10/31/21	11.67	0.08	4.92	5.00	(0.18)	-	(0.18)	16.49	43.21	207	1.19		4.06		0.53		19
Year ended 10/31/20	11.75	0.08	(0.05)	0.03	(0.11)	-	(0.11)	11.67	0.21	158	1.45		3.78		0.73		118
Year ended 10/31/19	11.63	0.09	0.20	0.29	(0.07)	(0.10)	(0.17)	11.75	2.66	243	1.60		4.33		0.76		116
Year ended 10/31/18	12.83	0.07	(0.84)	(0.77)	(0.05)	(0.38)	(0.43)	11.63	(6.27)	166	1.59		4.69		0.58		89
Class R
Six months ended 04/30/23	12.74	0.09	1.81	1.90	(0.17)	-	(0.17)	14.47	15.04	584	0.69	(d)	2.63	(d)	1.27	(d)	1
Year ended 10/31/22	16.66	0.15	(3.90)	(3.75)	(0.17)	-	(0.17)	12.74	(22.76)	464	0.69		2.40		1.03		13
Year ended 10/31/21	11.74	0.15	4.96	5.11	(0.19)	-	(0.19)	16.66	43.93	571	0.69		3.56		1.03		19
Year ended 10/31/20	11.81	0.15	(0.06)	0.09	(0.16)	-	(0.16)	11.74	0.74	325	0.95		3.28		1.23		118
Year ended 10/31/19	11.71	0.15	0.20	0.35	(0.15)	(0.10)	(0.25)	11.81	3.17	35	1.10		3.83		1.26		116
Year ended 10/31/18	12.88	0.14	(0.85)	(0.71)	(0.08)	(0.38)	(0.46)	11.71	(5.82)	32	1.09		4.19		1.08		89
Class Y
Six months ended 04/30/23	12.91	0.12	1.83	1.95	(0.24)	-	(0.24)	14.62	15.30	1,012	0.19	(d)	2.13	(d)	1.77	(d)	1
Year ended 10/31/22	16.87	0.22	(3.94)	(3.72)	(0.24)	-	(0.24)	12.91	(22.37)	793	0.19		1.90		1.53		13
Year ended 10/31/21	11.83	0.23	5.01	5.24	(0.20)	-	(0.20)	16.87	44.73	793	0.19		3.06		1.53		19
Year ended 10/31/20	11.91	0.20	(0.06)	0.14	(0.22)	-	(0.22)	11.83	1.11	485	0.45		2.78		1.73		118
Year ended 10/31/19	11.80	0.20	0.22	0.42	(0.21)	(0.10)	(0.31)	11.91	3.80	522	0.60		3.33		1.76		116
Year ended 10/31/18	12.94	0.20	(0.86)	(0.66)	(0.10)	(0.38)	(0.48)	11.80	(5.39)	446	0.59		3.69		1.58		89
Class R5
Six months ended 04/30/23	12.91	0.12	1.83	1.95	(0.24)	-	(0.24)	14.62	15.31	15	0.19	(d)	2.00	(d)	1.77	(d)	1
Year ended 10/31/22	16.87	0.23	(3.95)	(3.72)	(0.24)	-	(0.24)	12.91	(22.37)	13	0.19		1.78		1.53		13
Year ended 10/31/21	11.83	0.22	5.02	5.24	(0.20)	-	(0.20)	16.87	44.73	17	0.19		2.86		1.53		19
Year ended 10/31/20	11.90	0.20	(0.05)	0.15	(0.22)	-	(0.22)	11.83	1.20	22	0.45		2.56		1.73		118
Year ended 10/31/19	11.80	0.20	0.21	0.41	(0.21)	(0.10)	(0.31)	11.90	3.71	21	0.60		2.95		1.76		116
Year ended 10/31/18	12.94	0.20	(0.86)	(0.66)	(0.10)	(0.38)	(0.48)	11.80	(5.39)	19	0.59		3.47		1.58		89
Class R6
Six months ended 04/30/23	12.91	0.12	1.83	1.95	(0.24)	-	(0.24)	14.62	15.31	7,610	0.19	(d)	2.00	(d)	1.77	(d)	1
Year ended 10/31/22	16.87	0.23	(3.95)	(3.72)	(0.24)	-	(0.24)	12.91	(22.37)	6,590	0.19		1.80		1.53		13
Year ended 10/31/21	11.83	0.22	5.02	5.24	(0.20)	-	(0.20)	16.87	44.73	9,884	0.19		2.79		1.53		19
Year ended 10/31/20	11.90	0.20	(0.05)	0.15	(0.22)	-	(0.22)	11.83	1.20	6,342	0.45		2.51		1.73		118
Year ended 10/31/19	11.80	0.20	0.21	0.41	(0.21)	(0.10)	(0.31)	11.90	3.71	6,379	0.60		2.91		1.76		116
Year ended 10/31/18	12.94	0.20	(0.86)	(0.66)	(0.10)	(0.38)	(0.48)	11.80	(5.39)	6,875	0.59		3.42		1.58		89

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Annualized.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	Invesco MSCI World SRI Index Fund

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco MSCI World SRI Index Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services - Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

14	Invesco MSCI World SRI Index Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements.Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2023, fees paid to the Adviser were less than $500. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliated money market funds on the Statement of Operations.

15	Invesco MSCI World SRI Index Fund

J.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.

Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $2 billion	0.140%

Over $2 billion	0.120%

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.14%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2024, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.44%, 1.19%, 0.69%, 0.19%, 0.19%, and 0.19%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2024. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $6,768, reimbursed fund level expenses of $79,203 and reimbursed class level expenses of $758, $123, $398, $761, $2 and $1,117 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

16	Invesco MSCI World SRI Index Fund

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Australia	$–	$179,967	$–	$179,967

Austria	–	10,583	–	10,583

Belgium	–	18,132	–	18,132

Canada	394,027	–	–	394,027

China	–	49,527	–	49,527

Denmark	–	280,552	–	280,552

Finland	–	49,190	–	49,190

France	–	366,366	–	366,366

Germany	–	148,649	–	148,649

Hong Kong	–	107,741	–	107,741

Ireland	–	37,407	–	37,407

Israel	–	8,171	–	8,171

Italy	–	43,738	–	43,738

Japan	–	589,674	–	589,674

Netherlands	–	248,447	–	248,447

New Zealand	–	4,440	–	4,440

Norway	–	23,631	–	23,631

Singapore	–	17,591	–	17,591

Spain	–	67,587	–	67,587

Sweden	–	47,222	–	47,222

Switzerland	–	105,957	–	105,957

United Kingdom	17,721	355,157	–	372,878

United States	6,814,864	178,842	–	6,993,706

Money Market Funds	235,105	–	–	235,105

Total Investments in Securities	7,461,717	2,938,571	–	10,400,288

17	Invesco MSCI World SRI Index Fund

	Level 1	Level 2	Level 3	Total

Other Investments - Assets*

Futures Contracts	$7,127	$–	$–	$7,127

Total Investments	$7,468,844	$2,938,571	$–	$10,407,415

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2023:

Value
Derivative Assets	Equity Risk

Unrealized appreciation on futures contracts –Exchange-Traded(a)	$7,127

Derivatives not subject to master netting agreements	(7,127)

Total Derivative Assets subject to master netting agreements	$–

(a)	The daily variation margin receivable (payable) at period end is recorded in the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Equity
Risk

Realized Gain (Loss):
Futures contracts	$ (301)

Change in Net Unrealized Appreciation:
Futures contracts	7,127

Total	$6,826

The table below summarizes the average notional value of derivatives held during the period.

Futures
Contracts

Average notional value	$126,510

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

18	Invesco MSCI World SRI Index Fund

The Fund had a capital loss carryforward as of October 31, 2022, as follows:

Capital Loss Carryforward*

Expiration	Short-Term	Long-Term	Total

Not subject to expiration	$241,817	$116,813	$358,630

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $121,959 and $166,488, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$2,588,974

Aggregate unrealized (depreciation) of investments	(480,563)

Net unrealized appreciation of investments	$2,108,411

Cost of investments for tax purposes is $8,299,004.

NOTE 9–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023(a)		October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	3,983	$53,518	6,805	$100,540

Class C	54	732	375	5,979

Class R	3,477	48,319	4,118	58,856

Class Y	13,158	177,750	34,662	547,036

Class R6	17,830	245,538	73,419	1,111,388

Issued as reinvestment of dividends:
Class A	1,076	14,124	914	15,047

Class C	80	1,040	64	1,047

Class R	462	6,034	338	5,534

Class Y	1,170	15,434	568	9,384

Class R6	9,244	121,929	7,148	118,154

Reacquired:
Class A	(4,918)	(66,318)	(16,198)	(233,204)

Class C	(179)	(2,464)	(1,226)	(19,097)

Class R	(12)	(168)	(2,273)	(37,186)

Class Y	(6,593)	(91,520)	(20,769)	(274,518)

Class R6	(17,064)	(234,537)	(156,031)	(2,344,692)

Net increase (decrease) in share activity	21,768	$289,411	(68,086)	$(935,732)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 79% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

19	Invesco MSCI World SRI Index Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (11/01/22)	Ending Account Value (04/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/23)	Expenses Paid During Period[2]	Annualized Expense Ratio
Class A	$1,000.00	$1,151.70	$2.35	$1,022.61	$2.21	0.44%
Class C	1,000.00	1,147.40	6.34	1,018.89	5.96	1.19
Class R	1,000.00	1,150.40	3.68	1,021.37	3.46	0.69
Class Y	1,000.00	1,153.00	1.01	1,023.85	0.95	0.19
Class R5	1,000.00	1,153.10	1.01	1,023.85	0.95	0.19
Class R6	1,000.00	1,153.10	1.01	1,023.85	0.95	0.19

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20	Invesco MSCI World SRI Index Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	GLRE-SAR-1

Semiannual Report to Shareholders	April 30, 2023

Invesco Oppenheimer International Growth Fund

Nasdaq:

A: OIGAX ∎ C: OIGCX ∎ R: OIGNX ∎ Y: OIGYX ∎ R5: INGFX ∎ R6: OIGIX

2	Fund Performance
4	Liquidity Risk Management Program
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
12	Notes to Financial Statements
19	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data is provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/22 to 4/30/23, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	22.25%
Class C Shares	21.81
Class R Shares	22.08
Class Y Shares	22.40
Class R5 Shares	22.46
Class R6 Shares	22.47
MSCI All Country World ex USA Index▼	20.65

Source(s): ▼RIMES Technologies Corp.

The MSCI All Country World ex USA® Index is an index considered representative of developed and emerging stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

  The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

  A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

For more information about your Fund

Read the most recent quarterly commentary from your Fund’s portfolio managers by visiting invesco.com/us. Click on “Products” and select “Mutual Funds.” Use the “Product Finder” to locate your Fund; then click on its name to access its product detail page. There, you can learn more about your Fund’s investment strategies, holdings and performance.

  Also, visit blog.invesco.us.com, where many of Invesco’s investment professionals share their insights about market and economic news and trends.

2	Invesco Oppenheimer International Growth Fund

Average Annual Total Returns
As of 4/30/23, including maximum applicable sales charges

Class A Shares
Inception (3/25/96)	7.03%
10 Years	4.07
5 Years	1.77
1 Year	3.07

Class C Shares
Inception (3/25/96)	7.01%
10 Years	4.03
5 Years	2.16
1 Year	7.26

Class R Shares
Inception (3/1/01)	4.97%
10 Years	4.40
5 Years	2.67
1 Year	8.78

Class Y Shares
Inception (9/7/05)	6.21%
10 Years	4.92
5 Years	3.19
1 Year	9.35

Class R5 Shares
10 Years	4.81%
5 Years	3.23
1 Year	9.41

Class R6 Shares
Inception (3/29/12)	6.17%
10 Years	5.10
5 Years	3.34
1 Year	9.48

Effective May 24, 2019, Class A, Class C, Class R, Class Y and Class I shares of the Oppenheimer International Growth Fund, (the predecessor fund), were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Invesco Oppenheimer International Growth Fund (the Fund). Returns shown above, for periods ending on or prior to May 24, 2019, for Class A, Class C, Class R, Class Y and Class R6 shares are those for Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 24, 2019. Performance shown on and prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.

Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Oppenheimer International Growth Fund

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Program is reasonably designed to assess and manage the Fund’s liquidity risk, which is the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Fund (the “Board”) has appointed Invesco Advisers, Inc. (“Invesco”), the Fund’s investment adviser, as the Program’s administrator, and Invesco has delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), which is composed of senior representatives from relevant business groups at Invesco.

As required by the Liquidity Rule, the Program includes policies and procedures providing for an assessment, no less frequently than annually, of the Fund’s liquidity risk that takes into account, as relevant to the Fund’s liquidity risk: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. The Liquidity Rule also requires the classification of the Fund’s investments into categories that reflect the assessment of their relative liquidity under current market conditions. The Fund classifies its investments into one of four categories defined in the Liquidity Rule: “Highly Liquid,” “Moderately Liquid,” “Less Liquid,” and “Illiquid.” Funds that are not invested primarily in “Highly Liquid Investments” that are assets (cash or investments that are reasonably expected to be convertible into cash within three business days without significantly changing the market value of the investment) are required to establish a “Highly Liquid Investment Minimum” (“HLIM”), which is the minimum percentage of net assets that must be invested in Highly Liquid Investments. Funds with HLIMs have procedures for addressing HLIM shortfalls, including reporting to the Board and the SEC (on a non-public basis) as required by the Program and the Liquidity Rule. In addition, the Fund may not acquire an investment if, immediately after the acquisition, over 15% of the Fund’s net assets would consist of “Illiquid Investments” that are assets (an investment that cannot reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Liquidity Rule and the Program also require reporting to the Board and the SEC (on a non-public basis) if a Fund’s holdings of Illiquid Investments exceed 15% of the Fund’s assets.

At a meeting held on March 17, 2023, the Committee presented a report to the Board that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation (the “Report”). The Report covered the period from January 1, 2022 through December 31, 2022 (the “Program Reporting Period”). The Report discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the Russia-Ukraine War, and resulting sanctions, inflation concerns and the overall market. The Report noted that there were no material changes to the Program during the Program Reporting Period.

The Report stated, in relevant part, that during the Program Reporting Period:

∎	The Program, as adopted and implemented, remained reasonably designed to assess and manage the Fund’s liquidity risk and was operated effectively to achieve that goal;
∎	The Fund’s investment strategy remained appropriate for an open-end fund;
∎	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
∎	The Fund did not breach the 15% limit on Illiquid Investments; and
∎	The Fund primarily held Highly Liquid Investments and therefore has not adopted an HLIM.

4	Invesco Oppenheimer International Growth Fund

Schedule of Investments

April 30, 2023

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.80%
Australia–2.87%
CSL Ltd.	708,156	$140,944,438

James Hardie Industries PLC, CDI(a)	3,755,824	83,740,504

		224,684,942

Canada–4.81%
Alimentation Couche-Tard, Inc.	3,834,347	191,370,664

CAE, Inc.(b)	331,526	7,460,773

Dollarama, Inc.	2,856,496	176,932,608

		375,764,045

China–0.28%
Alibaba Group Holding Ltd.(b)	2,095,100	21,976,112

Denmark–4.78%
Novo Nordisk A/S, Class B	2,240,388	373,737,094

France–18.65%
Airbus SE(a)	1,078,131	151,346,084

Capgemini SE	315,357	57,562,213

Dassault Systemes SE	1,415,244	57,497,499

Edenred	1,992,312	129,570,645

EssilorLuxottica S.A.	434,074	85,806,182

Hermes International	160,881	349,102,089

Kering S.A.	81,784	52,344,219

L’Oreal S.A.	282,626	134,888,480

LVMH Moet Hennessy Louis Vuitton SE	314,235	301,959,356

Sartorius Stedim Biotech	355,925	95,529,014

Schneider Electric SE	241,163	42,133,390

		1,457,739,171

Germany–5.32%
AIXTRON SE	1,166,713	32,949,144

CTS Eventim AG & Co. KGaA(b)	2,234,045	146,717,326

HelloFresh SE(b)	1,516,564	40,564,589

SAP SE	287,397	38,930,887

Siemens AG	265,365	43,535,960

Siemens Healthineers AG(c)	1,812,504	112,728,502

		415,426,408

India–3.71%
Dr Lal PathLabs Ltd.(c)	2,409,162	57,575,559

Reliance Industries Ltd.	7,825,441	232,146,528

		289,722,087

Ireland–2.68%
Flutter Entertainment PLC(b)	1,044,401	209,261,860

Italy–2.24%
Davide Campari-Milano N.V.(a)	13,602,112	175,285,068

Japan–7.52%
Benefit One, Inc.	2,134,000	29,443,513

Daikin Industries Ltd.	792,600	144,200,117

Hitachi Ltd.	1,333,400	73,986,744

Hoya Corp.	698,410	73,569,390

Keyence Corp.	312,384	140,981,994

	Shares	Value

Japan–(continued)
Kobe Bussan Co. Ltd.	2,935,400	$82,185,353

Nihon M&A Center Holdings, Inc.	5,684,700	43,307,578

		587,674,689

Netherlands–5.48%
Aalberts N.V.	1,470,700	67,816,619

Adyen N.V.(b)(c)	49,120	78,662,547

ASM International N.V.	89,303	32,531,998

ASML Holding N.V.	304,550	193,911,891

Universal Music Group N.V.	2,517,180	55,061,472

		427,984,527

New Zealand–0.49%
Xero Ltd.(b)	613,710	38,089,059

Spain–2.18%
Amadeus IT Group S.A.(b)	2,424,280	170,559,430

Sweden–4.81%
Atlas Copco AB, Class A(a)	10,811,278	156,528,811

Epiroc AB, Class A	10,978,159	219,731,572

		376,260,383

Switzerland–4.10%
Barry Callebaut AG	17,904	38,208,296

Lonza Group AG	104,364	64,954,571

Sika AG	542,624	149,212,118

VAT Group AG(c)	192,391	67,874,658

		320,249,643

Taiwan–0.94%
Taiwan Semiconductor Manufacturing Co. Ltd.	4,473,000	73,354,961

United Kingdom–20.90%
Abcam PLC, ADR(a)(b)	2,204,664	35,913,977

Ashtead Group PLC	430,093	24,770,230

Auto Trader Group PLC(c)	12,274,206	98,240,094

Britvic PLC	9,043,030	103,986,532

Compass Group PLC	8,455,478	222,882,691

ConvaTec Group PLC(c)	21,481,377	59,372,985

Entain PLC	4,602,365	83,785,476

JD Sports Fashion PLC	46,020,235	93,424,831

Legal & General Group PLC	22,378,929	66,090,350

London Stock Exchange Group PLC	1,962,660	205,767,594

Next PLC	1,812,186	153,629,030

Ocado Group PLC(b)	3,497,308	22,316,631

Rentokil Initial PLC	22,216,135	176,680,986

Rightmove PLC	13,384,317	96,878,322

RS GROUP PLC	6,586,377	76,462,888

Trainline PLC(b)(c)(d)	36,064,567	113,172,152

		1,633,374,769

United States–7.04%
EPAM Systems, Inc.(b)	509,561	143,920,409

Experian PLC	801,405	28,318,373

Ferguson PLC	927,759	130,735,747

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5	Invesco Oppenheimer International Growth Fund

	Shares	Value

United States–(continued)
Medtronic PLC	575,847	$52,373,285

ResMed, Inc.	809,610	195,083,625

		550,431,439

Total Common Stocks & Other Equity Interests (Cost $4,280,574,246)		7,721,575,687

Money Market Funds–0.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.78%(d)(e)	3,380,061	3,380,061

Invesco Liquid Assets Portfolio, Institutional Class, 4.92%(d)(e)	2,798,214	2,799,053

Invesco Treasury Portfolio, Institutional Class, 4.77%(d)(e)	3,862,927	3,862,927

Total Money Market Funds (Cost $10,041,811)		10,042,041

TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.93% (Cost $4,290,616,057)		7,731,617,728

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–1.66%
Invesco Private Government Fund, 4.83%(d)(e)(f)	36,310,839	$36,310,839

Invesco Private Prime Fund, 4.99%(d)(e)(f)	93,370,730	93,370,730

Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $129,684,750)		129,681,569

TOTAL INVESTMENTS IN SECURITIES–100.59% (Cost $4,420,300,807)		7,861,299,297

OTHER ASSETS LESS LIABILITIES–(0.59)%		(45,999,947)

NET ASSETS–100.00%		$7,815,299,350

Investment Abbreviations:

ADR - American Depositary Receipt

CDI  - CREST Depository Interest

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at April 30, 2023.
(b)	Non-income producing security.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2023 was $587,626,497, which represented 7.52% of the Fund’s Net Assets.

(d)

Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an “affiliated person” under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the six months ended April 30, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value April 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,332,395	$399,765,178	$(432,717,512)	$-	$-	$3,380,061	$704,589
Invesco Liquid Assets Portfolio, Institutional Class	26,768,821	285,546,556	(309,516,714)	(2,351)	2,741	2,799,053	540,964
Invesco Treasury Portfolio, Institutional Class	41,522,738	456,874,490	(494,534,301)	-	-	3,862,927	805,795
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,928,153	121,769,506	(100,386,820)	-	-	36,310,839	270,165*
Invesco Private Prime Fund	38,336,216	229,259,133	(174,234,813)	301	9,893	93,370,730	747,548*
Investments in Other Affiliates:
Trainline PLC	120,287,911	22,360,797	(9,018,760)	(11,694,467)	(8,763,329)	113,172,152	-
Total	$278,176,234	$1,515,575,660	$(1,520,408,920)	$(11,696,517)	$(8,750,695)	$252,895,762	$3,069,061

*

Represents the income earned on the investment of cash collateral, which is included in securities lending income on the Statement of Operations. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of April 30, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6	Invesco Oppenheimer International Growth Fund

Open Forward Foreign Currency Contracts
		Contract to
Settlement				Unrealized
Date	Counterparty	Deliver	Receive	Appreciation
Currency Risk
05/03/2023	State Street Bank & Trust Co.	GBP 978,632	USD 1,230,629	$734

Abbreviations:

GBP - British Pound Sterling
USD - U.S. Dollar

Portfolio Composition

By sector, based on Net Assets as of April 30, 2023

Consumer Discretionary	24.94%

Industrials	18.99

Health Care	17.24

Information Technology	10.36

Consumer Staples	10.10

Financials	6.14

Communication Services	5.08

Materials	2.98

Energy	2.97

Money Market Funds Plus Other Assets Less Liabilities	1.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	Invesco Oppenheimer International Growth Fund

Statement of Assets and Liabilities

April 30, 2023

(Unaudited)

Assets:

Investments in unaffiliated securities, at value (Cost $4,121,237,942)*	$7,608,403,535

Investments in affiliates, at value (Cost $299,062,865)	252,895,762

Other investments:
Unrealized appreciation on forward foreign currency contracts outstanding	734

Cash	20,000,020

Foreign currencies, at value (Cost $10,563,865)	10,559,957

Receivable for:
Investments sold	42,513,021

Fund shares sold	2,950,532

Dividends	31,697,874

Investment for trustee deferred compensation and retirement plans	595,724

Other assets	107,062

Total assets	7,969,724,221

Liabilities:
Payable for:
Investments purchased	730,524

Fund shares reacquired	7,116,871

Accrued foreign taxes	447,705

Collateral upon return of securities loaned	129,684,750

Accrued fees to affiliates	2,776,519

Accrued trustees’ and officers’ fees and benefits	74,041

Accrued other operating expenses	538,737

IRS closing agreement fees for foreign withholding tax claims	12,460,000

Trustee deferred compensation and retirement plans	595,724

Total liabilities	154,424,871

Net assets applicable to shares outstanding	$7,815,299,350

Net assets consist of:
Shares of beneficial interest	$3,920,958,667

Distributable earnings	3,894,340,683

$7,815,299,350

Net Assets:
Class A	$1,108,384,330

Class C	$62,181,057

Class R	$233,491,656

Class Y	$2,658,420,047

Class R5	$2,397,229

Class R6	$3,750,425,031

Shares outstanding, no par value, with an unlimited number of shares authorized:
Class A	29,238,175

Class C	1,804,609

Class R	6,369,144

Class Y	70,485,854

Class R5	63,055

Class R6	99,524,365

Class A:
Net asset value per share	$37.91

Maximum offering price per share (Net asset value of $37.91 ÷ 94.50%)	$40.12

Class C:
Net asset value and offering price per share	$34.46

Class R:
Net asset value and offering price per share	$36.66

Class Y:
Net asset value and offering price per share	$37.72

Class R5:
Net asset value and offering price per share	$38.02

Class R6:
Net asset value and offering price per share	$37.68

*	At April 30, 2023, securities with an aggregate value of $95,812,020 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	Invesco Oppenheimer International Growth Fund

Statement of Operations

For the six months ended April 30, 2023

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $2,710,897)	$48,291,241

Dividends from affiliates (includes net securities lending income of $51,735)	2,103,083

Total investment income	50,394,324

Expenses:
Advisory fees	24,868,232

Administrative services fees	540,630

Custodian fees	66,465

Distribution fees:
Class A	1,306,320

Class C	324,579

Class R	553,471

Transfer agent fees – A, C, R and Y	3,185,160

Transfer agent fees – R5	1,105

Transfer agent fees – R6	537,421

Trustees’ and officers’ fees and benefits	38,648

Registration and filing fees	100,697

Reports to shareholders	226,063

Professional services fees	102,232

Other	62,133

Total expenses	31,913,156

Less: Fees waived and/or expense offset arrangement(s)	(78,419)

Net expenses	31,834,737

Net investment income	18,559,587

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Unaffiliated investment securities (net of foreign taxes of $2,554)	596,123,664

Affiliated investment securities	(8,750,695)

Foreign currencies	6,137,105

Forward foreign currency contracts	(2,239)

593,507,835

Change in net unrealized appreciation (depreciation) of:
Unaffiliated investment securities (net of foreign taxes of $3,966,635)	923,257,384

Affiliated investment securities	(11,696,517)

Foreign currencies	2,087,332

Forward foreign currency contracts	734

913,648,933

Net realized and unrealized gain	1,507,156,768

Net increase in net assets resulting from operations	$1,525,716,355

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	Invesco Oppenheimer International Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2023 and the year ended October 31, 2022

(Unaudited)

	April 30,	October 31,
	2023	2022

Operations:
Net investment income	$18,559,587	$24,911,692

Net realized gain (loss)	593,507,835	(135,403,025)

Change in net unrealized appreciation (depreciation)	913,648,933	(3,882,446,312)

Net increase (decrease) in net assets resulting from operations	1,525,716,355	(3,992,937,645)

Distributions to shareholders from distributable earnings:
Class A	–	(195,067,177)

Class C	–	(18,357,534)

Class R	–	(36,871,946)

Class Y	(1,080,639)	(599,954,915)

Class R5	(3,123)	(5,380,848)

Class R6	(8,818,376)	(692,317,508)

Total distributions from distributable earnings	(9,902,138)	(1,547,949,928)

Share transactions–net:
Class A	(120,580,516)	61,475,290

Class C	(15,670,457)	(23,631,020)

Class R	(13,777,845)	29,407,953

Class Y	(445,514,125)	(290,254,095)

Class R5	(13,880)	(21,964,741)

Class R6	(248,702,465)	(91,205,230)

Net increase (decrease) in net assets resulting from share transactions	(844,259,288)	(336,171,843)

Net increase (decrease) in net assets	671,554,929	(5,877,059,416)

Net assets:
Beginning of period	7,143,744,421	13,020,803,837

End of period	$7,815,299,350	$7,143,744,421

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	Invesco Oppenheimer International Growth Fund

Financial Highlights

(Unaudited)

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed(c)		Ratio of net investment income (loss) to average net assets		Portfolio turnover (d)
Class A
Six months ended 04/30/23	$31.02	$ 0.04	$ 6.85	$ 6.89	$ –	$ –	$ –	$37.91	22.21%	$ 1,108,384	1.10	%(e)	1.10	%(e)	0.25	%(e)	7%
Year ended 10/31/22	52.65	0.00	(15.44)	(15.44)	(0.05)	(6.14)	(6.19)	31.02	(32.80)	1,014,906	1.08		1.08		0.01		9
Year ended 10/31/21	45.87	0.01	13.72	13.73	–	(6.95)	(6.95)	52.65	32.14	1,680,415	1.10		1.10		0.00		18
Year ended 10/31/20	41.74	(0.02)	4.53	4.51	(0.38)	–	(0.38)	45.87	10.84	1,472,093	1.10		1.13		(0.06)		22
Eleven months ended 10/31/19	37.08	0.33	4.71	5.04	(0.38)	–	(0.38)	41.74	13.75	1,746,483	1.10	(e)	1.10	(e)	0.93	(e)	10
Year ended 11/30/18	43.71	0.34	(6.71)	(6.37)	(0.26)	–	(0.26)	37.08	(14.66)	2,146,246	1.11		1.11		0.79		18
Year ended 11/30/17	34.34	0.35	9.38	9.73	(0.36)	–	(0.36)	43.71	28.61	3,249,744	1.13		1.13		0.89		22
Class C
Six months ended 04/30/23	28.30	(0.08)	6.24	6.16	–	–	–	34.46	21.77	62,181	1.85	(e)	1.85	(e)	(0.50	)(e)	7
Year ended 10/31/22	48.88	(0.26)	(14.18)	(14.44)	–	(6.14)	(6.14)	28.30	(33.31)	65,001	1.83		1.83		(0.74)		9
Year ended 10/31/21	43.30	(0.35)	12.88	12.53	–	(6.95)	(6.95)	48.88	31.15	150,110	1.85		1.85		(0.75)		18
Year ended 10/31/20	39.42	(0.33)	4.28	3.95	(0.07)	–	(0.07)	43.30	10.02	184,361	1.85		1.88		(0.81)		22
Eleven months ended 10/31/19	34.97	0.06	4.46	4.52	(0.07)	–	(0.07)	39.42	12.95	241,807	1.85	(e)	1.85	(e)	0.18	(e)	10
Year ended 11/30/18	41.29	0.02	(6.34)	(6.32)	–	–	–	34.97	(15.31)	345,228	1.86		1.86		0.04		18
Year ended 11/30/17	32.44	0.03	8.91	8.94	(0.09)	–	(0.09)	41.29	27.64	468,753	1.88		1.88		0.09		22
Class R
Six months ended 04/30/23	30.04	(0.00)	6.62	6.62	–	–	–	36.66	22.04	233,492	1.35	(e)	1.35	(e)	(0.00	)(e)	7
Year ended 10/31/22	51.26	(0.09)	(14.99)	(15.08)	–	(6.14)	(6.14)	30.04	(32.97)	203,428	1.33		1.33		(0.24)		9
Year ended 10/31/21	44.92	(0.12)	13.41	13.29	–	(6.95)	(6.95)	51.26	31.80	311,920	1.35		1.35		(0.25)		18
Year ended 10/31/20	40.88	(0.13)	4.44	4.31	(0.27)	–	(0.27)	44.92	10.58	263,106	1.35		1.38		(0.31)		22
Eleven months ended 10/31/19	36.32	0.24	4.61	4.85	(0.29)	–	(0.29)	40.88	13.47	313,081	1.35	(e)	1.35	(e)	0.68	(e)	10
Year ended 11/30/18	42.86	0.23	(6.58)	(6.35)	(0.19)	–	(0.19)	36.32	(14.88)	377,926	1.36		1.36		0.54		18
Year ended 11/30/17	33.70	0.21	9.25	9.46	(0.30)	–	(0.30)	42.86	28.31	486,089	1.38		1.38		0.55		22
Class Y
Six months ended 04/30/23	30.84	0.09	6.80	6.89	(0.01)	–	(0.01)	37.72	22.36	2,658,420	0.85	(e)	0.85	(e)	0.50	(e)	7
Year ended 10/31/22	52.41	0.10	(15.35)	(15.25)	(0.18)	(6.14)	(6.32)	30.84	(32.64)	2,575,369	0.83		0.83		0.26		9
Year ended 10/31/21	45.63	0.13	13.65	13.78	(0.05)	(6.95)	(7.00)	52.41	32.46	5,009,610	0.85		0.85		0.25		18
Year ended 10/31/20	41.51	0.08	4.52	4.60	(0.48)	–	(0.48)	45.63	11.13	4,132,110	0.85		0.88		0.19		22
Eleven months ended 10/31/19	36.92	0.42	4.67	5.09	(0.50)	–	(0.50)	41.51	14.01	5,993,234	0.85	(e)	0.85	(e)	1.18	(e)	10
Year ended 11/30/18	43.55	0.44	(6.69)	(6.25)	(0.38)	–	(0.38)	36.92	(14.47)	9,329,538	0.86		0.86		1.04		18
Year ended 11/30/17	34.23	0.41	9.37	9.78	(0.46)	–	(0.46)	43.55	28.96	12,543,811	0.88		0.88		1.04		22
Class R5
Six months ended 04/30/23	31.11	0.10	6.86	6.96	(0.05)	–	(0.05)	38.02	22.38	2,397	0.79	(e)	0.79	(e)	0.56	(e)	7
Year ended 10/31/22	52.84	0.12	(15.46)	(15.34)	(0.25)	(6.14)	(6.39)	31.11	(32.58)	1,974	0.76		0.76		0.33		9
Year ended 10/31/21	45.97	0.20	13.76	13.96	(0.14)	(6.95)	(7.09)	52.84	32.66	44,233	0.72		0.72		0.38		18
Year ended 10/31/20	41.80	0.15	4.55	4.70	(0.53)	–	(0.53)	45.97	11.29	12	0.69		0.69		0.35		22
Period ended 10/31/19(f)	38.79	0.23	2.78	3.01	–	–	–	41.80	7.76	11	0.74	(e)	0.74	(e)	1.29	(e)	10
Class R6
Six months ended 04/30/23	30.85	0.11	6.80	6.91	(0.08)	–	(0.08)	37.68	22.43	3,750,425	0.72	(e)	0.72	(e)	0.63	(e)	7
Year ended 10/31/22	52.44	0.15	(15.34)	(15.19)	(0.26)	(6.14)	(6.40)	30.85	(32.55)	3,283,066	0.69		0.69		0.40		9
Year ended 10/31/21	45.67	0.20	13.66	13.86	(0.14)	(6.95)	(7.09)	52.44	32.66	5,824,515	0.70		0.70		0.40		18
Year ended 10/31/20	41.55	0.15	4.52	4.67	(0.55)	–	(0.55)	45.67	11.29	5,473,919	0.69		0.69		0.35		22
Eleven months ended 10/31/19	36.98	0.48	4.67	5.15	(0.58)	–	(0.58)	41.55	14.18	7,389,864	0.69	(e)	0.69	(e)	1.34	(e)	10
Year ended 11/30/18	43.62	0.51	(6.69)	(6.18)	(0.46)	–	(0.46)	36.98	(14.32)	8,682,910	0.69		0.69		1.20		18
Year ended 11/30/17	34.31	0.45	9.40	9.85	(0.54)	–	(0.54)	43.62	29.14	10,542,873	0.69		0.69		1.15		22

(a)	Calculated using average shares outstanding.
(b)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.

(c)	Does not include indirect expenses from affiliated fund fees and expenses of 0.00% for the eleven months ended October 31, 2019 and the years ended November 30, 2018 and 2017, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Annualized.
(f)	Commencement date after the close of business on May 24, 2019.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	Invesco Oppenheimer International Growth Fund

Notes to Financial Statements

April 30, 2023

(Unaudited)

NOTE 1–Significant Accounting Policies

Invesco Oppenheimer International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company authorized to issue an unlimited number of shares of beneficial interest. Information presented in these financial statements pertains only to the Fund. Matters affecting the Fund or each class will be voted on exclusively by the shareholders of the Fund or each class.

The Fund’s investment objective is to seek capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class Y shares are available only to certain investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Under certain circumstances, load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Class C shares held for eight years after purchase are eligible for automatic conversion into Class A shares of the same Fund (the “Conversion Feature”). The automatic conversion pursuant to the Conversion Feature will generally occur at the end of the month following the eighth anniversary after a purchase of Class C shares.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange is generally valued at its trade price or official closing price that day as of the close of the exchange where the security is principally traded, or lacking any trades or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued using prices provided by an independent pricing service they may be considered fair valued. Futures contracts are valued at the daily settlement price set by an exchange on which they are principally traded. U.S. exchange-traded options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Non-U.S. exchange-traded options are valued at the final settlement price set by the exchange on which they trade. Options not listed on an exchange and swaps generally are valued using pricing provided from independent pricing services.

Securities of investment companies that are not exchange-traded (e.g., open-end mutual funds) are valued using such company’s end-of-business-day net asset value per share.

Deposits, other obligations of U.S. and non-U.S. banks and financial institutions are valued at their daily account value.

Fixed income securities (including convertible debt securities) generally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the New York Stock Exchange (“NYSE”). If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Invesco Advisers, Inc. (the “Adviser” or “Invesco”) may use various pricing services to obtain market quotations as well as fair value prices. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become not representative of market value in the Adviser’s judgment (“unreliable”). If, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, a significant event occurs that makes the closing price of the security unreliable, the Adviser may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith in accordance with Board- approved policies and related Adviser procedures (“Valuation Procedures”). Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Unlisted securities will be valued using prices provided by independent pricing services or by another method that the Adviser, in its judgment, believes better reflects the security’s fair value in accordance with the Valuation Procedures.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices may be used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available are fair valued by the Adviser in accordance with the Valuation Procedures. If a fair value price provided by a pricing service is unreliable, the Adviser will fair value the security using the Valuation Procedures. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism, significant governmental actions or adverse investor sentiment generally and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The price the Fund could receive upon the sale of any investment may differ from the Adviser’s valuation of the investment, particularly for securities that are valued using a fair valuation technique. When fair valuation techniques are applied, the Adviser uses available information, including both observable and unobservable inputs and assumptions, to determine a methodology that will result in a valuation that the Adviser believes approximates market value. Fund securities that are fair valued may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used.

12	Invesco Oppenheimer International Growth Fund

Because of the inherent uncertainties of valuation, and the degree of subjectivity in such decisions, the Fund could realize a greater or lesser than expected gain or loss upon the sale of the investment.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on an accrual basis from settlement date and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues, the country that has the primary market for the issuer’s securities and its “country of risk” as determined by a third party service provider, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Foreign Withholding Taxes – The Fund is subject to foreign withholding tax imposed by certain foreign countries in which the Fund may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Fund may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Fund will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be shown under receivables for Tax reclaims on the Statement of Assets and Liabilities. There is no guarantee that the Fund will receive refunds applied for in a timely manner or at all.

As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as Foreign withholding tax claims in the Statement of Operations, and any related interest is included in Interest income. The Fund may incur fees paid to third party providers that assist in the recovery of the tax reclaims. These fees are reflected on the Statement of Operations as Professional fees, if any. In the event tax refunds received by the Fund during the fiscal year exceed the foreign withholding taxes paid by the Fund for the year, and the Fund previously passed foreign tax credits on to its shareholders, the Fund intends to enter into a closing agreement with the Internal Revenue Service in order to pay the associated liability on behalf of the Funds’ shareholders. For the six months ended April 30, 2023, the Fund did not enter into any closing agreements.

G.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated based on relative net assets of Class R5 and Class R6. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

H.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

I.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

J.

Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated, unregistered investment companies that comply with Rule 2a-7 under the 1940 Act and money market funds (collectively, “affiliated money market funds”) and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower

13	Invesco Oppenheimer International Growth Fund

did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

The Adviser serves as an affiliated securities lending agent for the Fund. The Bank of New York Mellon also serves as a securities lending agent. To the extent the Fund utilizes the Adviser as an affiliated securities lending agent, the Fund conducts its securities lending in accordance with, and in reliance upon, no-action letters issued by the SEC staff that provide guidance on how an affiliate may act as a direct agent lender and receive compensation for those services in a manner consistent with the federal securities laws. For the six months ended April 30, 2023, the Fund paid the Adviser $634 in fees for securities lending agent services. Fees paid to the Adviser for securities lending agent services, if any, are included in Dividends from affiliates on the Statement of Operations.

K.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.

Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical exchange of the two currencies on the settlement date, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards).

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts for hedging does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

M.

Other Risks - Emerging markets (also referred to as developing markets) are generally subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, companies operating in emerging markets may be subject to lower trading volume and greater price fluctuations than companies in more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change. Other risks of investing in emerging markets securities may include additional transaction costs, delays in settlement procedures, and lack of timely information.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate*
First $ 250 million	0.800%
Next $250 million	0.770%
Next $500 million	0.750%
Next $1 billion	0.690%
Next $3 billion	0.670%
Next $5 billion	0.650%
Next $10 billion	0.630%
Next $10 billion	0.610%
Over $30 billion	0.590%

*	The advisory fee paid by the Fund shall be reduced by any amounts paid by the Fund under the administrative services agreement with the Adviser.

For the six months ended April 30, 2023, the effective advisory fee rate incurred by the Fund was 0.66%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services

14	Invesco Oppenheimer International Growth Fund

to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s). Invesco has also entered into a sub-advisory agreement with OppenheimerFunds, Inc. to provide discretionary management services to the Fund.

The Adviser has contractually agreed, through at least June 30, 2023, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.25% 3.00%, 2.50%, 2.00%, 2.00% and 2.00%, respectively, of the Fund’s average daily net assets (the “expense limits”). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. The Adviser did not waive fees and/or reimburse expenses during the period under these expense limits. Effective July 1, 2023, the fee waiver agreement has been extended for an indefinite period. Invesco may amend and/or terminate this expense limit at any time in its sole discretion and will inform the Board of Trustees of any such changes.

Further, the Adviser has contractually agreed, through at least June 30, 2025, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2023, the Adviser waived advisory fees of $54,414.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees. Invesco has entered into a sub-administration agreement whereby State Street Bank and Trust Company (“SSB”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, SSB also serves as the Fund’s custodian.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting services are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2023, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Class A Plan, reimburses IDI for its allocated share of expenses incurred for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Class A shares. The Fund, pursuant to the Class C and Class R Plans, pays IDI compensation at the annual rate of 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2023, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2023, IDI advised the Fund that IDI retained $36,438 in front-end sales commissions from the sale of Class A shares and $684 and $303 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

For the six months ended April 30, 2023, the Fund incurred $591 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

15	Invesco Oppenheimer International Growth Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$–	$224,684,942	$–	$ 224,684,942
Canada	375,764,045	–	–	375,764,045
China	–	21,976,112	–	21,976,112
Denmark	–	373,737,094	–	373,737,094
France	–	1,457,739,171	–	1,457,739,171
Germany	–	415,426,408	–	415,426,408
India	–	289,722,087	–	289,722,087
Ireland	–	209,261,860	–	209,261,860
Italy	–	175,285,068	–	175,285,068
Japan	–	587,674,689	–	587,674,689
Netherlands	–	427,984,527	–	427,984,527
New Zealand	–	38,089,059	–	38,089,059
Spain	–	170,559,430	–	170,559,430
Sweden	–	376,260,383	–	376,260,383
Switzerland	–	320,249,643	–	320,249,643
Taiwan	–	73,354,961	–	73,354,961
United Kingdom	35,913,977	1,597,460,792	–	1,633,374,769
United States	391,377,319	159,054,120	–	550,431,439
Money Market Funds	10,042,041	129,681,569	–	139,723,610
Total Investments in Securities	813,097,382	7,048,201,915	–	7,861,299,297

Other Investments - Assets*
Forward Foreign Currency Contracts	–	734	–	734
Total Investments	$813,097,382	$7,048,202,649	$–	$7,861,300,031

*	Unrealized appreciation.

NOTE 4–Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value
Currency
Derivative Assets	Risk
Unrealized appreciation on forward foreign currency contracts outstanding	$734
Derivatives not subject to master netting agreements	–
Total Derivative Assets subject to master netting agreements	$734

Offsetting Assets and Liabilities

The table below reflects the Fund’s exposure to Counterparties subject to either an ISDA Master Agreement or other agreement for OTC derivative transactions as of April 30, 2023.

Financial
	Derivative		Collateral
	Assets		(Received)/Pledged
	Forward Foreign	Net Value of			Net
Counterparty	Currency Contracts	Derivatives	Non-Cash	Cash	Amount
State Street Bank & Trust Co.	$734	$734	$–	$–	$734

Effect of Derivative Investments for the six months ended April 30, 2023

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Currency
Risk
Realized Gain (Loss):
Forward foreign currency contracts	$(2,239)

16	Invesco Oppenheimer International Growth Fund

Location of Gain (Loss) on
Statement of Operations
Currency
Risk
Change in Net Unrealized Appreciation:
Forward foreign currency contracts	$ 734
Total	$(1,505)

The table below summarizes the average notional value of derivatives held during the period.

Forward
Foreign Currency
Contracts

Average notional value	$1,229,896

NOTE 5–Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2023, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $24,005.

NOTE 6–Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7–Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8–Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2022, as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$152,639,463	$–	$152,639,463

*

Capital loss carryforward is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9–Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Government obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2023 was $536,349,374 and $1,351,732,929, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis

Aggregate unrealized appreciation of investments	$3,676,514,434

Aggregate unrealized (depreciation) of investments	(240,966,494)

Net unrealized appreciation of investments	$3,435,547,940

Cost of investments for tax purposes is $4,425,752,091.

17	Invesco Oppenheimer International Growth Fund

NOTE 10–Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2023(a)		October 31, 2022
	Shares	Amount	Shares	Amount

Sold:
Class A	1,568,536	$54,960,360	5,405,885	$202,956,745

Class C	82,600	2,632,015	153,626	5,337,043

Class R	274,973	9,349,338	964,878	34,927,354

Class Y	6,486,286	225,764,681	22,787,843	848,544,314

Class R5	2,797	96,976	210,747	7,934,807

Class R6	13,280,902	450,364,657	23,922,628	856,148,483

Issued as reinvestment of dividends:
Class A	-	-	3,967,563	174,691,830

Class C	-	-	417,051	16,865,527

Class R	-	-	861,731	36,821,772

Class Y	22,895	802,234	10,649,974	465,084,384

Class R5	88	3,111	122,171	5,379,201

Class R6	221,364	7,747,765	13,677,773	596,897,993

Automatic conversion of Class C shares to Class A shares:
Class A	234,669	8,298,531	603,876	22,422,046

Class C	(257,795)	(8,298,531)	(658,909)	(22,422,046)

Reacquired:
Class A	(5,282,687)	(183,839,407)	(9,175,150)	(338,595,331)

Class C	(316,967)	(10,003,941)	(685,717)	(23,411,544)

Class R	(678,668)	(23,127,183)	(1,139,181)	(42,341,173)

Class Y	(19,538,664)	(672,081,040)	(45,515,945)	(1,603,882,793)

Class R5	(3,308)	(113,967)	(1,106,594)	(35,278,749)

Class R6	(20,391,625)	(706,814,887)	(42,253,712)	(1,544,251,706)

Net increase (decrease) in share activity	(24,294,604)	$(844,259,288)	(16,789,462)	$(336,171,843)

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 46% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

In addition, 7% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

18	Invesco Oppenheimer International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2022 through April 30, 2023.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (11/01/22)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/23)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/23)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,222.50	$6.06	$1,019.34	$5.51	1.10%
Class C	1,000.00	1,218.10	10.17	1,015.62	9.25	1.85
Class R	1,000.00	1,220.80	7.43	1,018.10	6.76	1.35
Class Y	1,000.00	1,224.00	4.69	1,020.58	4.26	0.85
Class R5	1,000.00	1,224.60	4.36	1,020.88	3.96	0.79
Class R6	1,000.00	1,224.70	3.97	1,021.22	3.61	0.72

[1]

The actual ending account value is based on the actual total return of the Fund for the period November 1, 2022 through April 30, 2023, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19	Invesco Oppenheimer International Growth Fund

Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its portfolio holdings four times each year, at the end of each fiscal quarter. For the second and fourth quarters, the list appears, respectively, in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the list with the Securities and Exchange Commission (SEC) as an exhibit to its reports on Form N-PORT. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Form N-PORT filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246, or at invesco.com/corporate/about-us/esg. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file number(s): 811-06463 and 033-44611	Invesco Distributors, Inc.	O-IGR-SAR-1

ITEM 2.	CODE OF ETHICS.

Not applicable for a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of June 15, 2023, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 15, 2023, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Not applicable.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	June 30, 2023

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	June 30, 2023

By:	/s/ Adrien Deberghes
Adrien Deberghes
Principal Financial Officer

Date:	June 30, 2023